        As filed with the Securities and Exchange Commission
                           on May 1, 1997

                      Registration No. 2-89550


                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C.  20549

                              FORM N-4
      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          PRE-EFFECTIVE AMENDMENT NO.                  ( )

          POST-EFFECTIVE AMENDMENT NO.  23             (X)

                               and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT
                        COMPANY ACT OF 1940

             Amendment No.  17                        (X)
                  (Check appropriate box or boxes)


                     FUTUREFUNDS SERIES ACCOUNT
                     (Exact name of Registrant)
            GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        (Name of Depositor)
                       8515 East Orchard Road
                     Englewood, Colorado 80111
       (Address of Depositor's Principal Executive Officers)
                              (Zip Code)

         Depositor's Telephone Number, including Area Code:
                           (800) 537-2033

                        William T. McCallum
               President and Chief Executive Officer
            Great-West Life & Annuity Insurance Company
                             hard Road
                     Englewood, Colorado  80111
              (Name and Address of Agent for Service)

                              Copy to:
                       James F. Jorden, Esq.
                Jorden Burt Berenson & Johnson, LLP
         1025 Thomas Jefferson Street, N.W., Suite 400 East
                    Washington, D.C.  20007-0805

        It is proposed that this filing will become effective (check appropriate space)

          X       Immediately  upon  filing pursuant  to paragraph
                  (b) of Rule 485.
        _____     On May  1, 1997 ,  pursuant to  paragraph (b) of
                  Rule 485.
        _____     60 days after  filing pursuant to paragraph  (a)
                  of Rule 485.
        _____     On                      , pursuant  to paragraph
                  (a)(i) of Rule 485.
        _____     75  days  after  filing  pursuant  to  paragraph
                  (a)(ii) of Rule 485.
        _____     On                      ,  pursuant to paragraph
                  (a)(ii) of Rule 485.


   The Registrant has chosen to register an indefinite number of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 27, 1997.

                     FUTUREFUNDS SERIES ACCOUNT

                       Cross Reference Sheet
                   Showing Location in Prospectus
              and Statement of Additional Information
                      As Required by Form N-4

   FORM N-4 ITEM                      PROSPECTUS CAPTION

   1.   Cover Page                    Cover Page

   2.   Definitions                   Glossary of Special Terms

   3.   Synopsis                      Fee Table; Questions and
                                      Answers about the Series
                                      Account Variable Annuity

   4.   Condensed Financial           Condensed Financial
        Information                   Information

   5.   General Description of        Great-West Life & Annuity
        Registrant, Depositor         Insurance Company;
        and Portfolio Companies       FutureFunds Series Account;
                                      Investment of the Series
                                      Account; Voting Rights

   6.   Deductions                    Administrative Charges;
                                      Risk Charges, Premium Taxes
                                      and Other Deductions;
                                      Appendix A; Distribution of
                                      the Contracts

   7.   General Description of        The Contracts; Investments
        Variable Annuity Contracts    of the Series Account;
                                      Statement of Additional
                                      Information

   8.   Annuity Period                Annuity Options

   9.   Death Benefit                 The Contracts-Accumulation
                                      Period - Death Benefit;
                                      Prior to Retirement Date;
                                      Annuity Payments

   FORM N-4 ITEM                      PROSPECTUS CAPTION

   10.  Purchases and Contract Value  The Contracts-General; The
                                      Contracts-Accumulation
                                      Period; Distribution of the
                                      Contracts; Cover Page;
                                      Great-West Life & Annuity
                                      Insurance Company

   11.  Redemptions                   The Contracts-Accumulation
                                      Period - Total and Partial
                                      Surrenders; Return
                                      Privilege

   12.  Taxes                         Federal Tax Consequences

   13.  Legal Proceedings             Legal Proceedings

   14.  Table Contents of             Statement of Additional
        Statement of Additional       Information
        Information

                                      STATEMENT OF ADDITIONAL
   FORM N-4 ITEM                      INFORMATION CAPTION

   15.  Cover Page                    Cover Page

   16.  Table of Contents             Table of Contents

   17.  General Information and       Not Applicable
        History

   18.  Services                      Custodian and Accountants

   19.  Purchase of Securities        Not Applicable
        Being Offered

   20.  Underwriters                  Underwriter

   21.  Calculation of Performance    Calculation of Performance
        Data                          Data

   22.  Annuity Payments              Not Applicable

   23.  Financial Statements          Financial Statements

                     FUTUREFUNDS SERIES ACCOUNT
                                 Of
            Great-West Life & Annuity Insurance Company
                  GROUP VARIABLE ANNUITY CONTRACTS
                           Distributed by
                    BenefitsCorp Equities, Inc.
         8515 East Orchard Road, Englewood, Colorado 80111
         (800) 468-8661 (U.S.)  (303) 689-3360 (Englewood)

     The group variable annuity contracts described in this prospectus ("Group Contracts") are designed and offered to provide retirement programs that qualify for special federal income tax treatment for employees of certain organizations. The Group Contracts may be issued in connection with Contributions made by:

   . employers or employee organizations (such as non-profit entities defined in Section 501(c) of the Internal Revenue Code of 1986, as amended ("Code"), and governmental entities defined in Code Section 414(d)) to purchase annuities for their employees under pension or profit-sharing plans described in Section 401(a) of the Code,

   . employers or employee organizations to purchase annuities for their employees under cash or deferred profit sharing plans described in Section 401(k) of the Code, state educational organizations and certain tax-exempt organizations to purchase annuities for their employees under Section 403(b) of the Code, and

   . certain state and local governmental entities and, for years beginning after 1986, other non-governmental tax-exempt organizations to purchase annuities for a select group of management or highly compensated employees under a deferred compensation plan described in Section 457 of the Code.

        The Group Contracts are issued by Great-West Life & Annuity Insurance Company ("GWL&A"). BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Group Contracts. The owner of a Group Contract will be the employer, or plan trustee, or may also be certain employer associations or employee associations for contracts issued under Section 401(a), Section 401(k), Section 403(b) or
   Section 457 retirement programs. Contributions are made by the employer for employees desiring coverage under a Group Contract. The amount of the Contributions will be determined by the employer. A separate record (a "Participant Annuity Account") will be established in the name of each participating employee (a "Participant") to reflect the dollar values of Contributions made in each Participant's name. The Group Contracts provide for a deferred annuity to begin at a future pre-selected date (the "Annuity Commencement Date"). The Group Contracts also provide for a death benefit. An initial Contribution under a Section 403(b) retirement program may be canceled and returned at the employee's request within fifteen days of the date of the Contribution.

        Prior to the Annuity Commencement Date, the Contributions can accumulate on a variable basis, guaranteed basis, or a combination of both. To accumulate on a variable basis,
   Contributions will be allocated to the FUTUREFUNDS SERIES ACCOUNT (the "Series Account"), a segregated investment account of GWL&A. The value of the Contributions prior to the Annuity Commencement Date and thus the amount accumulated to provide annuity payments will depend upon the investment performance of the Series Account.

        The amount of annuity payments may also be variable based upon the investment experience of the Series Account, or may be fixed without regard to such experience, or may be a combination of both. The Series Account currently has eighteen Investment Divisions available for allocation of Contributions. Fourteen of the Investment Divisions invest in shares of the portfolios of Maxim Series Fund Inc. ("Maxim"), an open-end management investment company of the series type described beginning on page 3.

   THIS PROSPECTUS IS ACCOMPANIED BY CURRENT PROSPECTUSES FOR MAXIM SERIES FUND, INC., AMERICAN CENTURY VP CAPITAL APPRECIATION AND AMERICAN CENTURY VP BALANCED, FIDELITY VIP GROWTH AND FIDELITY VIP II ASSET MANAGER PORTFOLIOS. THESE PROSPECTUSES PROVIDE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING AND SHOULD BE KEPT FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE GROUP CONTRACTS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, WHICH IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION, THE TABLE OF CONTENTS OF WHICH IS SET FORTH ON THE LAST PAGE OF THIS PROSPECTUS, IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING OR TELEPHONING GWL&A AT THE ADDRESS OR TELEPHONE NUMBER SET FORTH ABOVE. THESE
   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
   SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             The date of this prospectus is May 1, 1997

   . the Maxim Money Market Portfolio seeks preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives through investments in short-term money market securities. Shares of the Maxim Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. Further, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

   . the  Maxim Bond  Portfolio  seeks to  achieve maximum  total return  consistent with  the preservation  of capital,  through
   investment  in   an   actively   managed  portfolio   of   debt
   securities.

   . the Maxim Stock Index Portfolio seeks to provide investment results, before fees, that correspond to the total return of
   the  S&P  500  Index  and  the  S&P  Mid-Cap  Index,   weighted
   according to their respective pro-rata shares of the market;

   . the Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection and seeks to achieve this objective by investing in mortgage-related securities issued or guaranteed by an agency or instrumentality of the U.S. Government, other U.S. agency and instrumentality obligations, and in U.S. Treasury obligations;

   . the   Maxim  Small-Cap  Index  Portfolio  seeks  to  provide
   investment results, before fees, that correspond to the total return of the Russell 2000 Index. The Russell 2000 Index was developed in 1979 by the Frank Russell Company to track the stock market performance of a broadly diversified group of small capitalization domestic stocks (currently those stocks with capitalization of below $440 million);

   . the  Maxim  Mid-Cap  Portfolio  (Growth  Fund  I  Investment
   Division) seeks to provide long-term growth of capital through investment of at least 65% of the Portfolio's assets in medium sized companies.

   . the Maxim Total Return Portfolio seeks to obtain the highest possible total return, a combination of income and capital appreciation, consistent with reasonable risk;

   . the Maxim International Equity Portfolio seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

   . the   Maxim  Corporate  Bond   Portfolio  seeks  high  total
   investment return by investing primarily in debt securities (including convertibles), although up to 20% of its assets, at the time of acquisition, may be invested in preferred stocks.

   . the Maxim Small-Cap Value Portfolio (Ariel Value Investment Division) seeks to achieve long-term capital appreciation by investing primarily in common stocks, although the Portfolio may also invest in other securities, including restricted and preferred stocks.

   . the Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth by investing its assets principally in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase.

   . the Maxim INVESCO ADR Portfolio seeks to achieve a high total return on investment through capital appreciation and current income, while reducing risk through diversification by investing substantially all its assets in foreign securities that are issued in the form of American Depositary Receipts
   ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

   . the Maxim INVESCO Balanced Portfolio seeks to achieve a high total return on investment through capital appreciation and current income. The Portfolio invests in a combination of common stocks (normally 50% to 70% of total assets) and fixed income securities (normally 25% or more).

   . the  Maxim T.  Rowe Price  Equity/Income Portfolio  seeks to
   provide   substantial   dividend   income   and  also   capital
   appreciation by investing primarily in dividend-paying common stocks of established companies.

     The Series Account also has two Investment Divisions which invest in shares of American Century Variable Portfolios, Inc. ("American Century"), a diversified, series, open-end management investment company which is a member of the American Centurysm Investments group of mutual funds. These Investment Divisions invest in shares of one of the following portfolios of American Century:

   . the American Century VP Capital Appreciation Fund seeks capital growth by investment in common stocks (including securities convertible to common stocks) and other securities that meet certain fundamental and technical standards and, in the opinion of American Century s management, have better than average potential for appreciation; and

   . the American Century VP Balanced Fund seeks capital growth and current income by investment of approximately 60% of its assets in common stocks (including securities convertible to common stocks) and the remaining assets in bonds and other fixed income securities which, in the opinion of American Century s management, have better-than-average prospects for appreciation.

     The Series Account has two Investment Divisions which invest in shares of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a diversified management investment company offering insurance companies a selection of investment vehicles for variable annuity insurance contracts. These Investment Divisions invest in shares of one of the following portfolios of Fidelity VIP:

   . the   Fidelity   VIP   Growth   Portfolio    seeks   capital
   appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities including bonds and preferred stocks; and

   . the Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

     If the underlying plan document or program of any other Group Policyholder does not permit investments in any Investment Division of the Series Account, GWL&A shall restrict the availability of such Investment Division in compliance with the Group Policyholder's Request.

                         TABLE OF CONTENTS
                                                            Page
   Fee Table . . . . . . . . . . . . . . . . . . . . . . . . . 6

   Examples  . . . . . . . . . . . . . . . . . . . . . . . . . 7

   Glossary of Special Terms . . . . . . . . . . . . . . . . . 9

   Questions and Answers About the Series Account Variable
   Annuity . . . . . . . . . . . . . . . . . . . . . . . . . . 10

   Financial Highlights  . . . . . . . . . . . . . . . . . . . 14

   Performance Related Information . . . . . . . . . . . . . . 16

   Great-West Life & Annuity Insurance Company . . . . . . . . 19

   FutureFunds Series Account  . . . . . . . . . . . . . . . . 19

   The Group Contracts . . . . . . . . . . . . . . . . . . . . 20

   Accumulation Period . . . . . . . . . . . . . . . . . . . . 22

   Investments of the Series Account . . . . . . . . . . . . . 28

   Administrative Charges, Risk Premiums
    and Other Deductions . . . . . . . . . . . . . . . . . . . 31

   Annuity Options . . . . . . . . . . . . . . . . . . . . . . 35

   Federal Tax Consequences  . . . . . . . . . . . . . . . . . 38

   Voting Rights . . . . . . . . . . . . . . . . . . . . . . . 43

   Distribution of the Group Contracts . . . . . . . . . . . . 43

   Return Privilege  . . . . . . . . . . . . . . . . . . . . . 44

   State Regulation  . . . . . . . . . . . . . . . . . . . . . 44

   Restrictions Under the Texas Optional
     Retirement Program  . . . . . . . . . . . . . . . . . . . 44

   Reports . . . . . . . . . . . . . . . . . . . . . . . . . . 44

   Legal Proceedings . . . . . . . . . . . . . . . . . . . . . 44

   Legal Matters . . . . . . . . . . . . . . . . . . . . . . . 44

   Registration Statement  . . . . . . . . . . . . . . . . . . 44

   Statement of Additional Information . . . . . . . . . . . . 45

                             FEE TABLE

   CONTRACT OWNER TRANSACTION EXPENSES

        Sales Load Imposed on Purchases
         (as a percentage of purchase payments)  . . . . . . . . . . . . None
        Deferred Sales Load (as a percentage of
          amount distributed)  . . . . . . . . . . . . . . . . . . 6% maximum
                                                     See footnote (1), page 7
        Distribution Fees (as a percentage of purchase payments) . . . . None
        Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . None

   TOTAL Contract Owner Transaction Expenses
     (as a percentage of purchase payments)  . . . . . . . . . . . . . . . 6%
   Annual Contract Fee . . . . . . . . . . . . . . . . . . . . .  $30 maximum
                                                     See footnote (2), page 7


   Separate Account Annual Expenses (as a percentage of average account value)(Expenses vary by Contract)1

      Mortality Risk       Expense Risk       Total Separate
                                              Account Annual
                                                 Expenses
           1.00%               0.25%               1.25%
           0.76%               0.19%               0.95%
           0.60%               0.15%               0.75%
           0.52%               0.13%               0.65%
           0.44%               0.11%               0.55%
           0.00%               0.00%               0.00%





                      1    The table  of separate account expenses illustrates
the
          possible mortality  and  expense risks  available under  separate
          contracts  offered  by  this  prospectus.   Please  contact  your
          registered representative to determine which charges apply to your contract.


   Maxim Series Fund, Inc. Annual Expenses (as a percentage of
   Maxim Series Fund, Inc. average net assets)


                            Maxim       Maxim        Maxim
                            Money        Bond        Stock
                           Market                    Index
   Management Fees          .46%         .60%         .60%
   Other Expenses           None         None         None
   Total Maxim Series
   Fund, Inc. Annual        .46%         .60%         .60%
   Expenses

                           Maxim        Maxim
                         U.S. Gov't.  Small-Cap
                         Securities     Index
   Management Fees          .60%         .60%
   Other Expenses           None         None
   Total Maxim Series
   Fund, Inc. Annual        .60%         .60%
   Expenses

                              Maxim           Maxim
                          International        Total
                              Equity          Return
   Management Fees            1.00%            .60%
   Other Expenses              .50%            None
   Total Maxim Series
   Fund, Inc. Annual          1.50%            .60%
   Expenses



                                 Maxim            Maxim
                               Corporate         Mid-Cap
                                  Bond       (Growth Fund I)
   Management Fees                .90%             .95%
   Other Expenses                 None             .15%
   Total Maxim Series
   Fund, Inc. Annual              .90%            1.10%
   Expenses



                                        Maxim          Maxim
                         Maxim        Small-Cap       INVESCO
                     T. Rowe Price      Value           ADR
                     Equity/Income  (Ariel Value)
   Management Fees        .80%          1.00%          1.00%
   Other Expenses         .15%           .35%          .30%
   Total Maxim
   Series Fund,
   Inc. Annual
   Expenses               .95%          1.35%          1.30%


                          Maxim INVESCO       Maxim INVESCO
                         Small-Cap Growth       Balanced
   Management Fees             .95%               1.00%
   Other Expenses              .15%               None
   Total Maxim Series
   Fund, Inc. Annual
   Expenses                   1.10%               1.00%


                         FEE TABLE (cont'd)

   American Century Variable Portfolios, Inc. Annual Expenses
   (as a percentage the American Century VP s average net assets)

                           American Century VP    American Century
                                 Capital            VP Balanced
                               Appreciation

   Management Fees                1.00%                1.00%
   Other Expenses                  None                 None
   TOTAL American Century
   Variable Portfolio
   Annual Expenses                1.00%                1.00%


   Fidelity VIP Portfolios Annual Expenses (as a percentage of
   Fidelity VIP Portfolios average net assets)

                           Fidelity VIP Growth    Fidelity VIP II
                                                   Asset Manager
   Management Fees                 .61%                 .64%
   Other Expenses                  .08%                 .10%
   TOTAL Fidelity VIP
   Portfolio
   Annual Expenses                 .69%                 .74%


   EXAMPLES

   Example 1:

   If you do not take a distribution from your contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge under any contract:

      Investment Division     1 Year   3 Year    5 Year    10 Year
   Maxim Money Market         $18.21   $59.20    $106.92   $261.48
   Maxim Bond, Maxim Stock
   Index, Maxim U.S.
   Government Securities,
   Maxim Small-Cap Index,
   Maxim Total Return         $19.66   $63.80    $115.07   $280.49
   Maxim Mid-Cap (Growth
   Fund I), Maxim INVESCO
   Small-Cap Growth           $24.80   $80.09    $143.74   $346.25
   Maxim International
   Equity                     $28.89   $92.94    $166.17   $396.54
   Maxim Corporate Bond       $22.74   $73.60    $132.36   $320.34
   Maxim Small-Cap Value
   (Ariel Value)              $27.35   $88.14    $157.81   $377.91
   Maxim INVESCO ADR          $26.84   $86.53    $155.01   $371.64
   Maxim INVESCO Balanced,
   American Century VP
   Capital Appreciation,
   American Century VP
   Balanced                   $23.77   $76.85    $138.07   $333.36
   Maxim T. Rowe Price
   Equity/Income              $23.26   $75.23    $135.22   $326.86
   Fidelity VIP Growth        $20.58   $66.75    $102.29   $292.57
   Fidelity VIP II Asset
   Manager                    $21.10   $68.39    $123.17   $299.23


   Examples (con t)

   Example 2:

   If you take a distribution, in whole, from your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge under any contract:

      Investment Division      1 Year    3 Year   5 Year    10 Year
   Maxim Money Market          $78.21   $119.20   $166.92   $261.48
   Maxim Bond, Maxim Stock
   Index, Maxim U.S.
   Government Securities,
   Maxim Small-Cap Index,
   Maxim Total Return          $73.93   $105.47   $142.46   $203.69
   Maxim Mid-Cap (Growth
   Fund I), Maxim INVESCO
   Small-Cap Growth            $84.80   $140.09   $203.74   $346.25
   Maxim International
   Equity                      $88.89   $152.94   $226.17   $396.54
   Maxim Corporate Bond        $82.74   $133.60   $192.36   $320.34
   Maxim Small-Cap Value
   (Ariel Value)               $87.35   $148.14   $217.81   $377.91
   Maxim INVESCO ADR           $86.84   $146.53   $215.01   $371.64
   Maxim INVESCO Balanced,
   American Century VP
   Capital Appreciation,
   American Century VP
   Balanced                    $83.77   $136.85   $198.07   $333.36
   Maxim T. Rowe Price
   Equity/Income               $83.26   $135.23   $195.22   $326.86
   Fidelity VIP Growth         $80.58   $126.75   $180.29   $292.57
   Fidelity VIP II Asset
   Manager                     $81.10   $128.39   $183.17   $299.23


   The above Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees in the Group Contracts.

   The purpose of the table shown above is to assist the Group Policyholder in understanding the various costs and expenses that a Group Policyholder will bear directly or indirectly. (See "Administrative Charges, Risk Premiums and Other

   Deductions" for more information pertaining to these costs and expenses.)

   Please note that while GWL&A currently intends to pay any Premium Tax levied by any governmental entity, GWL&A reserves the right to, in the future and with prior notice to Participants, deduct the Premium Tax, if any, from Participant Annuity Account Values. (See "Administrative Charges, Risk Premiums and Other Deductions" for more information.)

   The Examples illustrate the charges which would be incurred if the maximum mortality and expense risk charge of 1.25% were applied. This charge is assumed to remain the same in each period listed but does vary by contract. Please consult with your employer or BCE representative for the fee that applies to your contract and a copy of Examples which represent those charges. (See Administrative Charges, Risk Premiums and Other Deductions for more information.)

   (1) The Securities and Exchange Commission requires that the deferred sales load shown in the fee table and the examples be the maximum contingent deferred sales load assessed. This charge does, however, vary by contract. Please consult with your employer or BCE representative for the charge that applies to  your  contract and  a  copy  of the  Examples  that represents those charges. (See "Administrative Charges, Risk Premiums and Other Deductions: Contingent Deferred Sales Charge" for more information.)

   (2) The Securities and Exchange Commission requires that the annual contract fee shown in the fee table be reflective of the contract fees collected during the year. This charge is assumed to remain the same in each period listed but does vary by contract. Please consult with your employer or BCE representative for the fee that applies to your contract. (See "Administrative Charges, Risk Premiums and Other Deductions:
   Contract Maintenance Charge.")


   GLOSSARY OF SPECIAL TERMS

   As used in this prospectus, the terms have the indicated meanings:

   Accumulation Period:  The period during  which the  Participant
   is   covered  under   this   Group  Contract   prior   to   the
   Participant's Annuity Commencement Date.

   Accumulation Unit: An accounting measure used to determine the Variable Account Value before the Annuity Commencement Date.

   Administrative Offices: The Administrative Offices of GWL&A are located at 8515 E. Orchard Rd., Englewood, Colorado 80111.

   Annuity Commencement Date: The date on which annuity payments commence under an Annuity Option.

   Annuity Unit: An accounting measure used to determine the dollar value of any variable dollar annuity payment after the first payment.

   Contribution(s): The total dollar amount(s) paid to purchase an annuity for a Participant.

   Fidelity VIP: Fidelity Variable Insurance Products Fund, a registered management investment company in which assets of the Series Account may be invested.

   Fixed Annuity: An annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a separate account.

   Group  Contract:  An agreement  between  GWL&A  and  the  Group
   Policyholder  providing   a  fixed  and/or  variable   deferred
   annuity.

   Investment Division: The Series Account is divided into investment divisions, one for each designated Investment Portfolio maintained by Maxim, American Century or Fidelity VIP and made available to the Series Account.

   Investment Portfolio: The securities held in a portfolio of Maxim, American Century or Fidelity VIP.

   Maxim:  Maxim  Series  Fund,  Inc.,   a  registered  management
   investment company in which assets of the Series Account may be invested.

   Participant:  An  employee   who  is  covered  under  a   Group
   Contract.

   Participant Annuity Account: A separate record established in the name of each Participant which reflects the total of the Participant's Guaranteed and Variable Account Values.

   Participant   Annuity   Account   Value:   The   sum   of   the
   Participant's Guaranteed and Variable Account Values.

   Premium Tax: The amount of tax, if any, charged by a state or other government authority on premiums.

   Request: Any request in a form satisfactory to GWL&A and received by GWL&A at its Administrative Office, as required by any provision of the Group Contract, and at other times as required by GWL&A.

   Series Account: The segregated investment account of Great-West Life & Annuity Insurance Company called "FUTUREFUNDS Series Account" existing under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

   American Century: American Century Variable Portfolios, Inc., a registered management investment company in which assets of the Series Account may be invested.

   Transfer: The transfers of all or a portion of a Participant Annuity Account Value between and among the Variable and/or Guaranteed Sub-Accounts.

   Transfer to Other Companies: The transfer of all or a portion of a Participant Annuity Account Value to another company.

   Valuation Date: The date on which the net asset value of Maxim, American Century, or Fidelity VIP is determined, and the date on which any Contribution or Request from the Participant/Group Policyholder will be processed by GWL&A. A unit value is calculated once daily Monday through Friday except on holidays on which the New York Stock Exchange is closed. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. On the day after Thanksgiving, however, transactions submitted other than by automated voice response unit or by fully automated computer link will not be processed.

   Valuation  Period:  The  period  between  the  ending  of   two
   successive Valuation Dates.

   Variable Account:   The  account established  under this  Group
   Contract providing for Variable Sub-Accounts.

   Variable Account Value: The sum of the values of the Variable Sub-Accounts credited to a Participant Annuity Account.

   Variable Annuity: An annuity providing for payments, the amount of which will vary in accordance with the changing values of securities held in the Series Account.

   Variable  Sub-Account:  A subdivision  of the  Variable Account
   containing  the  value  credited  to  a  Participant  from   an
   Investment Division.

   QUESTIONS  AND  ANSWERS  ABOUT  THE  SERIES  ACCOUNT   VARIABLE
   ANNUITY

   What is the objective of the Group Contracts offered in this Prospectus?

        The objective of the Group Contracts is to provide annuity retirement programs that qualify for special federal income tax treatment for employees. Under Section 401(a) plans (including plans sponsored by non-profit and governmental entities) and under Section 401(k) plans, any employer and certain employee organizations, such as labor unions, may purchase a Group Contract. Employers eligible to purchase a Group Contract under Section 403(b) retirement programs include state educational institutions and certain tax-exempt organizations that meet the requirements of Section 501(c)(3) of the Code. In addition, under Section 403(b) programs, (i) certain associations of state educational employees and associations of employees of tax-exempt organizations may enter into a Group Contract for the benefit of their members; and (ii) certain associations of state educational employers and associations of tax-exempt employers may also enter into a Group Contract for the benefit of employees or their employer members. Under Code Section 457 retirement programs, certain state and local governmental entities and, for years beginning after 1986, other tax-exempt organizations described in
   Section  457 are  also  eligible. (See  "The  Group  Contracts:
   Eligible Purchasers.")

   How can an employee obtain coverage under a Group Contract?

        After purchasing a Group Contract, the employer will submit to GWL&A an application for any employee who desires coverage under the contract and is eligible to participate in the employer's retirement program. An employee should consult his/her employer for information concerning eligibility.

   How is the amount of Contributions determined?

        For Group Contracts issued under a Section 401(a) retirement program, the employer or employee organization will make Contributions pursuant to its underlying federal or state qualified plan.

        For Group Contracts issued under a Section 401(k) retirement program, the employer will make Contributions pursuant to an underlying Section 401(k) plan and either a salary reduction agreement with its employees or a cash or deferred agreement.

        For  Group Contracts  issued  under an  employer's Section
   403(b)   retirement   program,   the    employer   will    make

   Contributions for its employees pursuant to either a salary reduction agreement with those employees or an agreement to forego a salary increase. In each case, the employee will decide his/her own level and number of Contributions to be made under a Group Contract, except with respect to employer-sponsored plans, under which the employer may make Contributions pursuant to an underlying retirement plan.

        For Group Contracts issued under a Section 457 retirement program, the employer will make Contributions pursuant to an underlying deferred compensation plan.

        The employer will report the amount paid as  Contributions
   to   GWL&A.  There   is   no  minimum   amount  or   number  of
   Contributions.

   How are Contributions allocated?

        Contributions are allocated to the Series Account to accumulate on a variable basis, to the Guaranteed Account to accumulate at a guaranteed rate of return, or combination of both. The assets of the Series Account are invested at net asset value (no sales charge) in shares of Maxim, American Century or Fidelity VIP. (See "Investments of the Series Account" for the investment objectives and policies of those portfolios of Maxim, American Century and Fidelity VIP which are available for Allocation of Contributions to the Series Account.) They are also described in full in the accompanying prospectus for Maxim, American Century and Fidelity VIP.

   How will a covered employee know the value of the Contribution made in his/her name?

        A Participant Annuity Account will be established in the name of each Participant to reflect the dollar value of Contributions made in each Participant's name. Participants will be furnished not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

   What elections are permitted under the Group Contracts?

        Under the Group Contracts issued pursuant to Section 401(a) or Section 401(k) retirement programs, all
   Contributions are held for the exclusive benefit of the Participants to the extent vested. All elections permitted under the Group Contracts are made directly by the employer to GWL&A. The underlying pension or profit sharing plan may, however, permit the Participants to make certain of those elections indirectly through the employer.

        Under the Group Contracts issued pursuant to Section 403(b) retirement programs, all Contributions are vested in the Participant when made, subject to any limitations in the underlying retirement plan, and the Participant makes all the elections permitted under the contract, except with respect to employer-sponsored plans, under which elections are made directly by the employer to GWL&A. The underlying retirement plan may, however, permit the Participants to make certain of these elections indirectly through the employer.

        Under the Group Contracts issued pursuant to Section 457 retirement programs, all Contributions remain property of the employer until made available to a Participant by the employer's underlying deferred compensation plan until December 31, 1998, or such earlier date as may be established by plan amendment. However, amounts deferred under a plan created on or after August 20, 1996 and amounts deferred under any 457 plan after December 31, 1998, must be held in trust, custodial account or annuity contract for the exclusive benefit of plan participants and their beneficiaries. All elections permitted under these Group Contracts are made directly by the employer to GWL&A. An underlying deferred compensation plan may, however, permit the Participants to make certain of those elections indirectly through the employer.

   What  are   the  charges  to   Participants  under  the   Group
   Contracts?

   For  administrative   expenses,  GWL&A   deducts  a   "Contract
   Maintenance Charge" of not more than $30.00  annually from each

   Participant Annuity Account Value. The Contract Maintenance Charge on Section 403(b) Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the Participant's effective date. There may also be a charge associated with the total or partial distribution from a Participant Annuity Account prior to the Annuity Commencement Date.

   The cumulative total of all Contingent Deferred Sales Charges applied to any Participant Annuity Account will not exceed 6% of all Contributions made within 72 months prior to the date of any distribution in whole or in part, or, with respect to certain Sections 401(a) or 401(k) and 457 retirement programs, 5% of the amount distributed. Participants in some programs will not be assessed a Contingent Deferred Sales Charge. (See "Administrative Charges, Risk Premiums and Other Deductions.") Certain redeemability restrictions apply to Group Contracts issued under the Texas Optional Retirement Program. (See "Restrictions Under the Texas Optional Retirement Program.") There may also be redeemability restrictions applied to Participants in Section 403(b) Group Contracts. (See "Federal Tax Consequences: Section 403(b) Retirement Programs.") Upon a total or partial distribution, a penalty tax may be imposed pursuant to Section 72(t) of the Code. (See "Federal Tax Consequences.")

   GWL&A also deducts from the net asset value of the Series Account an amount, computed daily, equal to a maximum annual rate of 1.25% for mortality and expense risk guarantees. This rate may vary by contract. Applicable mortality and expense risk charges range from 0 to 1.25%. (See Administrative Charges, Risk Premium and Other Deductions. )

   GWL&A presently intends to pay any applicable state premium taxes as a result of the existence of the Participant Annuity Accounts. Applicable state premium taxes range from 0 to 3.50% of the Contributions or the Participant Annuity Account Value.

        Maxim, American Century, and Fidelity VIP incur a charge against the net asset value for Investment Advisory Services and may incur other expenses.

   What are the distribution rights under the Group Contracts?

        A distribution in whole or in part may be taken from the Participant Annuity Account up to 30 days prior to the Annuity Commencement Date, subject to any limitations in the underlying retirement plan and subject to a Contingent Deferred Sales Charge. (See "Accumulation Period: Total and Partial Distribution" for a description of distribution procedures.) Under certain circumstances, a Contingent Deferred Sales Charge will not be charged to Participants who have participated for 15 or more years in the FutureFunds Group Annuity Contract. (See "Administrative Charges, Risk Premiums and Other Deductions.")

   Can Contributions be Transferred between the Variable and Fixed Sub-Accounts?

        Yes. Prior to the Annuity Commencement Date transfers can be made between the Variable and Fixed Sub-Accounts subject to the following limitations. All or a portion of a Participant Annuity Account Value held in any of the Variable Sub-Accounts or Daily Interest Guarantee Sub-Account may be Transferred at any time prior to the Annuity Commencement Date by written or telephone Request. Transfers of all or a portion of a Participant Annuity Account Value held in any of the Guaranteed Certificate Funds may be made only at Certificate maturity. Transfers may be made into the Guaranteed Fixed Fund at any time. However the percentage available for transferring out of the Guaranteed Fixed Fund ranges from 20% to 100% of the previous December 31 account balance. (See "Accumulation Period: Transfers Between Variable and Guaranteed Sub-Accounts.") However, after the Annuity
   Commencement Date, no transfers may be made from a fixed annuity payment option to a variable annuity payment option and vice, versa. (See Annuity Options: Transfers After the Annuity Commencement Date. )

   What Annuity Options are available?

        The Group Contracts provide for several annuity options payable on a variable, fixed, or combination basis. An election of any annuity option(s) must be made at least 30 days prior to the Participant's Annuity Commencement Date. If no election is made, annuity payments will begin automatically on the Annuity Commencement Date under an option providing for a life annuity with 120 monthly payments certain. (See "Annuity Options.")

   What are the voting rights under the Group Contracts?

        Participants under Section 403(b) retirement programs and the employer under Section 401(a), Section 401(k) and Section 457 retirement programs will be entitled to instruct GWL&A to vote shares of Maxim, American Century or Fidelity VIP held for their Participant Annuity Accounts. (See "Voting Rights.")

   Is there a short-term cancellation right?

        Yes. Within fifteen (15) days after a Participant Certificate is first mailed, it may be canceled by the Participant for any reason by delivering or mailing it, along with a Request to cancel, to GWL&A's Administrative Offices or to an authorized agent of GWL&A. This cancellation right only applies to Group Contracts issued under Section 403(b) retirement programs. (See "Return Privilege.")

   How will the Group Contracts be distributed?

        The Group Contracts will be distributed through BCE and will be sold by duly licensed insurance agents of Benefits Communication Corporation and GWL&A, independent insurance brokers, and various other registered broker-dealers. (See "Distribution of the Group Contracts.")

                            FINANCIAL HIGHLIGHTS
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,
      INVESTMENT DIVISION          1996              1995             1994


   MAXIM MONEY  MARKET
   1

   Value  at  beginning  of
   period                     $          16.96 $            16.25 $
15.84
   Value at end of  period   $          17.60 $             16.96 $
16.25
   Increase  (decrease)  in
   value of accumulation
     units                   $           0.64 $             0.71 $
0.41

   Number  of  accumulation
   units outstanding at end
    of period                         3,129,281.92         2,880,571.67
2,277,816.08




   MAXIM BOND                       1996              1995              1994

   1


   Value  at  beginning  of
   period                     $          26.05 $            22.89 $
23.74
   Value at end of period    $          26.82 $            28.05 $
22.89
   Increase  (decrease)  in
   value of accumulation
    units                      $           0.77 $             3.16 $
(0.85)

   Number  of  accumulation
   units outstanding at end
    of period                         1,890,635.84         2,010,468.99
2,102,049.13

                            FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,


   MAXIM STOCK INDEX     1-         1996             1995               1994

   2

   Value  at  beginning  of
   period                     $          36.57 $            27.30 $
27.61

   Value at end of period    $          44.00 $            36.57 $
27.30
   Increase  (decrease)  in
   value of accumulation
    units                      $           7.43 $             9.27 $
(0.31)
   Number  of  accumulation
   units outstanding at end
    of period                         7,884,581.79         7,636,165.40
7,589,448.49




   MAXIM U.S. GOVERNMENT           1996              1995              1994

   SECURITIES
   3

   Value  at  beginnig   of
   period                     $          12.29 $            10.71  $
11.21
   Value at end of  period   $          12.61 $             12.29
10.71

   Increase  (decrease)  in
   value of accumulation
    units                      $           0.32 $             1.58  $
(0.50)
   Number  of  accumulation
   units outstanding at end
    of period                         3,234,023.68         3,165,425.83
2,756,894.60


                            FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,


   AMERICAN CENTURY VP    3        1996               1995              1994


   CAPITAL APPRECIATION



   Value  at  beginning  of
   period                     $          14.93 $            11.53  $
11.82
   Value at end of  period   $          14.11 $             14.93
11.53
   Increase  (decrease)  in
   value of accumulation
    units                     $         (0.82) $              3.40
(0.29)

   Number  of  accumulation
   units outstanding at end
    of period                         4,560,706.32         4,954,474.12
4,420,493.64



   AMERICAN CENTURY VP              1996              1995              1994

   BALANCED
   3


   Value  at  beginning  of
   period                    $          12.96 $            10.83
10.90
   Value at end of  period   $          14.36 $             12.96
10.83
   Increase  (decrease)  in
   value of accumulation
    units                      $           1.40 $             2.13  $
(0.07)
   Number  of  accumulation
   units outstanding at end
    of period                         3,238,207.89         3,153,172.39
2,877,738.22



   MAXIM MID-CAP                   1996               1995               1994

   (GROWTH FUND  I)
   4

   Value  at  beginning  of
   period                    $       13.70    $       10.96  $           10.00
   Value  at end of period      $        14.34    $         13.70  $
10.96

   Increase  (decrease)  in
   value of accumulation
        units                  $         0.64    $          2.74  $
0.96
   Number  of  accumulation
   units outstanding at end
    of period                       2,440,068.07        1,715,174.42
788,758.55

                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,

   MAXIM   SMALL-CAP  INDEX        1996               1995              1994

   10


   Value  at  beginning  of
   period                       $        11.82     $         9.48   $
10.00
   Value  at end of period     $        13.46    $         11.82  $
9.48
   Increase  (decrease)  in
   value of accumulation
    units                       $         1.64     $          2.34  $
(0.52)
   Number  of  accumulation
   units outstanding at end
    of  period                         477,902.35           296,281.36
152,895.00



   MAXIM TOTAL RETURN              1996               1995              1994

   9


   Value  at  beginning  of
   period                       $       11.66     $          9.62  $
10.00
   Value  at end of period     $        12.87    $         11.66  $
9.62
   Increase  (decrease)  in
   value of accumulation
    units                       $         1.21     $          2.04  $
(0.38)
   Number  of  accumulation
   units outstanding at end
    of period                         382,179.84          214,442.71
58,473.26

                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,


      INVESTMENT DIVISION         1993         1992        1991
   MAXIM MONEY  MARKET
   1


   Value  at  beginning  of
   period                   $      15.60 $       15.26 $       14.59
   Value at end of period   $      15.84 $       15.60 $       15.26
   Increase  (decrease)  in
   value of accumulation
     units                  $       0.24 $        0.34 $        0.67
   Number  of  accumulation
   units outstanding at end
    of period                    684,669       787,941       901,603



   MAXIM BOND                     1993         1992          1991
   1

   Value  at  beginning  of
   period                   $      22.14 $       21.10 $       18.63
   Value at end of period   $      23.74 $       22.14 $       21.10
   Increase  (decrease)  in
   value of accumulation
    units                   $       1.60 $        1.04 $        2.47
   Number  of  accumulation
   units outstanding at end
    of period                  2,301,785     1,995,291     2,067,966

                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,



   MAXIM STOCK INDEX     1-       1993         1992          1991
   2

   Value  at  beginning  of
   period                   $      25.44 $       24.33 $       19.97
   Value at end of period   $      27.61 $       25.44 $       24.33
   Increase  (decrease)  in
   value of accumulation
    units                   $       2.17 $        1.11 $        4.36
   Number  of  accumulation
   units outstanding at end
    of period                  9,325,064     8,106,011     8,262,908



   MAXIM U.S. GOVERNMENT
   SECURITIES                   1993          1992
   3

   Value  at  beginnign  of $      10.38 $       10.00
   period
   Value at end of period   $      11.21 $       10.38
   Increase  (decrease)  in
   value of accumulation
    units                   $       0.83 $        0.38
   Number  of  accumulation
   units outstanding at end
    of period                  1,892,295       251,644


   AMERICAN CENTURY  VP
   3
   CAPITAL APPRECIATION           1993         1992

   Value  at  beginning  of $      10.85 $       10.00
   period
   Value at end of period   $      11.82 $       10.85
   Increase  (decrease)  in

   value of accumulation
    units                   $       0.97 $        0.85
   Number  of  accumulation
   units outstanding at end
    of period                  2,607,850       647,466

                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,



   AMERICAN CENTURY VP

   BALANCED                     1993            1992
   3

   Value  at  beginning  of
   period                   $      10.25 $       10.00
   Value at end of period   $      10.90 $       10.25
   Increase  (decrease)  in
   value of accumulation
    units                   $       0.65 $        0.25

   Number  of  accumulation
   units outstanding at end
    of period                  1,752,731       473,968



    MAXIM  MONEY MARKET            1990           1989
    1
    Value  at  beginning  of $       13.71 $        12.72
    period
    Value at end of period   $       14.59 $        13.71

    Increase  (decrease)  in
    value of accumulation
     units                   $        0.88 $         0.99
   Number  of  accumulation
    units outstanding at end
     of period                     846,538        723,266

                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,



    MAXIM BOND                      1990         1989
    1
    Value  at  beginning  of $       17.43 $        15.60
    period
    Value at end of period   $       18.63 $        17.43
    Increase  (decrease)  in
    value of accumulation
     units                   $        1.20 $         1.83
    Number  of  accumulation
    units outstanding at end
     of period                   1,765,573      1,524,813





    MAXIM STOCK INDEX     1-       1990          1989
    2
    Value  at  beginning  of $       20.34 $        17.88
    period
    Value at end of period   $       19.97 $        20.34
    Increase  (decrease)  in
    value of accumulation
     units                   $      (0.37) $         2.46
    Number  of  accumulation
    units outstanding at end
     of period                   6,501,628      5,369,016

                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,



   MAXIM MONEY  MARKET            1988         1987
   1

   Value   at  beginning  of$        11.98 $        11.40
   period

   Value at end of period   $        12.72 $        11.98
   Increase  (decrease)   in
   value of accumulation
    units                   $         0.74 $         0.58
   Number  of   accumulation
   units outstanding at end
    of period                      755,640        572,824


   MAXIM BOND                     1988           1987
   1
   Value  at  beginning   of$        14.98 $        14.75
   period
   Value at end of period   $        15.60 $        14.98
   Increase  (decrease)   in
   value of accumulation
    units                   $         0.62 $         0.23
   Number  of   accumulation
   units outstanding at end
    of period                    1,269,165        983,061



   MAXIM  STOCK INDEX     1-2      1988           1987

   Value  at  beginning   of$        15.35 $        14.70
   period
   Value at end of period   $        17.88 $        15.35
   Increase  (decrease)   in
   value of accumulation
    units                   $         2.53 $         0.65
   Number  of   accumulation

   units outstanding at end
    of period                    4,400,397      3,749,307

                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,



     INVESTMENT DIVISION           1996            1995             1994

   MAXIM      INTERNATIONAL
   EQUITY              4

   Value  at  beginning  of  $         11.29  $        10.49  $        10.00
   period

   Value at end of period    $         13.33  $        11.29  $        10.49

   Increase(decrease)    in
   value of accumulation
   units                     $          2.04  $         0.80  $         0.49

   Number  of  accumulation
   units   outstanding   at
   end of period                2,249,181.67    1,645,237.34    1,075,821.94



                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,



    FIDELITY VIP GROWTH   5         1996              1995         1994


    Value at beginning of
     period                  $         12.86  $         9.62  $        10.00

   Value at end of period
                             $         14.57  $        12.86  $         9.62

   Increase (decrease) in
    value of accumulation
    units                    $          1.71  $         3.24  $       (0.38)

   Number of accumulation
   units outstanding at
    end of period            $  2,500,808.02  $   164,201.34  $   559,313.44







                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,




                                        1996            1995             1994

   FIDELITY  VIP  II  ASSET
   MANAGER        5


   Value  at  beginning  of  $         10.76  $         9.31  $        10.00
   period

   Value at end of period    $         12.17  $        10.76  $         9.31

   Increase (decrease)  in
    value of accumulation
    units                    $          1.41  $         1.45  $       (0.69)

   Number of  accumulation
   units   outstanding   at
   end of  period                          1,593,034.53      1,202,943.32
768,426.17


                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,


   MAXIM T. ROWE PRICE

   EQUITY/INCOME        8         1996              1995            1994

   Value  at  beginning  of
   period                    $         12.98  $         9.85  $       10.90

   Value at end of period    $         15.30  $        12.98  $        9.85

   Increase  (decrease)  in
   value of accumulation

    units                    $          2.32  $         3.13  $       (0.15)

   Number  of  accumulation
   units   outstanding   at
   end of  period                         1,702,863.67       550,610.66
15,574.29


                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,


   MAXIM SMALL-CAP

   VALUE/(ARIEL  VALUE)            1996            1995             1994
   6


   Value  at  beginning  of
   period                    $         11.58  $        10.15  $        10.00

   Value at end of period    $         13.48  $        11.58  $        10.15

   Increase  (decrease)  in
   value of accumulation
    units                    $          1.90  $         1.43  $         0.15

   Number  of  accumulation
   units   outstanding   at
   end of period                      39,184.70       30,919.44          .01


                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,


   MAXIM  CORPORATE  BOND           1996           1995
   7


   Value  at  beginning  of
   period                    $         12.44  $        10.00

   Value at end of period    $         13.55  $        12.44

   Increase  (decrease)  in
   value of accumulation
    units                    $          1.11  $         2.44

   Number  of  accumulation
   units   outstanding   at
   end of period                     478,757.71      220,637.10


                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,


                                   1996             1995

   MAXIM  INVESCO  ADR
   11


   Value  at  beginning  of
   period                    $         11.25  $        10.00

   Value at end of period    $         13.46  $        11.25

   Increase  (decrease)  in
   value of accumulation
    units                    $          2.21  $         1.25

   Number  of  accumulation
   units   outstanding   at
   end of period                     126,363.18       23,104.73


                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,

   MAXIM INVESCO

   SMALL-CAP GROWTH
   12                             1996              1995


   Value  at  beginning  of
   period                    $         13.09  $        10.00

   Value at end of period    $         16.38  $        13.09

   Increase  (decrease)  in
   value of accumulation
    units                    $          3.29  $         3.09

   Number  of  accumulation
   units   outstanding   at
   end of period                     776,719.68      210,982.04


                    FINANCIAL HIGHLIGHTS (Continued)
                    Selected Data for Accumulation Units
                     Outstanding Throughout Each Period
                       For the Years Ended December 31,




   MAXIM  INVESCO
   13

   BALANCED                        1996

   Value  at  beginning  of
   period                    $         10.00

   Value at end of period    $         10.13

   Increase  (decrease)  in
   value of accumulation
    units                    $          0.13

   Number  of  accumulation
   units   outstanding   at
   end of period                      22,568.19


   Current accumulation Unit Values can be obtained by calling GWL&A toll-free at 1-800-523-4106
   1. The inception date for the Maxim Money Market, Maxim Bond and Maxim Stock Index Investment Divisions is October 5, 1984
   2.   Prior to December 1, 1992, the Growth Investment Division
   3. The inception date for the Maxim U.S. Government Securities, American Century VP Capital Appreciation and American Century VP Balanced Investment Divisions is August 1, 1992 through Dec
   4. Inception date for Maxim Mid-Cap (Growth Fund I) and Maxim International Equity Investment Divisions were April 13, 1994
   5. Inception date for Fidelity VIP Growth, Fidelity VIP II Asset Manager Investment Divisions were April 21, 1994
   6. Inception date for Maxim Small-Cap Value (Ariel Value) Investment Division was November 4, 1994
   7. Inception date for Maxim Corporate Bond Investment Division was February 2, 1995
   8. Inception date for Maxim T. Rowe Price Equity/Income Investment Division was November 9, 1994.
   9. Inception date for Maxim Total Return Investment Division was April 20, 1994.
   10. Inception date for Maxim Small Cap Index Investment Division was March 15, 1994.
   11. Inception date for Maxim INVESCO ADR Investment Division was January 5, 1995.
   12. Inception date for Maxim INVESCO Small-Cap Growth Investment Division was January 9, 1995.
   13. Inception date for Maxim INVESCO Balanced Investment Division was October 31, 1996.

   PERFORMANCE RELATED INFORMATION

   From time to time, the Series Account may advertise certain performance related information concerning its Investment
   Divisions. Performance information about an Investment Division is based on the Investment Division's historical performance only and is not intended to indicate future performance. The inception dates for each Investment Division and the corresponding Maxim, American Century, and Fidelity VIP Portfolios are set forth below, following the total return information.

   Below is a table of performance related information for the Maxim Money Market Investment Division for the period ended December 31, 1996:


            INVESTMENT DIVISION            Yield           Effective Yield
        Maxim Money Market                 3.65%                3.77%


   Yield and effective yield for the Maxim Money Market Investment Division is for the 7-day period ended December 31, 1996. The yield calculation above takes into account recurring charges against the Series Account and the Maxim Money Market Portfolio (but does not take into account the Contingent
   Deferred Sales Charge). The yield and effective yield information is annualized.

   AVERAGE ANNUAL TOTAL RETURNS**

   The following table illustrates Average Annual Total Return assuming an assessment of a 6% Contingent Deferred Sales Charge (*) for Section 401(k) and certain 401(a) and 457 retirement programs.

                                        Before     After     Before
               INVESTMENT                CDSC       CDSC      CDSC
                DIVISION                1 Year     1 Year    5 Year
   Maxim Bond                            2.93%     -3.06%     4.86%
   Maxim Stock Index (1)                20.20%     14.22%    12.51%
   Maxim U.S. Government Securities      2.58%     -3.41%     5.45%
   Maxim Small-Cap Index                13.79%      7.81%      N/A
   Maxim Total Return                   10.30%      4.31%     8.15%
   Maxim Mid-Cap (Growth Fund I)         4.58%      1.40%      N/A
   Maxim International Equity           18.05%     12.05%      N/A
   Maxim Corporate Bond                  8.91%      2.92%      N/A
   Maxim Small-Cap Value (Ariel         16.39%     10.41%      N/A
   Maxim INVESCO ADR                    19.57%     13.58%      N/A
   Maxim INVESCO Small-Cap Growth       25.04%     19.06%      N/A
   Maxim INVESCO Balanced                 N/A       N/A        N/A
   Maxim T. Rowe Price Equity/Income    17.80%     11.82%      N/A
   American Century VP Capital
   Appreciation                         -5.54%     11.52%     4.81%
   American Century VP Balanced         10.74%      4.76%     5.34
   Fidelity VIP Growth                  13.20%      7.22%    13.48
   Fidelity VIP II Asset Manager        13.10%      7.12%     9.75%



                                                      Before
                                                       CDSC
                                          After       10 Year
               INVESTMENT                 CDSC       or Since
                DIVISION                 5 Year      Inception

   Maxim Bond                             3.85%        6.10%
   Maxim Stock Index (1)                 11.75%       11.52%
   Maxim U.S. Government Securities       4.46%        6.76%
   Maxim Small-Cap Index                   N/A        10.15%
   Maxim Total Return                     7.26%        7.98%
   Maxim Mid-Cap (Growth Fund I)           N/A        12.70%
   Maxim International Equity              N/A        10.06%
   Maxim Corporate Bond                    N/A        15.92%
   Maxim Small-Cap Value (Ariel)           N/A         9.34%
   Maxim INVESCO ADR                       N/A        14.69%
   Maxim INVESCO Small-Cap Growth          N/A        25.60%
   Maxim INVESCO Balanced                  N/A         1.33
   Maxim T. Rowe Price Equity/Income       N/A        21.66%
   American Century VP Capital
   Appreciation                           3.79%        9.39%
   American Century VP Balanced           4.35%        8.82%
   Fidelity VIP Growth                   12.75%       13.57%
   Fidelity VIP II Asset                  8.91%       10.23%



                                       After CDSC
                                       10 Year or
               INVESTMENT                 Since
                DIVISION                Inception

   Maxim Bond                              6.10
   Maxim Stock Index (1)                 11.52%
   Maxim U.S. Government Securities       6.76%
   Maxim Small-Cap Index                  8.53%
   Maxim Total Return                     7.98%
   Maxim Mid-Cap (Growth Fund I)         11.10%
   Maxim International Equity             8.44%
   Maxim Corporate Bond                  13.56%
   Maxim Small-Cap Value (Ariel           7.70%
   Maxim INVESCO ADR                     12.30%
   Maxim INVESCO Small-Cap Growth        23.46%
   Maxim INVESCO Balanced                -4.67%
   Maxim T. Rowe Price Equity/Income     19.43%
   American Century VP Capital
     Appreciation                         9.39%
   American Century VP Balanced           8.10%
   Fidelity VIP Growth                   13.57%
   Fidelity VIP II Asset                 10.23%

   (1) Prior to December 1, 1992, the Growth Investment Division.

   * The CDSC or Contingent Deferred Sales Charge is deducted only when money is withdrawn from the Group Contract, and not when the money is Transferred between Investment Divisions. Therefore, the Series Account provides total returns both before and after considering the CDSC. (See Administrative Charges Risk Premiums and Other Deductions to determine which CDSC applies to your contract).

   The following table illustrates Average Annual Total Return assuming an assessment of a 5% Contingent Deferred Sales Charge (*) for certain Section 403(b) and 457 retirement programs.

                INVESTMENT                Before     After     Before
                 DIVISION                  CDSC       CDSC      CDSC
                                          1 Year     1 Year    5 Year

   Maxim Bond                              2.93%     -2.21%     4.86%
   Maxim Stock Index (1)                  20.20%     14.21%    12.51%
   Maxim U.S. Government Securities        2.58%     -2.54%     5.45%
   Maxim Small-Cap Index                  13.79%     8.12%       N/A
   Maxim Total Return                     10.30%     4.80%      8.15%

   Maxim Mid-Cap (Growth Fund I)           4.58%     -0.63%      N/A









   Maxim International Equity             18.05%     12.11%      N/A
   Maxim Corporate Bond                    8.91%     3.47%       N/A
   Maxim Small-Cap Value
     (Ariel Value)                           16.39%    10.59%     N/A
   Maxim INVESCO ADR                      19.57%     13.60%      N/A
   Maxim INVESCO Small-Cap Growth         25.04%     18.81%      N/A
   Maxim INVESCO Balanced                   N/A       N/A        N/A
   Maxim T. Rowe Price Equity/Income      17.80%     11.93%      N/A
   American Century VP Capital
   Appreciation                           -5.54%    -10.25%     4.81%
   American Century VP Balanced           10.74%     5.22%      5.34
   Fidelity VIP Growth                    13.20%     7.55%     13.48%
   Fidelity VIP II Asset Manager          13.10%     7.46%      9.75%

                INVESTMENT                 After     Before      After
                 DIVISION                  CDSC      CDSC 10    CDSC 10
                                          5 Year     Year or    Year or
                                                      Since      Since
                                                    Inception  Inception

   Maxim Bond                              4.01%      6.10%      5.78%
   Maxim Stock Index (1)                  11.59%     11.52%      11.25%
   Maxim U.S. Government Securities       4.59%        6.76%     6.43%
   Maxim Small-Cap Index                    N/A      10.15%      8.33%
   Maxim Total Return                      7.27%      7.98%      7.51%
   Maxim Mid-Cap (Growth Fund I)            N/A      12.70%      10.79%
   Maxim International Equity               N/A      10.06%      8.25%
   Maxim Corporate Bond                     N/A      15.92%      13.21%
   Maxim Small-Cap Value (Ariel Value)      N/A       9.34%      7.54%
   Maxim INVESCO ADR                        N/A      14.69%      12.01%
   Maxim INVESCO Small-Cap Growth           N/A      25.60%      22.67%
   Maxim INVESCO Balanced                   N/A       1.33%      -3.47&
   Maxim T. Rowe Price Equity/Income        N/A       21.66%      18.81%
   American Century VP Capital
   Appreciation                            3.96%      9.39%      8.90%
   American Century VP Balanced            4.49%      8.82%      8.04%
   Fidelity VIP Growth                    12.56%     13.57%      13.22
   Fidelity VIP II Asset Manager           8.86%     10.23%      9.61%

   (1) Prior to December 1, 1992, the Growth Investment Division.

   *The CDSC or Contingent Deferred Sales Charge is deducted only when money is withdrawn from the Group Contract, and not when the money is Transferred between Investment Divisions. Therefore, the Series Account provides total returns both before and after considering the CDSC. The CDSC for Section 457 retirement programs diminishes over time. These factors are taken into consideration in calculating the above returns. (See Administrative Charges Risk Premiums and Other Deductions to determine which CDSC applies to your contract).

   The following table illustrates Average Annual Total Return assuming no Contingent Deferred Sales Charge for certain
   Section 403(b) and 457 retirement programs.

           INVESTMENT DIVISION           1 Year     5 Year     10 Year or
                                                                 Since
                                                               Inception

   Maxim Bond                             2.93%     4.86%        6.10%
   Maxim Stock Index (1)                 20.20%     12.51%       11.52%
   Maxim U.S. Government Securities       2.58%     5.45%         6.76%
   Maxim Small-Cap Index                 13.79%      N/A         10.15%
   Maxim Total Return                    10.30%     8.15%        7.98%
   Maxim Mid-Cap (Growth Fund I)          4.58%      N/A         12.70%
   Maxim International Equity            18.05%      N/A         10.06%
   Maxim Corporate Bond                   8.91%      N/A        15.92%
   Maxim Small-Cap Value (Ariel Value)   16.39%      N/A         9.34%
   Maxim INVESCO ADR                     19.57%      N/A         14.69%
   Maxim INVESCO Small-Cap Growth        25.04%      N/A         25.60%
   Maxim INVESCO Balanced                  N/A       N/A          1.33
   Maxim T. Rowe Price Equity/Income      17.80%     N/A         21.66%
   American Century VP Capital
   Appreciation                          -5.54%     4.81%        9.39%
   American Century VP Balanced          10.74%      5.34        8.82%
   Fidelity VIP Growth                   13.20%     13.48%       13.57%
   Fidelity VIP II Asset Manager         13.10%     9.75%        10.23%

   (1) Prior to December 1, 1992, the Growth Investment Division.

   ** These returns are illustrated for investments made through contracts which incur the maximum mortality and expense risk charge of 1.25% This charge is assumed to remain the same in each period listed but does vary by contract. Applicable mortality and expense risk charges range from 0 to 1.25%. Please consult with your employer or BCE representative to obtain average annual total return information that reflects the charges under your contract. (See Administrative Charges Risk Premiums and Other Deductions for more information.)

        The previous tables show total return for each Investment Division of the Series Account calculated on the basis of the historical performance of the corresponding Maxim, American Century, and Fidelity VIP Portfolios available under the Contracts (calculated from inception for each corresponding Portfolio or ten years, as applicable) and assume that the Portfolios were available under the Contract for all of the periods shown (which they were not). Actual total return is shown for periods after which the respective Portfolios became available under the Contract. The returns shown reflect deductions for all Series Account expenses assuming a maximum mortality and expense risk charge of 1.25% and Portfolio expenses. Charges and Portfolio inception date will vary by Group Policyholder. Please contact your BCE representative for current total return figures that apply for the Portfolios in your contract.

        The following table sets forth the inception date of each Investment Division and the inception date of the
   corresponding  Maxim,   American  Century,  and  Fidelity   VIP
   Portfolio.

      INVESTMENT DIVISION      Portfolio Inception   Investment Division
                                       Date              Inception In
                                                          Contract(1)
   Maxim Money Market           February 25, 1982      October 5, 1984
   Maxim Bond                      July 1, 1982        October 5, 1984
   Maxim Stock Index               July 1, 1982        October 5, 1984
   Maxim U.S. Government          April 4, 1985         August 1, 1992
   Securities
   Maxim Small-Cap Index         December 1, 1993       March 15, 1994
   Maxim Total Return             August 6, 1987        April 20, 1994
   Maxim Mid-Cap (Growth        December 31, 1993       April 13, 1994
   Fund I)
   Maxim International           December 1, 1993       April 13, 1994
   Equity
   Maxim Corporate Bond          November 1, 1994      February 2, 1995
   Maxim Small-Cap Value         December 1, 1993      November 4, 1994
   (Ariel Value)
   Maxim INVESCO ADR             November 1, 1994      January 5, 1995
   Maxim INVESCO Small-Cap       November 1, 1994      January 9, 1995
   Growth
   Maxim INVESCO Balanced        October 1, 1996       October 31, 1996
   Maxim T. Rowe Price           November 1, 1994      November 9, 1994
   Equity/Income
   American Century VP          November 20, 1987       August 1, 1992
   Capital Appreciation
   American Century VP             May 1, 1991          August 1, 1992
   Balanced
   Fidelity VIP Growth           October 9, 1986        April 21, 1994
   Fidelity VIP II Asset        September 8, 1989       April 21, 1994
   Manager


   (1) The Investment Division inception dates correspond to the date the Portfolios were available under contracts with the maximum mortality and expense risk charge of 1.25%. Such charge may vary by contract. The inception dates for Investment Divisions under other contracts may differ. Please contact your BCE representative for the performance data and inception dates that are relevant to your contract.



        The Series Account may include total return in advertisements or other sales material regarding the Maxim Bond, Maxim Stock Index, Maxim U.S. Government Securities, American Century VP Capital Appreciation, American Century VP Balanced, Maxim Small-Cap Index, Maxim Mid-Cap (Growth Fund
   I), Maxim International Equity, Maxim Total Return, Maxim Corporate Bond, Maxim Small-Cap Value (Ariel Value), Maxim T. Rowe Price Equity/Income, Maxim INVESCO ADR, Maxim INVESCO Small-Cap Growth, Maxim INVESCO Balanced, Fidelity VIP Growth and the Fidelity VIP II Asset Manager Investment Divisions. When the Series Account advertises the total return of one of these portfolios, it will be calculated for one year, five years, and ten years or some other relevant period if the portfolio has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the portfolio at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Average annual total return for the Investment Divisions includes all charges under the Group Contracts, including any Contingent Deferred Sales Charge and, likewise, is lower than total return at the Maxim, American Century or Fidelity VIP level, which has no comparable charges.

         For the Maxim Money Market Investment Division, "yield" refers to the income generated by an investment in the Maxim Money Market Investment Division over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" of the Maxim Money Market Investment Division is calculated similarly but, when annualized, the income earned by an investment in the Maxim Money Market Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of
   this  assumed reinvestment.    The yield  and  effective  yield
   calculations for the Maxim Money Market Investment Division include all recurring charges under the Group Contracts (but does not include the Contingent Deferred Sales Charge), and is lower than yield and effective yield for Maxim which does not have comparable charges.

        For more complete information on the methods used to calculate yield, effective yield, and total return of the
   respective  Investment   Divisions,  see   the  "Statement   of
   Additional Information."

   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

        GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

        GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia and 49 states in the United States.

        GWL&A is a wholly-owned subsidiary of The Great-West Life Assurance Company. The Great-West Life Assurance Company is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

        GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Englewood, Colorado 80111.

   FUTUREFUNDS SERIES ACCOUNT

        The Series Account was originally established by GWL&A under Kansas law on November 15, 1983. The Series Account now
   exists pursuant to Colorado law as a result of the redomestication of GWL&A. The Series Account has been registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the
   Investment Company Act of 1940, as amended, and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve supervision of the management of the Series Account or GWL&A by the Securities and Exchange Commission.

        The Series Account currently has eighteen Investment Divisions available for allocation of Contributions. If, in the future, GWL&A determines that marketing needs and investment conditions  warrant,  it  may  establish  additional

   Investment Divisions which will be made available to existing Group Contract owners to the extent and on a basis to be determined by GWL&A. Each Investment Division invests in shares of Maxim, American Century or Fidelity VIP allocable to one of eighteen Portfolios, each having a specific investment objective. Maxim, American Century and Fidelity VIP also have other portfolios which are not generally available for investment by the Series Account.

        GWL&A does not guarantee the investment performance of the Series Account. The portion of the Participant Annuity Account Value attributable to the Series Account and the amount of variable annuity payments depend on the investment performance of Maxim, American Century and Fidelity VIP. Thus, the Participant bears the full investment risk for all Contributions allocated to the Series Account.

        The Series Account is administered and accounted for as part of the general business of GWL&A; but the income, capital gains, or capital losses of each Variable Sub-Account are credited to or charged against the assets held in that Variable Sub-Account in accordance with the terms of the Group Contracts, without regard to other income, capital gains or capital losses of any other Variable Sub-Account or arising out of any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.



   THE GROUP CONTRACTS

   Eligible Purchasers

   Section 401(a) Retirement Programs.
   Employers,  including  non-profit  entities  defined  in   Code
   Section  501(c)  and  governmental  entities  defined  in  Code
   Section 414(d) and Sections 3(32) and 4 of the Employment Retirement Income Security Act of 1974 ("ERISA"), and certain employee organizations defined in Sections 3(4) and 3(5) of ERISA, such as labor organizations, may purchase a Group Contract.

   Section 401(k) Retirement Programs.
   Any employer, other than a state or local governmental employer, and certain employee organizations defined in Sections 3(4) and 3(5) of ERISA, such as labor organizations, may purchase a Group Contract.

   Section 403(b) Retirement Programs.

   State educational institutions and tax-exempt organizations under Section 501(c)(3) of the Code may purchase a Group
   Contract. In addition, associations of state educational employees, associations of state educational employers, associations of employees of organizations that are tax-exempt under Section 501(c)(3) of the Code, and associations of tax-exempt employers under Section 501(c)(3), may also purchase Group Contracts. In order to be eligible, however, the association must also meet the requirements of Sections 501(c)(3).

   Section 457 Retirement Program.
   State governments, local governments, rural electric cooperatives, political subdivisions, and agencies, instrumentalities and certain affiliates of such entities may purchase a Group Contract. For years beginning after 1986, organizations (other than a governmental unit) which are exempt from tax under the Code, and which maintain a Section 457 Retirement Program for a select group of management or highly compensated employees, may also purchase a Group Contract.

        Any  of  the  organizations  mentioned  above  wishing  to purchase a Group Contract must complete application forms which selling agents will forward to GWL&A's Administrative Offices for acceptance. Where the purchaser is an employee association, any employer of an association member employee can obtain coverage by completing application forms and agreeing in writing to be bound by the terms of the Group Contract. Likewise, where the purchaser is an association of tax-exempt employers, any employer member can obtain coverage by following the same procedures. GWL&A reserves the right to reject any application.

   Employee Coverage

        The employer will submit to selling agents an application for any employee who desires coverage under the Group Contract and is eligible to participate in the employer's retirement program. GWL&A reserves the right to reject any application. An employee should consult his/her employer for information concerning eligibility.

   Contributions

   Section 401(a) Retirement Programs.
   Contributions  will  be  made  by  the  employer  or   employee
   organization   pursuant   to   the   employer's   or   employee
   organization's underlying pension or profit-sharing plan.

   Section 401(k) Retirement Programs.

   Contributions will be made by the employer pursuant to the employer's underlying profit sharing plan and the Participant's election to execute a salary reduction agreement or a cash or deferred agreement.

   Section 403(b) Retirement Programs.
   The employer will make Contributions in accordance with a salary reduction agreement with its employees or an agreement to forego a salary increase, except with respect to employer-sponsored plans under which the employer will make Contributions pursuant to an underlying retirement plan.

   Section 457 Retirement Programs.
   Contributions will be made by the employer pursuant to the employer's underlying deferred compensation plan.

        Under all retirement programs, the employer will report the amount paid as Contributions on forms provided by GWL&A. Checks for Contributions should be made payable to the Great-West Life & Annuity Insurance Company. There is no minimum amount or number of Contributions and, for any Participant Annuity Account, Contributions can be made until the Participant's Annuity Commencement Date.

   Participant Annuity Account

        A Participant Annuity Account will be established in the name of each Participant to reflect the dollar values of Contributions made in each Participant's name. Participants will be furnished no less frequently than annually with a statement of the Participant Annuity Account Value established in his/her name.

   Ownership

   Section 401(a) Retirement Programs.
   The employer, plan trustee, or employee organization purchasing a Group Contract is the owner of the Contract. Employer Contributions vest in accordance with the terms of the employer's or employee organization's underlying plan. Any employee Contributions are immediately vested in the
   Participant. Neither the employer, plan trustee employee organization nor the Participants can assign any interest in the Group Contract or the Participant Annuity Account. All assets in the Group Contract must be held for the exclusive benefit of Participants and their beneficiaries.

   Section 401(k) Retirement Programs.
   The employer, plan trustee or employee organization purchasing a Group Contract is the owner of the contract. All employer Contributions credited to a Participant Annuity Account pursuant to the Participant's election to execute a salary reduction agreement or a cash or deferred agreement are vested in the Participant. Any matching employer Contributions vest in accordance with the terms of the employer's underlying plan. Neither the employer, plan trustee, employee organization nor the Participants can assign any interest in the Group Contract or the Participant Annuity Account. All assets in the Group Contract must be held for the exclusive benefit of Participants and their beneficiaries.

   Section 403(b) Retirement Programs.
   The employer or association purchasing a Group Contract is the owner of the contract for the benefit of the Participants. Each Participant receives a Participant Certificate to evidence his/her coverage under the Group Contract. All Contributions credited to a Participant Annuity Account are vested in the Participant, subject to any limitations in the underlying retirement plan. Interests in the Group Contract or the Participant Annuity Accounts cannot be assigned by the employer, association or the Participants.

   Section 457 Retirement Programs.
   The employer is the owner of the Group Contract. All Contributions made in the name of the Participants remain the property of the employer and subject to the claims of the employer's general creditors until made available to the Participant in accordance with the terms of the employer's underlying deferred compensation plan, until December 31, 1998, or such earlier date as may be established by plan amendment. However, amounts deferred under a plan created on or after August 20, 1996 and amounts deferred under any 457 plan after December 31, 1998 must be held in trust, custodial account or annuity contract for the exclusive benefit of plan Participants and their beneficiaries. The trustee or employer, as deemed trustee, is the owner of the Group
   Contract. The employer may assign or transfer a Group Contract to another person as permitted by applicable law and only with the prior written consent of GWL&A, which assumes no responsibility for the validity or effect of any assignment.

   PAYMENTS OF ANY BENEFITS UNDER THE  GROUP CONTRACT WILL ONLY BE
   MADE   IF  THEN   PERMITTED  UNDER   THE   EMPLOYER'S  DEFERRED
   COMPENSATION PLAN AS DETERMINED BY THE EMPLOYER.

   Elections Under the Group Contracts

        The Group Contracts permit the election of the Annuity Commencement Date, allocation of Contributions, Transfers, distributions in whole or in part, and the election of annuity payment options. Under Section 403(b) retirement programs (other than employer-sponsored plans), the Participants make all the elections permitted under the Group Contracts. Under
   Section 401(a), Section 401(k), Section 457 and employer-sponsored 403(b) retirement plans, all elections are made by the employer, or the employee organization. The employer's underlying pension, profit sharing or deferred compensation plan or Section 403(b) retirement plan may, however, permit the Participants to make certain of those elections indirectly through the employer. A Participant should consult his/her employer for information concerning elections permitted under its profit sharing or deferred compensation plan.

   Amendment of Group Contracts

   Section  401(a),  Section  401(k) and  Section  457  Retirement
   Programs.
   The Group Contracts may be modified at any time by written agreement between GWL&A and the employer, or the employee organization, subject to approval of the state insurance department, if applicable.

   Section 403(b) Retirement Programs.
   The Group Contracts may be modified at any time by written agreement between GWL&A and either the employer, if it is the owner of a Group Contract, or the association, subject to approval of the state insurance department, if applicable. No modification will, however, affect the terms of the contract which are applicable to Contributions paid prior to such modification without the written consent of the Participants.

        In addition, GWL&A reserves the right to amend the Group Contracts without the consent of any person to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations, or to modify the annuity rates for future Contributions. GWL&A will notify the Participants of any such changes.





   ACCUMULATION  PERIOD

   Allocation of Contributions

        Initial Contributions will be applied after receipt at GWL&A's Administrative Offices within two business days if the application form is complete, or within five business days if the application form is incomplete. If an incomplete application form is completed within five business days of GWL&A's receipt, the initial Contribution will be applied within two business days of the application's completion. If the initial Contribution cannot be so applied, it will be returned at once unless the prospective purchaser specifically consents to GWL&A retaining the purchase payment until the

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








   application is made complete. Subsequent Contributions will be applied pursuant to the allocation instructions in the completed application and will be allocated upon receipt by GWL&A at its Administrative Offices on the day received. There is no minimum amount or number of Contributions. Contributions for a Participant are allocated to the Series Account to accumulate on a variable basis, to the Guaranteed Account to accumulate on a guaranteed rate of return, or a combination of both, according to the instructions of the Participant under a
   Section 403(b) retirement programs (other than employer sponsored plans). The Participants make all the elections permitted under the Group Contracts under Section 401(a),
   Section 401(k), Section 457, or employer-sponsored Section 403(b) retirement programs ("Allocation Instructions.") Allocation Instructions may be changed at any time and will be effective the later of (1) the date specified on the form and
   (2) the date the completed form is received and recorded by GWL&A at its Administrative Offices. GWL&A will allocate the Contributions based upon the instructions in the application form. A change of Allocation Instructions will be effective for Contributions which are received after GWL&A's receipt and recording of the change.

        Upon allocation to the appropriate Variable Sub-Account, the Contributions are converted into Accumulation Units. The number of Accumulation Units credited with respect to the initial Contribution under a Participant Annuity Account is determined by dividing the amount allocated to each Variable Sub-Account by the value of an Accumulation Unit for that Variable Sub-Account on the day following GWL&A's receipt of the initial Contribution and GWL&A's affirmative determination to establish that Participant Annuity Account. The number of Accumulation Units with respect to any additional Contribution to a Participant Annuity Account is determined by dividing the amount allocated to the appropriate Variable Sub-Account by the value of an Accumulation Unit for that Sub-Account on the day the Contribution is accepted. Contributions received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next Valuation Date. The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit will vary in amount depending upon the investment experience of the applicable underlying mutual fund.

   Custom Transfer:  Dollar Cost Averaging

        A Participant may, by Request, automatically Transfer amounts from one Investment Division selected from among those being allowed under this option to any of the other Investment Divisions at regular intervals. The intervals between
   Transfers   may  be   monthly,   quarterly,   semi-annually  or

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








   annually. The Transfer will be initiated one frequency period following the date of the Request, and thereafter Transfers will continue on the same day each interval unless terminated by the Participant, or for other reasons as set forth in the Contract. Transfers can only occur on dates the New York Stock Exchange ("NYSE") is open. If there are insufficient funds in the applicable Investment Division on the date of Transfer, no Transfer will be made; however, Custom Transfer: Dollar Cost Averaging will resume once there are sufficient funds in the applicable Investment Division.

        Automatic Transfers must meet the following conditions:

        1. The minimum amount that can be Transferred out of the selected Investment Division is $100 per month.

        2. The Participant must specify the percentage or dollar amount to be Transferred. The Accumulation Unit Values will be determined on each Transfer date.



        Custom Transfer: Dollar Cost Averaging may be used to purchase Accumulation Units of the Investment Divisions over a period of time so fewer Accumulation Units are purchased when prices are greater and more Accumulation Units when prices are lower. Participation in Custom Transfer: Dollar Cost Averaging does not, however, assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market. The Participant, by Request, may cease Custom
   Transfer: Dollar Cost Averaging at any time. The Company reserves the right to modify, suspend or terminate Custom
   Transfer:  Dollar Cost Averaging at any time.

   Custom Transfer:  The Rebalancer Option

        The Participant may, by Request, automatically Transfer among the Investment Divisions on a periodic basis by electing the Custom Transfer: Rebalancer Option. This option automatically reallocates the Variable Account Value to maintain a particular allocation among Investment Divisions selected by the Participant. The amounts allocated in each Investment Division will increase or decrease at different rates depending on the investment experience of the Investment Division.

        The Participant may Request that the rebalancing occur one time only, in which case the Transfer will take place after it has been received and processed by the Company as provided in the Contract. Rebalancing may also be set up on a quarterly, semi-annual or annual basis, in which case the

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








   first Transfer will be initiated one frequency period following the date of the Request. On the Transfer date for the specified Request, assets will be automatically reallocated to the selected funds. Rebalancing will continue on the same day each interval unless terminated by you, or for other reasons as set forth in the Contract. Transfers can only occur on dates the NYSE is open. In order to participate in the Custom Transfer: Rebalancer Option, the Participant's entire Variable Account Value must be included.

        The Participant must specify the percentage of Variable Account Value to be allocated to each Investment Division and the frequency of rebalancing. The Participant, by Request, may modify the allocations or cease the Custom Transfer:
   Rebalancer  Option at  any time.  Participation in  the  Custom
   Transfer: Rebalancer Option and Custom Transfer: Dollar Cost Averaging at the same time is not allowed. Participation in the Custom Transfer: Rebalancer Option does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend, or terminate the Custom Transfer:
   Rebalancer Option at any time.































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








   Valuation of Accumulation Units

        Accumulation Units for each Variable Sub-Account are valued separately, but the method used for valuing Accumulation Units in each Variable Sub-Account is the same. Initially, the value of each Accumulation Unit was set at $10.00. Thereafter, the value of an Accumulation Unit in any Variable Sub-Account on any Valuation Date equals the value of an Accumulation Unit in that Sub-Account as of the immediately preceding Valuation Date multiplied by the "Net Investment Factor" of that Variable Sub-Account for the current Valuation Period. Accumulation Unit values are valued once each day that the underlying mutual fund shares are valued.

        The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

   (a) is the net result of:

        (i) the net asset value per share of the underlying mutual fund shares held in the Variable Sub-Account determined as of the end of the current Valuation Period, plus

        (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the underlying mutual fund on shares held in the Variable Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

        (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

   (b) is the net result of:

        (i) the net asset value per share of the underlying mutual fund shares held in the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period, minus or plus

        (ii) the per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account for the immediately preceding Valuation Period; and

   (c) is an amount representing the Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%,
   depending   upon   the   Group   Policyholder s  Contract   and


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








   determined on an annual basis of the daily net asset value of each Variable Sub-Account.

        The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

        The net  asset value per share  referred to in  paragraphs
   (a) (i) and (b) (i) above, reflect the investment performance of the underlying mutual fund as well as the payment of underlying mutual fund expenses. (See "Investments of the Series Account.")

   Transfers Between Variable and Guaranteed Sub-Accounts

        Prior to the Annuity Commencement Date transfers can be made between the Variable and Fixed Sub-Accounts subject to the following limitations. All or a portion of a Participant Annuity Account Value held in any of the Variable Sub-Accounts and/or the Daily Interest Guaranteed Sub-Account may be
   transferred at any time prior to the Participant's Annuity Commencement Date by written or telephone Request to GWL&A's Administrative Offices. Prior to Participant's Annuity Commencement Date, transfers of all or a portion of a
   Participant Annuity Account Value held in any of the Guaranteed Certificate Funds may be made only at Certificate maturity by written or telephone Request to GWL&A's Administrative Offices. Transfers may be made into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. However, after the Annuity Commencement Date, no transfers may be made from a fixed annuity payment option to a variable annuity payment option and vice, versa. (See
    Annuity  Options:  Transfers After  the  Annuity  Commencement
   Date. )

        In order for telephone transfers to be accommodated, a Telephone Transfer Form, signed by both the Contract Owner and the Participant, must be on file with GWL&A. This form can be obtained at the time the contract is signed, or at any time thereafter from the Administrative Offices of GWL&A. The Transfer Request shall be made by the Participant under a
   Section 403(b) retirement program (other than an employer-sponsored program) or by the employer or the employee organization under a Section 401(a), Section 401(k), Section 457 or employer-sponsored Section 403(b) retirement program. A Transfer will take effect on the later of the date designated in the Request or the date that the Transfer Request is received by GWL&A at its Administrative Offices. Transfer Requests received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next following Valuation Date. If a

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








   Transfer Request is received by GWL&A within 30 days of the Annuity Commencement Date, GWL&A may delay the Annuity Commencement Date by not more than 30 days. Additional
   Transfer  conditions  apply   to  Transfers  to  or  from   the
   Guaranteed Sub-Accounts.
















































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








   Loans

        Loans may be available under your contract. Consult your Plan Administrator for complete details.

   Total and Partial Distribution

        A distribution in whole or in part may be taken from a Participant Annuity Account under certain Section 403(b)
   retirement programs (other than employer-sponsored plans) prior to the Participant's Annuity Commencement Date by Request of the Participant. Certain Group Contracts issued pursuant to Section 457 retirement programs will require the signature of both the Participant and the owner for a total or partial distribution. Under Group Contracts issued pursuant to
   Section 401(a), Section 401(k), Section 457, or employer-sponsored Section 403(b) retirement programs, the right to a total or partial distribution is subject to any limitations or restrictions contained in the underlying retirement plan. A Request must be received by GWL&A's Administrative Offices at least 30 days prior to the Annuity Commencement Date. A Request for partial distribution must also specify the Variable and/or Guaranteed Sub-Account(s) from which the partial distribution is to be made. The Participant Annuity Account Value available for a distribution in whole or in part is the current value of the Participant Annuity Account at the end of the Valuation Period for the "effective date" of the Request. The effective date is the later of the date selected in the Request or the date on which the Request is received by GWL&A's Administrative Offices. Requests received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next following Valuation Date. The partial or total distribution will be made within seven days after GWL&A receives the Request. The payment may be postponed as permitted by the Investment Company Act of 1940. The amount payable upon a total distribution may be applied to an Annuity Option (See "Annuity Options") instead of a lump-sum payment. There are additional conditions that apply to a partial or total distribution of a Participant Annuity Account's Guaranteed Account Value. Restrictions on a partial or total distribution of a Participant Annuity Account apply to Section 403(b) retirement programs (See "Federal Tax Consequences:
   Section 403(b) Retirement Programs.") There are certain charges imposed upon a partial or total distribution prior to the Annuity Commencement Date (See "Administrative Charges, Risk Premiums and Other Deductions: Contingent Deferred Sales Charge") and there may be certain tax consequences (See "Federal Tax Consequences: Taxation of Annuities in General.")

   Cessation of Contributions

        If, in the judgment of either GWL&A or the employer, further Contributions or Transfers to certain or all of the Variable and Guaranteed Sub-Accounts should become inappropriate, either party may, upon 60 days written notice to the other, direct that no future Contributions or Transfers to such Sub-Account(s) be made. Where the owner of the Group Contract is an association, the association may provide such notice with respect to all Participants while the participating employers may also provide such notice for their employee Participants only.

        In the event that such written notice is given for any or all of the Sub-Accounts, Contributions and Transfers made to such Sub-Account(s) prior to the effective date of the notice (that date being called the "Date of Cessation") may be maintained in such Sub-Account(s). Allocation instructions must be changed to delete the affected Sub-Account(s). If no change of allocation instructions is received, GWL&A may return all affected Contributions or allocate such Contributions to a currently offered Guaranteed Sub-Account.

        In the event that a Date of Cessation is declared for all Sub-Accounts, no new Participant Annuity Accounts will be established or Contributions accepted by GWL&A. In addition, under Section 401(a), Section 401(k), Section 457, or Section 403(b) retirement programs, an employer or employee organization must, by Request, elect one of the following Cessation Options:

        Cessation   Option   (1):   GWL&A   will   maintain   each
   Participant Annuity Account Value until the value of an account is applied to a payment option.

        Cessation Option (2): GWL&A will pay, within seven (7) days of the Date of Cessation of Deposits, the Variable Account Values of the Participant Annuity Accounts as of the date the Request is received (at such later date as may be specified in the Request) to either the Employer, the employee organization or a person designated in writing by the employer or employee organization as the successor insurer of the employer's deferred compensation plan. GWL&A will pay the sum of the Guaranteed Contract Values of the Participant Annuity Accounts as of the Date of Cessation to either the employer, the employee organization or a person designated in writing by the employer or the employee organization as the successor insurer of the employer's or employee organization's deferred compensation plan, in 20 equal quarterly installments. The amount of the installment will be the amount determined by GWL&A on the date of the first such payment, but will not be less than $514.80 for each $10,000 of Guaranteed Contract Value. The first payment will be made thirty (30) days after the date this Cessation Option is elected.

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








        If the employer or the employee organization has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected.

   CESSATION  OPTION  (2)  MAY  NOT  BE  AVAILABLE  IN  ALL  GROUP
   CONTRACTS.

   Contract Termination

        Section 401(a) Group Contracts contain a contract termination provision. Under this provision, either GWL&A or the contract holder may terminate the Group Contract on at least sixty (60) days prior written notice (the effective date of which shall be the "Contract Termination Date"). After the Contract Termination Date, no Transfer shall be made, no payment option shall be elected and no Contributions shall be accepted by GWL&A under the terms of the Group Contract.

        GWL&A will pay, within seven (7) days of the Contract Termination Date, the value of all monies held in the Variable Sub-Account as of the Contract Termination Date to either the employer, the employee organization or to a person or entity designated in writing by the employer or employee organization.

   Death Benefit

        In the event of the death of the Participant prior to his/her Annuity Commencement Date, and prior to age 70, a death benefit will be paid upon receipt of proof of the death of the Participant. The death benefit is the greater of the Participant Annuity Account Value or the sum of all Contributions paid less any partial distributions. Where death occurs on or after the Participant's 70th birthday, but prior to the Annuity Commencement Date, a death benefit equal to the Participant Annuity Account Value will be paid.

        Under a Section 403(b) retirement program (other than an employer-sponsored plan), the death benefit will be paid to the beneficiary designated by the Participant. Under a Section 401(a), a Section 401(k), a Section 457, or employer-sponsored
   Section 403(b) retirement program, the employer or the employee organization will designate to whom the death benefit will be paid pursuant to the terms of the employer's underlying plan. The Participant should consult with his/her employer or employee organization concerning the payment of the death benefit under the employer's or employee's organization deferred compensation plan.

        The payee may elect to receive the death benefit under any of the Annuity Options, in the form of a lump-sum payment,

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








   or in the form of a partial lump-sum payment with the balance applied toward any of the Annuity Options. This election must be made within 60 days after GWL&A receives adequate proof of the Participant's death. If no election is made within the 60 day period, a lump-sum settlement will be made.

        The Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated as of the end of the Valuation Period during which proof of death and an election by the Payee are received at GWL&A's Administrative Offices. If no election is made, the Participant Annuity Account Value will be determined as of 60 days after the date on which proof of death is received.

        If   a  lump-sum   or  partial   lump-sum  settlement   is
   Requested, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death. If any of the Annuity Options are elected, the annuity payment shall commence thirty (30) days after the receipt of such election and adequate proof of death. Annuity payments shall commence by the later of fifteen (15) days or the first day of the month after receipt of such election and adequate proof of death. The payment of the death benefit will be made in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940. (See "Federal Tax Consequences: Taxation of Annuities in General" for certain distribution-on-death rules that may be applicable to the payment of death benefits.)

        The Participant under a Section 403(b) retirement program (other than an employer-sponsored plan) may designate or change a beneficiary by filing a Request with GWL&A at its Administrative Offices. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary: (1) if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them; (2) if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or Beneficiaries, to be shared equally;
   (3) if there is no surviving primary beneficiary, the Participant Annuity Account Value shall pass to any surviving contingent beneficiary and, if more than one contingent beneficiary, shall be shared equally among them; (4) if no beneficiary survives the Participant, the Participant Annuity Account Value shall pass to the Participant's estate; or (5) if the designation of beneficiary was not adequately made, the Participant Annuity Account Value shall pass to the Participant's estate.


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








   INVESTMENTS OF THE SERIES ACCOUNT

   Participating Mutual Funds

        The Series Account invests in shares of Maxim, American Century, and Fidelity VIP open-end management investment companies, each of which are registered with the Securities and Exchange Commission. Such registration does not involve supervision of the management of Maxim, American Century or Fidelity by the Securities and Exchange Commission. Shares of Maxim are also sold to the Pinnacle Series Account, the Maxim Series Account, and the Retirement Plan Series Account which are separate accounts established by GWL&A to receive and invest premiums paid under variable life and variable annuity contracts issued by GWL&A. Shares of Maxim may be sold to other separate accounts of GWL&A or its affiliates. Shares of American Century and Fidelity VIP are also sold to other insurance companies to fund the benefits of variable annuity or variable life insurance contracts.

        It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in Maxim, American Century, and Fidelity VIP simultaneously. Although GWL&A, Maxim, American Century or Fidelity VIP currently do not foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the Boards of Directors of Maxim, American Century, and Fidelity VIP intend to monitor events in order to identify any material conflicts between such policyowners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Maxim shares by one or more of GWL&A's separate accounts or the sale of American Century or Fidelity VIP shares by other insurance companies, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of Maxim, American Century, or Fidelity VIP, or (4) differences in voting instructions between those given by policyowners and those given by contract owners.

   Investment Advisers

        The investment adviser for Maxim is GW Capital Management, Inc. (the "Investment Adviser"), which is registered with the Securities and Exchange Commission as an investment adviser. The Investment Adviser provides portfolio management and investment advice to Maxim and administers its other affairs subject to the supervision of Maxim's Board of Directors.


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        The    Investment   Advisory   Agreement   obligates   the
   Investment Adviser to provide investment advisory services and to pay all compensation of, and furnish office space for, officers and employees of the Investment Adviser connected with investment and economic research, trading and investment management of Maxim. The Investment Advisory Agreement also obligates the Investment Adviser to pay all other expenses
   incurred  in   its  operation  and   all  of  Maxim's   general
   administrative expenses, except extraordinary expenses. As compensation for its services to Maxim, the Investment Adviser receives monthly compensation at the annual rate of 0.46% of the average daily net assets of the Maxim Money Market Portfolio; 0.60% of the average daily assets of the Maxim Bond Portfolio, the Maxim Stock Index Portfolio, the Maxim U.S.
   Government Securities Portfolio, the Maxim Small Cap-Index Portfolio and the Maxim Total Return Portfolio; 0.80% of the
   average  daily   net  assets  of  the   Maxim  T.  Rowe   Price
   Equity/Income Portfolio; 0.90% of the average daily net assets of the Maxim Corporate Bond Portfolio; 0.95% of the average daily net assets of the Maxim Mid-Cap Portfolio and the Maxim INVESCO Small-Cap Growth Portfolio; 1.00% of the average daily net assets of the Maxim International Equity Portfolio, the
   Maxim  Small-Cap  Value   Portfolio,  the  Maxim   INVESCO  ADR
   Portfolio, and the Maxim INVESCO Balanced Portfolio.

        With respect to the Maxim Mid-Cap Portfolio, Maxim International Equity, Maxim Small-Cap Value Portfolio, Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR and Maxim T. Rowe Price Equity/Income Portfolios, the Investment Adviser shall be responsible for all expenses incurred in performing investment advisory services. Each of the Portfolios shall pay all expenses incurred in its operation with respect to that portfolio. However, the Investment Adviser shall pay any expenses of the Portfolios which exceed an annual rate of 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.10% of the average daily net assets of the Maxim Mid-Cap Portfolio and the Maxim INVESCO Small-Cap Growth Portfolio; 1.35% of the average daily net assets of the Maxim Small-Cap Value Portfolio; and, 1.30% of the average daily net assets of the Maxim International Equity Portfolio and Maxim INVESCO ADR Portfolio.

        American Century Investment Management, Inc. ( ACIMI ) is the investment adviser for American Century. ACIMI has been the investment adviser of American Centurysm Investments, a group of registered investment companies, since 1958. Additionally, ACIMI acts as the investment adviser for employee benefit plans and endowment funds.

        ACIMI supervises and manages the investment portfolios of American Century and directs the purchase and sale of its investment securities, subject only to any directions of

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   American  Century s Board  of  Directors. ACIMI  pays  all  the
   expenses   of  American   Century  except   brokerage,   taxes,
   interest,  fees   and  expenses   of  non-interested  directors
   (including counsel fees) and extraordinary expenses. American Century Services, Corporation., American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, is transfer agent of
   American  Century.  It  provides   facilities,  equipment   and
   personnel to American Century, and is paid for such services by ACIMI. Certain administrative services that would otherwise be performed by American Century Services Corporation may be performed by the insurance company that purchases American Century shares, and ACIMI may pay it for such services.

        For the foregoing services, ACIMI is paid a fee of 1% of the average net assets of each series of American Century during the year. The fee is paid and computed each month by multiplying 1% of the average daily closing net asset values of the shares of each series of American Century during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years). Many investment companies pay smaller investment management fees. However, most if not all companies also pay in addition certain of their own expenses, while American Century s expenses specified above are paid by ACIMI.

        ACIMI  and American Century Services  Corporation are both
   wholly  owned  by  American  Centurysm   Investments.  James  E.
   Stowers, Jr., President of American Century, controls  American
   Centurysm   Investments by virtue of his ownership of a majority
   of its common stock.

        Fidelity Management & Research Company ("FMR") is the investment adviser to Fidelity Variable Insurance Products Fund ("VIP"): VIP Growth Portfolio and to Fidelity Variable Insurance Products Fund II ("VIP II"): VIP II Asset Manager Portfolio. For its investment advisory services, FMR receives a monthly fee from each of these Portfolios. As of December
   31,  1996,  the  VIP  Growth  and  the  VIP  II  Asset  Manager
   Portfolios paid FMR the annual fee rate of .61% and .64%, respectively, of each Portfolio's average daily net assets.


        FMR  may,  from  time  to  time,  agree  to  reimburse   a
   Portfolio for management fees and other expenses above a specified percentage of average daily net assets.
   Reimbursement arrangements, which may be terminated at any time without notice, will increase a Portfolio's yield. If FMR discontinues a reimbursement arrangement, the affected Portfolio's expenses will go up and its yield will be reduced. FMR retains the ability to be repaid by a Portfolio for expense reimbursements if expenses fall below the limit prior

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








   to the end of the fiscal year. Repayment by a Portfolio will lower its yield. FMR has voluntarily agreed to temporarily limit the total expenses (including the management fee, but generally excluding taxes, interest and extraordinary expenses) of the Asset Manager Portfolio to 1.25% of the Portfolio's average daily net assets. FMR has voluntarily agreed to reimburse the management fees and all other expenses (excluding taxes, interest and extraordinary expenses) of the VIP Growth Portfolio in excess of 1.50% of average daily net assets.

   Sub-advisers

        Janus Capital Corporation ("Janus") serves as the sub-adviser to the Maxim Mid-Cap (Growth Fund I) Portfolio. As such, Janus is responsible for managing the investment and reinvestment of assets of the Maxim Mid-Cap (Growth Fund I) Portfolio, subject to review and supervision of the Investment Adviser and the Board of Directors. Janus bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Maxim Mid-Cap (Growth Fund I) Portfolio.

        Janus is a Colorado corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal address is 100 Fillmore Street, Suite 300, Denver, Colorado 80206. The Investment Adviser is responsible for compensating Janus, which receives monthly compensation from the Investment Adviser at the annual rate of 0.60% on the first $100 million and 0.55% on all amounts over $100 million of the Mid-Cap (Growth Fund I) Portfolio assets.



        Templeton Investment Counsel, Inc. ("Templeton") serves as the sub-adviser of the Maxim International Equity Portfolio. As such, Templeton is responsible for managing the investment and reinvestment of assets of the Maxim International Equity Portfolio, subject to review and supervision of the Investment Adviser and the Board of Directors. Templeton bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment management of the Maxim International Equity Portfolio.

        Templeton is an indirect subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc. Templeton is a Florida corporation with its principal business address at Broward

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   Financial Centre, 500 East Broward Boulevard, Suite 2100,  Fort
   Lauderdale,   Florida  33394.     The   Investment  Adviser  is
   responsible for compensating Templeton, which receives monthly compensation from the Investment Adviser at the annual rate of 0.70% on the first $25 million, 0.55% on the next $25 million, 0.50% on the next $50 million, and 0.40% all amounts over $100 million of the Maxim International Equity Portfolio assets.

        T. Rowe Price Associated, Inc. ("T. Rowe Price") serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio. T. Rowe Price is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price receives monthly compensation from the Investment Adviser at the annual rate of 0.50% on the first $20 million of the average daily net assets, 0.40% on the next $30 million of average daily net assets and 0.40% on all assets once total average daily net assets exceed $50 million.

        INVESCO Trust Company ("ITC") serves as the sub-adviser of the Maxim INVESCO Small-Cap Growth Portfolio and the Maxim INVESCO Balanced Portfolio. ITC is a Colorado Trust Company and an indirect wholly-owned subsidiary of INVESCO PLC. ITC is registered as an investment trust company. Its principal business address is 7800 E. Union Avenue, Denver, Colorado 80237. ITC receives monthly compensation from the Investment Adviser, for its services with respect to the Maxim INVESCO Small-Cap Growth Portfolio, at the rate of 0.55% on the first $25 million of average daily net assets, 0.50% on the next $50 million of average daily net assets, 0.40% on the next $25 million of average daily net assets, and 0.35% on all amounts over $100 million of average daily net assets. ITC receives monthly compensation from the Investment Adviser, for its services with respect to the Maxim INVESCO Balanced Portfolio at the rate of 0.50% of the average daily net assets of the Portfolio up to $25 million; 0.45% on the next $50 million; 0.40% on the next $25 million; and 0.35% of such value in excess of $100 million.

        INVESCO Capital Management, Inc. ("ICMI") serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. ICMI is a Delaware corporation and an indirect wholly-owned subsidiary of INVESCO PLC. ICMI is registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 1315 Peachtree Street, Atlanta, Georgia 30309. ICMI receives monthly compensation from the Investment Adviser at the annual rate of 0.55% on the first $50 million of average daily net assets, 0.50% on the next $50 million of average daily net assets, and 0.40% on assets over $100 million of average daily net assets.


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        Loomis, Sayles &  Company, LP ("Loomis Sayles") serves  as the sub-adviser to the Maxim Corporate Bond Portfolio. Loomis Sayles is a Delaware limited partnership and is an indirect,
   majority-owned   subsidiary   company  of   Metropolitan   Life
   Insurance   Company.   Loomis  Sayles   is  registered   as  an
   investment   adviser   with   the   Securities   and   Exchange
   Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111. Loomis Sayles receives monthly compensation from the Investment Adviser at the annual rate of 0.30% on all assets of the Maxim Corporate Bond Portfolio.

        Ariel Capital Management , Inc. ("Ariel") serves as the sub-adviser to the Maxim Small-Cap Value (Ariel Value) Portfolio. Ariel is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. Its principal business address is 307 North Michigan Avenue, Chicago, Illinois 60601. Ariel receives monthly compensation from the Investment Adviser at the annual rate of 0.40% on assets up to $5 million of average daily net assets, 0.35% on the next $10 million of average daily net assets, 0.30% on the next $10 million of average daily net assets, and 0.25% on assets over $25 million of average daily net assets of the Maxim Small-Cap Value (Ariel Value) Portfolio.

   Reinvestment and Redemption

        All dividend distributions of Maxim, American Century or Fidelity VIP will be automatically reinvested in shares of Maxim, American Century or Fidelity VIP at their net asset value on the date of distribution; all capital gains distributions of Maxim, American Century or Fidelity VIP, if any, will likewise be reinvested at the net asset value on the record date. GWL&A will redeem Maxim, American Century and Fidelity VIP shares at their net asset values to the extent necessary to make annuity or other payments under the Group Contracts.

   Substitution of Investments

        GWL&A reserves the right, subject to compliance with the law as currently applicable or subsequently changed, to make additions to, deletions from or substitutions for the investments held by the Series Account. In the future, GWL&A may establish additional Investment Divisions within the Series Account. These Investment Divisions will be established if, and when, in the sole discretion of GWL&A, marketing needs and investment conditions warrant, and will be made available under existing Group Contracts to the extent and on a basis to be determined by GWL&A.

        If shares of any of the Investment Portfolios of Maxim, American Century or Fidelity VIP should no longer be available for investment, or if in the judgment of GWL&A's management further investment in any of the Investment Portfolios' shares should become inappropriate in view of the objectives of the Group Contracts, then GWL&A may substitute shares of another mutual fund for shares already purchased, or to be purchased in the future under the Group Contracts. No substitution of securities held by the Series Account may take place without prior approval of the Securities and Exchange Commission, and prior notice to the employers and association owners of Group Contracts, and, in addition, to the Participants under Section 403(b) retirement programs (other than an employer-sponsored plan). In the  event of a  substitution, the Participants under
   Section 403(b) retirement programs (other than an employer-sponsored plan) or the employees or the employee organization under Section 401(a), Section 401(k), Section 457, or employer-sponsored Section 403(b) retirement programs will be given the option of taking a distribution of that portion of the Participant Annuity Account allocated to an Investment Division in which the substitution is to occur without imposition of the Contingent Deferred Sales Charge.































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








   ADMINISTRATIVE CHARGES, RISK PREMIUMS AND OTHER DEDUCTIONS

   Contract Maintenance Charge

        GWL&A has primary responsibility for the administration of all Group Contracts and the Series Account. To compensate GWL&A for the cost it incurs in providing administrative services, GWL&A may deduct a Contract Maintenance Charge of not more than $30 annually on the first day of each calendar year from each Participant Annuity Account. If a Participant Annuity Account is established after that date, the Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining. The deduction will be pro-rated between the Variable and Guaranteed Contract Values of each Participant Annuity Account. No refund of this charge will be made. The Contract Maintenance Charge on Section 403(b) Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the Participant's effective date.

   Contingent Deferred Sales Charge

        In the circumstances described below, a Contingent Deferred Sales Charge will be deducted on any total or partial distribution, Transfer to Other Companies or a lump sum payment. The amount deducted will depend on the type of retirement program for which the Group Contract was issued. However, a Contingent Deferred Sales Charge "Free Amount" may be applied in some circumstances. The Contingent Deferred Sales Charge "Free Amount" is an amount against which the Contingent Deferred Sales Charge will not be assessed. The "Free Amount" shall not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year. All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount."

   1. For Section 401(a) and 401(k) Retirement Programs.

   (a) For Group Contracts issued pursuant to a Section 401(k) retirement program where the employer does not also maintain a
   Section 403(b) or Section 457 Group Contract with GWL&A, a Contingent Deferred Sales Charge will be in an amount equal to 6% of the amount Transferred to Another Company, distributed or paid in excess of the "Free Amount." The cumulative total of all Contingent Deferred Sales Charges applied to a
   Participant Annuity Account will not exceed 6% of all Contributions made within 72 months prior to the date of that partial or total distribution, Transfer or payment.


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








   (b) For Group Contracts issued pursuant to a Section 401(a) profit-sharing plan where the employer also maintains a
   Section 457 Group Contract with GWL&A, the Contingent Deferred Sales Charge applicable is as described in paragraph 3 (a) below.

   (c) The Contingent Deferred Sales Charge applicable to Group Contracts issued pursuant to a Section 401(a) profit-sharing plan where the employer also maintains a Section 403(b) Group Contract with GWL&A is as described in paragraph 2(a) below.

   2. For Section 403(b) Retirement Programs.

   (a) Under all Group Contracts issued prior to May 1, 1992 pursuant to Section 403(b) and for Group Contracts issued on or after May 1, 1992 to Section 403(b) retirement programs other than employer-sponsored plans, the Contingent Deferred Sales Charge applicable will be in an amount equal to 6% of the amount distributed, Transferred to Another Company or paid in excess of the "Free Amount." The cumulative total of all Contingent Deferred Sales Charges applied to a Participant Annuity Account will not exceed 6% of all Contributions made within 72 months prior to the date of that partial or total distribution, Transfer to Another Company or payment.

   (b) For Group Contracts that were issued in exchange for Group Tax-Sheltered Annuity or Group Deferred Compensation Annuity Contracts of the Great-West Life Assurance Company, with respect to any partial or total distribution, Transfer to Another Company or payment, the cumulative total of all Contingent Deferred Sales Charges applied to a Participant Annuity Account will not exceed an amount equal to:

        (i) 6% of all Contributions (excluding the amount initially applied to a Participant Annuity Account from an exchanged contract) made within 72 months prior to the date of that partial or total distribution, Transfer to Another Company or payment, plus

        (ii) an amount which is the result of multiplying the amount initially applied to a Participant Annuity Account from the exchanged contract by the appropriate percentage as chosen from the following chart:










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









   If number of years of coverage
   of Participant under Exchanged Contract
   and this Contract is:                  The percentage shall be:
   Less than 5 years                                 6%
   At least 5 years but less than 10 years           5%
   At least 10 years                                 4%

   (c) For Group Contracts issued pursuant to an employer-sponsored Section 403(b) retirement program on or after May 1, 1992, the Contingent Deferred Sales Charge applicable is as described in paragraph 3 (a) below.

   3. For Section 457 Retirement Programs.

   (a) For Section 457 Group Contracts issued May 1, 1988 or thereafter and for Section 457 Group Contracts issued prior to May 1, 1988 but amended to incorporate the provision of this paragraph, the Contingent Deferred Sales Charge will be in an amount equal to a percentage of the amount distributed, Transferred to Another Company or paid in excess of the "Free Amount," if any, based on the table below:

   Years of Participation
   in FutureFunds                          The percentage shall be:
   0-4                                          5%
   5-9                                          4%
   10 -14                                       3%
   15 or more                                   0%

   (b) For Section 457 Group Contracts issued prior to May 1, 1988 which have not been amended to incorporate the provisions of this paragraph, the Contingent Deferred Sales Charge will not exceed an amount equal to:

        (i)  6%  of   all  Contributions  (excluding  the   amount
        initially applied to a Participant Annuity Account from an exchanged contract) made within 72 months prior to the withdrawal, plus

        (ii) an amount equal to a percentage of the amount distributed, Transferred to Another Company or paid in excess of the "Free Amount," if any, based on the table below:

   If number of years of Coverage
   of Participant under Exchanged Contract
   and this Contract is:                   The percentage shall be:
   Less than 5 years                                 6%

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








   At least 5 years but less than 10 years           5%
   At least 10 years                                 4%

   4. General  provisions applicable  to  the Contingent  Deferred
   Sales Charge.

   Regardless of which of the above-noted Contingent Deferred Sales Charge schedules is in effect, the Contingent Deferred Sales Charge applied against distributions, payments or Transfers to Another Company is deducted from the withdrawal payment to the Participant. Thus, for example, if a Participant Requests a withdrawal of $100, and assuming that the entire withdrawal is subject to a 6% Contingent Deferred Sales Charge, the Participant would receive a payment of $94. The Contingent Deferred Sales Charge shall not exceed 8.5% of Contributions deposited by the Participant into the Group Contracts. Additionally, the Code imposes (with certain exceptions) a penalty tax on distributions prior to age 59 1/2. (See "Federal Tax Consequences.")

   The Contingent Deferred Sales Charge is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the Contingent Deferred Sales Charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors: (1) size of the prospective group, (2) projected annual Contributions for all Participants in the group, and (3) frequency of projected distributions. GWL&A will notify a prospective purchaser of its eligibility for a reduction of the Contingent Deferred Sales Charge prior to the acceptance of an application for coverage.

   It is possible that the Contingent Deferred Sales Charge will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets, which will include the profit, if any, derived by GWL&A from the mortality and expense risk charges described herein.

   Deductions for Premium Taxes

        GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to

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   the  imposition of  any such  deductions from  the  Participant
   Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

   Deductions for Assumption of Mortality and Expense Risks

        GWL&A deducts from the daily net asset value of the Series Account an amount, computed daily, for mortality and expense risk. This charge is designed to compensate GWL&A for its assumption of certain mortality, death benefit and expense risks described below. The level of this charge is guaranteed and will not change. However, the amount charged may vary by Contract. Currently, GWL&A issues contracts with the following mortality and expense risk charges:


        Mortality Risk          Expense Risk        Total Mortality and
                                                    Expense Risk Charges
             1.00%                 0.25%                   1.25%
             0.76%                 0.19%                   0.95%
             0.60%                 0.15%                   0.75%
             0.52%                 0.13%                   0.65%
             0.44%                 0.11%                   0.55%
             0.00%                 0.00%                   0.00%


        GWL&A's assumption of mortality risk guarantees that the annuity payments made to the Beneficiary or other payee will not be affected by the mortality experience (life span) of persons receiving such payment or of the general population. GWL&A assumes this "mortality risk" by virtue of the fact that annuity rates in effect at the time that any Contributions are made cannot be changed. In addition, if a Participant should die prior to his/her Annuity Commencement Date and 70th birthday, GWL&A is at risk to the extent that the amount of all Contributions made, less any partial distributions, exceed the Participant Annuity Account Value. (See "Accumulation
   Period: Death Benefit.")

        GWL&A's assumption of expense risks arises when GWL&A guarantees that if the charges for administrative expenses,


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








   which cannot be increased by GWL&A, will be insufficient to cover administrative and sales expenses, GWL&A bears that loss.

        In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors: (1) size of the prospective group, (2) projected annual Contributions for all Participants in the group, (3) frequency of projected distributions, (4) type and frequency of administrative and sales services provided, and (5) level of Contract Maintenance Charge and Contingent Deferred Sales Charge. GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

        If the respective mortality and expense risk charge proves insufficient to cover administrative costs in excess of the Contract Maintenance Charge made for administrative expenses, plus any losses from the mortality risk, the loss will be borne by GWL&A; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to GWL&A.

   ANNUITY OPTIONS

        An Annuity Commencement Date and the form of annuity payments ("Annuity Options") may be elected at any time during the Accumulation Period. The elections are made by the Participant under a Section 403(b) retirement program (other than an employer-sponsored plan) or the employer or the employee organization under a Section 401(a), a Section 401(k), Section 457 or employer-sponsored 403(b) retirement program. Under Section 403(b), 401(a), 401(k) and 457 retirement programs, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than April 1 of the calendar year following the later of either (i) the calendar year in which the Participant attains age 70 1/2; or (ii) the calendar year in which the Participant retires. Under all of the above-noted retirement programs, it is the responsibility of the Participant to file the necessary Request with GWL&A.

        The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

        The Group Contracts provide the Annuity Options described below, as well as such other Annuity Options as GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of a Participant Annuity Account) and/or a fixed life annuity (with respect to the fixed portion of a Participant Annuity Account) with 120 monthly payments guaranteed.

        The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

   Option No. 1: Life Annuity

        This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

   Option  No.  2:  Life  Annuity  with  Payments  Guaranteed  for
   Designated Periods

        This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the Beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

   Option No. 3: Joint and One-Half Survivor

        This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the Beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

   Option No. 4: Income of Specified Payment (available only as fixed-dollar payments)

        Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36 months nor more than 240 months.

   Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

        Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months nor more than 240 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

   Option No. 6: Systematic Withdrawal Payment Option (available only as fixed-dollar payments)

        Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider") to the Group Contract.

   Option No. 7: Access Annuity

        Under this payment option, a single premium of $20,000 minimum, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. There are charges and restrictions which apply. (See the "Access Annuity Rider" to the Group Contract for additional information.)




   Variable Annuity Payments

        Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant;
   (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying mutual fund. The
   Participant  receives the value  of a  fixed number  of Annuity
   Units each month.

        At a Participant's Annuity Commencement Date, the Participant Annuity Account is credited with Annuity Units for each Variable Sub-Account on which variable annuity payments are based. The number of Annuity Units to be credited is determined by dividing the amount of the first monthly payment by the value of an Annuity Unit as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying mutual fund.

        The dollar amount of the first monthly variable annuity payment is determined by applying the total value of the Accumulation Units credited to a Participant Annuity Account valued as of the fifth Valuation Period prior to the Annuity Commencement Date to the annuity tables contained in the Group Contracts. Amounts shown in the tables are based on a modified 1971 Group Annuity Mortality Table (set back five years) with an assumed investment return at the rate of 3.5% per annum. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Group Contract tables by the number of thousands of dollars of value accumulated under the Variable Account Value of a Participant Annuity Account. These annuity tables vary according to the form of annuity selected and according to the age of the Participant and his/her Annuity Commencement Date.

        The 3.5% interest rate stated above is the measuring point for subsequent annuity payments. If the actual Net
   Investment Factor (annualized) exceeds 3.5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 3.5%, annuity payments will decrease. If the assumed rate of interest were to be increased, annuity payments would start at a higher level but would increase more slowly or decrease more rapidly.

        The amount of the second and subsequent payment is determined by multiplying the credited fixed number of Annuity Units by the appropriate Annuity Unit value for the fifth Valuation Period preceding the date that payment is due. The Annuity Unit value at the end of any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the product of:

   (a) the Net Investment Factor of the Variable Sub-Account for the Valuation Period for which the Annuity Unit is being determined, and

   (b) a factor of .999905 to neutralize the assumed investment return of 3.5% per year used in the annuity table.

   The value of each Variable Sub-Account's Annuity Unit is set initially at $10.00. The value of the Annuity Units is determined as of a Valuation Period five (5) days prior to the payment in order to permit calculation of amounts of annuity payments and mailing of checks in advance of their due date.

   Fixed Annuity Payments

        The guaranteed level of fixed annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

   Combination Variable and Fixed Annuity Payments

        If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the fixed annuity option.

   Transfer to Effect Annuity Option Elected

        If the Participant under a Section 403(b) retirement program (other than an employer-sponsored plan) or the employer or the employee organization under a Section 401(a),
   Section 401(k), Section 457 or employer-sponsored 403(b) retirement program wishes to apply all or part of the Guaranteed Account Value of the Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a fixed annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to the Participant's Annuity Commencement Date. This also applies to a Beneficiary or payee who elects to receive a death benefit under any of the annuity options, and one such Request to Transfer can be submitted by the Beneficiary or payee after the death of the Participant.

   Transfer After the Annuity Commencement Date

        Once annuity payments have begun, no Transfers may be made from a fixed annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the variable Sub-Account to which the Transfer is made. The result is the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

   Proof of Age and Survival

        GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend.

   Frequency and Amount of Annuity Payments

        Variable annuity payments will be paid as monthly installments; fixed annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

   FEDERAL TAX CONSEQUENCES

   Introduction

        The Group Contracts are designed for use by employee groups under retirement programs which may qualify for special tax treatment under Section 401(a), Section 401(k), Section 403(b) or Section 457 of the Code.

        The ultimate effect of federal income taxes on the Participant Annuity Account Value, on annuity payments and on the economic benefit to the Participant or Beneficiary depends upon GWL&A's tax status, on the type of retirement program for which the Group Contract is purchased, and upon the tax and employment status of the individual concerned.

        It should be understood that the following discussion is not exhaustive, and is not intended as tax advice. Special rules may apply to certain situations not discussed here. GWL&A intends to comply with the diversification requirements of Code Section 817(h) to assure that the Group Contracts will continue to be treated as annuity contracts for federal income tax purposes. The discussion is based upon GWL&A's understanding of current federal income tax law and no representation is made regarding the likelihood of continuation of current law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider state or other tax laws. The Group Contractholder, Participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable laws. For further information, consult a qualified tax adviser.

   Taxation of GWL&A

        The Series Account is taxed as a part of GWL&A; not as a "regulated investment company" under Part I of Subchapter M of the Code. GWL&A is taxed on its insurance business in the United States as a life insurance company in accordance with

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








   Part I of Subchapter L of the Code. Investment income and realized capital gains on the assets of Series Account are reinvested and are taken into account in determining the Series Account Value. Under existing federal income tax law, such amounts do not result in any tax on GWL&A which will be chargeable to the Participant Annuity Account or the Series Account. GWL&A reserves the right to make a deduction from the Participant Annuity Account for taxes, if any, imposed with respect to such items in the future.

   Taxation of Annuities in General

        Code Section 72 governs taxation of annuities in general. A Participant is not taxed on increases (if any) in the value of a Participant Annuity Account until some form of distribution is made. Under Section 72, a total or partial distribution from a Participant Annuity Account will be treated as ordinary income taxable to the extent the amounts held in the Participant Annuity Account immediately before the distribution exceed the "investment in the contract." The investment in the contract is that portion of the
   Contributions to the Participant Annuity Account which was included in the Participant's gross income in the year contributed, if any. If the Participant begins receiving annuity payments, the Participant is taxed on the portion of the payment that exceeds the investment in the contract. However, because the Participant generally excludes
   Contributions from gross income under these retirement programs, there generally will be no cost basis (investment in the contract) in the Participant Annuity Account within the meaning of Section 72 of the Code. Thus, the total amount of all payments received will generally be taxable to the Participant. Ordinarily, such taxable portion is taxed at ordinary income tax rates, subject to any income averaging rules applicable to Participants receiving distributions from a Section 401(a) or Section 401(k) plan.

        Currently, none  of the amounts  contributed to a  Section
   457 plan constitute cost basis in the contract. Thus, all amounts distributed to Participants from a Section 457 plan are taxable at ordinary income rates. No special averaging rules apply to distributions from Section 403(b) plans or
   Section 457 plans.

        If a Group Contract is held by a non-natural person (e.g., a corporation), the investment gain on the contract is includable in the entity's income each year unless certain exceptions apply. This rule does not apply, where the Group Contract is held under a Section 401(a) plan, a Section 401(k) plan, or a Section 403(b) plan. Since the employer maintaining a Section 457 plan is either a state or local government or a


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








   tax-exempt organization, the employer will not be subject to tax on the gain in the contract.

   Section 401(a) Qualified Retirement Plans

        Section 401(a) provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain Section 401(a) qualified plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income.
   Section 401(a) plans must satisfy numerous qualification requirements, including limitations on contributions. Generally, the total amount of employer and employee contributions which can be contributed to all of the employer's qualified plans is limited to the lesser of $30,000 or 25% of a Participant's compensation as defined in Section
   415. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the applicability of the above limitations and restrictions to their plan.



   Section 401(k) Cash or Deferred Arrangements

        Section 401(k) allows for-profit employers or employee organizations to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish Section 401(k) plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more Section 401(k) plans is limited to $7,000 per year (adjusted for cost-of-living increases) under Section 402(g). Elective deferrals to a Section 401(k) plan must also be aggregated with elective deferrals made by the Participant to a Section 403(b) plan, to a simplified employee pension or to a SIMPLE retirement account. For 1997, the total amount of elective deferrals which can be contributed to all such plans is $9,500. The contribution limits in Section 415 also apply. The amount which a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a Section 401(k) plan are subject to FICA and FUTA tax when contributed.

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









        Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are includable in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Employee contributions and earnings may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, separates from service or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount which may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

        Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

   Section 403(b) Tax Sheltered Annuities

        Tax-exempt organizations described in Section 501(c)(3) and public educational organizations are permitted to purchase
   Section 403(b) tax-sheltered annuities for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the contributions do not exceed three separate, yet interrelated contribution limitations.

        Federal income tax is deferred on contributions to the extent that the aggregate amount contributed to a Section 403(b) plan per year for a Participant does not exceed: (1) the exclusion allowance described in Section 403(b)(2); (2) the contribution limit in Section 415; and (3) the elective deferral limitation in Section 402(g) of the Code. Elective deferrals to a Section 403(b) plan must also be aggregated with elective deferrals made by the Participant to a Section 401(k) plan or to a simplified employee pension or to a SIMPLE retirement account. For 1997, the total amount of elective deferrals which can be contributed to all such plans is $9,500. Amounts contributed to a Section 403(b) annuity contract are subject to FICA and FUTA tax when contributed.

        The  net   investment  gain,  if   any,  reflected  in   a
   Participant  Annuity   Account  Value  is   not  taxable  until
   received by the Participant or his beneficiary.



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








        Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.




        Pre-1989  contributions   to  a   Section  403(b)  annuity
   contract may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t). Post-1988 contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a Section 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, separates from service or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount which may be distributed for financial hardship.

   Section 457 Deferred Compensation Plans

        Section 457 allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and
   independent   contractors.       Non-governmental    tax-exempt
   organizations may establish eligible deferred compensation plans only for a select group of management or highly compensated employees without violating the funding requirements of ERISA.

        Federal  income tax  is  deferred on  contributions  to  a
   Section 457 plan to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of $7,500 or 33 1/3% of a Participant's includable compensation. Any elective deferral amount excluded from gross income by a Participant under Section 401(k), Section 403(b), a simplified employee pension, or to a SIMPLE retirement account for the taxable year must be treated as an amount deferred under the Section 457 plan. Amounts contributed are subject to FICA and FUTA tax when contributed.

        The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by or made available to the Participant or his beneficiary.

        Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

        Contributions and earnings may not be distributed prior to the calendar year in which the Participant attains age 70 1/2, unless the Participant, separates from service or suffers a genuine unforeseeable emergency meeting the requirements of the Code and plan document. Restrictions apply to the amount which may be distributed for unforeseeable emergency.

   Portability

        When the Participant is eligible to take a distribution from a Section 401(a) plan, Section 401(k) plan or Section 403(b) annuity, eligible rollover distributions may be rolled over to an IRA or another qualified plan or Section 403(b) annuity contract or custodial account as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made.

        For Section 403(b) plans only, Revenue Ruling 90-24 allows participants to transfer funds from one Section 403(b) annuity or custodial account to another Section 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation. If the
   Section 403(b) plan is employer-sponsored, transfers under Revenue Ruling 90-24 may be restricted to 403(b) providers approved by the plan sponsor.

        Amounts distributed from a Section 457 plan cannot be rolled over to an IRA.

   Required Beginning Date/Required Minimum Distributions

        Distributions from each of these retirement programs must begin no later than April 1 of the calendar year following the
   later of  (i)  the calendar  year  in  which   the  Participant
   attains age 70 1/2; or (ii) the calendar year in which the Participant retires.

        All  amounts  in a  Section  401(a),  Section  401(k)  and
   Section 457 plan and amounts accruing after December 31, 1986 under Section 403(b) annuities must be distributed in compliance with the minimum distribution requirements. All distributions, regardless of when the amounts accrued, must satisfy the "incidental benefit" or "minimum distribution incidental benefit" rule. If the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974. These rules are extremely complex, and the Participant should seek the advice of a competent tax adviser.

   Federal Taxation of Distributions

        All payments received from a Section 401(a), Section 401(k) or Section 403(b) annuity contract are normally taxable in full as ordinary income to the Participant. Since premiums derived from salary reduction have not been previously taxed to the Participant, they cannot be treated as a cost basis for the contract. The Participant will have a cost basis for the contract only when after-tax contributions have been made.

        If the Participant takes the entire value in the contract in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax contributions were made. If the distribution includes after-tax contributions, the amount in excess of the cost basis will be ordinary income. Special averaging treatment is currently available for lump sum distributions from only Section 401(a) and Section 401(k) plans. for tax years beginning before December 31, 1999. A 10-year averaging procedure may also be available to individuals who attained age 50 before January 1, 1986. For further information regarding lump sum distributions, a competent tax advisor should be consulted.

        Amounts received before the annuity starting date by a Participant who has made after-tax contributions are taxed under a rule that provides for pro rata recovery of cost.
   Section 72(e)(8). If an employee who has a cost basis for his contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of Section 72. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

        All amounts received from a Section 457 plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

   Penalty Taxes

        Penalty  taxes may  apply  to  certain distributions  from
   Section 401(a) plans, Section 401(k) plans and Section 403(b) annuities. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distributions which is includable in gross income in the tax year. However, under Code Section 72(t), the penalty tax may not apply to

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   distributions:   (1)  made to  a  beneficiary  on or  after the
   death   of   the   Participant;   (2)   attributable   to   the
   Participant s  being  disabled  within  the  meaning  of   Code
   Section  72(m)(7);  (3)  made  as  a   part  of  a  series   of
   substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint
   lives  or  life   expectancies  of  the  Participant  and   his
   designated beneficiary;  (4) made to  a Participant on  account
   of  separation  from  service  after  attaining  age  55;   (5)
   properly made to an alternate payee under a qualified domestic relations order; (6) made to an Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care; (7) timely made to correct an excess aggregate contribution; or (8) timely made to reduce an excess elective deferral.

        If exception (3) above is applicable at the time of the distribution but the series of payments is later modified
   (other than because of death or disability) before the Participant reaches age 59 1/2 or, if after he reaches age 59 1/2, within five years of the date of the first payment, the Participant's tax for the year the modification occurs is increased by an amount equal to the tax which, but for the exception, would have been imposed plus interest for the deferral period.

        If the amount distributed during a tax year is less than the minimum required distribution, there is an additional tax imposed on the Participant equal to 50% of the amount that the distribution made in the year falls short of the required amount.

        The premature distribution penalty tax does not apply to distributions from a Section 457 plan.

   Distributions on Death of Participant

        Distributions made to a beneficiary from any of these retirement programs upon the Participant's death must be made pursuant to the rules contained in Section 401(a)(9) of the Code and the regulations thereunder. Generally, if the Participant dies while receiving annuity payments or other required minimum distributions under the plan and before the entire interest in the account has been distributed, the remainder of his interest must be distributed to the beneficiary at least as rapidly as under the method in effect as of the Participant's date of death.

        If the Participant dies before payments have begun, his entire interest must generally be distributed within five (5) years after the date of death. This five year rule applies to all non-individual beneficiaries. However, if an individual other than the surviving spouse has been designated as beneficiary, payments may be made over the life of that individual or over a period not extending beyond the life expectancy of the beneficiary so long as payments begin on or before December 31 of the year following the year of death. If the beneficiary is the Participant's spouse, distributions are not required to begin until the date the employee would have attained age 70 1/2. If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the employee. Participants and beneficiaries should seek competent tax or legal advice about the tax consequences of distributions.

   Federal Income Tax Withholding

        Effective  January  1, 1993,  certain  distributions  from
   Section 401(a) plans, Section 401(k) plans and Section 403(b) annuities are defined as "eligible rollover distributions." Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another qualified plan or Section 403(b) annuity contract or custodial account, as applicable. With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld. All amounts distributed are tax reported on Form 1099-R.

        Distributions to a Participant from a Section 457 plan retain their character as wages and are tax reported on Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on Form 1099-MISC. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

   VOTING RIGHTS

        GWL&A will vote the shares held by the Investment Divisions of the Series Account at regular and special meetings  of  shareholders  of  Maxim,  American  Century,  and
   Fidelity VIP. The Investment Company Act of 1940 (the "1940 Act") and the regulations thereunder, as presently interpreted, require that the shares of the applicable underlying mutual fund be voted in accordance with instructions received from persons having voting interests in the Variable Sub-Accounts and, accordingly, GWL&A will do so. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result GWL&A determined that it is permitted to vote the shares at its own discretion, GWL&A may elect to do so.

        Prior to the Annuity Commencement Date, the Participant under a Section 403(b) retirement program or the employer under a Section 401(k) or Section 457 retirement program has the voting interest in the Variable Sub-Accounts. After annuity payments begin under a variable annuity option, the payee will have the voting interest.

        The number of votes which a person has the right to cast will be determined by applying his/her percentage interest in a Variable Sub-Account to the total number of votes attributable to the Sub-Account. In determining the number of votes, fractional shares will be recognized. During the annuity payment period, the number of votes attributable to a Participant Annuity Account will decrease as the assets held to fund the annuity payments decrease.

        Voting rights held in respect of a Variable Sub-Account of this Series Account as to which no timely instructions are received, and shares that are not otherwise attributable to persons having voting interests in the Variable Sub-Accounts of this Series Account, will be voted by GWL&A in proportion to the voting instructions which are received with respect to all Participant Annuity Accounts participating in that Sub-Account of this Series Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest will receive proxy materials, reports and other materials relating to the applicable underlying mutual fund.

   DISTRIBUTION OF THE GROUP CONTRACTS

        BCE is the principal underwriter and the distributor of the Group Contracts. BCE is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Applications for the Group Contracts will be solicited by duly-licensed insurance agents of Benefits Communication Corporation and/or GWL&A, as well as by independent registered insurance brokers who must also be NASD-registered broker-dealers or representatives thereof.

        The   maximum   commission  as   a   percentage   of   the
   Contributions made under a Group Contract payable to BCE agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, effective August 1, 1987, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

   RETURN PRIVILEGE

        Within 15  days after  a Participant  Certificate under  a
   Section 403(b) retirement program is first mailed, it may be canceled for any reason by delivering or mailing it together with a Request to cancel to GWL&A's Administrative Offices or to an authorized agent of GWL&A. Upon cancellation, GWL&A will refund all Contributions. No Contingent Deferred Sales Charge or other charge will be deducted.

   STATE REGULATION

        As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

        Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, a Participant in the ORP will be required to obtain a certificate of termination from his/her employer before he/she can redeem his/her Participant Annuity Account.

   REPORTS

        As presently required by the 1940 Act and regulations promulgated thereunder, all Participants will be furnished, at least semi-annually, with reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. In addition, all Participants will be furnished not less frequently than annually with a statement of the Participant Annuity Account Value established in his/her name.

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








   LEGAL PROCEEDINGS

        The Series Account is not engaged in any litigation. GWL&A is not involved in any litigation which would have material adverse effect on the ability of GWL&A to perform its contract with the Series Account.

   LEGAL MATTERS

        The  organization  of   GWL&A,  its  authority  to   issue
   variable annuity contracts and the validity of the Group Contract have been passed upon by R. B. Lurie, Vice-President, Counsel and Associate Secretary. Certain legal matters relating to the federal securities laws have been passed upon for GWL&A by Jorden Burt Berenson & Johnson LLP.

   REGISTRATION STATEMENT

        A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Group Contracts offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Series Account, GWL&A and the Group Contracts. Statements contained in this Prospectus as to the content of Group Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.


   STATEMENT OF ADDITIONAL INFORMATION

        The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

        1.   Custodian and Independent Auditors
        2.   Underwriter
        3.   Calculation of Performance Data
        4.   Financial Statements

        Inquiries and Requests for a Statement of Additional Information should be directed to GWL&A in writing at 8515 E. Orchard Road, Englewood, Colorado 80111, or by telephoning GWL&A at (800) 468-8661 (U.S.) or (303) 689-3360 (Englewood).





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













                     FUTUREFUNDS SERIES ACCOUNT

         Group Flexible Premium Variable Annuity Contracts


                             issued by


            Great-West Life & Annuity Insurance Company
                        8515 E. Orchard Road
                     Englewood, Colorado 80111
                 Telephone:  (800) 468-8661 (U.S.)
                     (303) 689-3360 (Englewood)





                STATEMENT OF ADDITIONAL INFORMATION





        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1997, which is available without charge by contacting Great-West Life & Annuity Insurance
   Company ("GWL&A") at the above address or at the above telephone number.





                            May 1, 1997












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                         TABLE OF CONTENTS


                                                          Page

   CUSTODIAN AND INDEPENDENT AUDITORS  . . . . . . . . .  B-3
   UNDERWRITER . . . . . . . . . . . . . . . . . . . . .  B-3
   CALCULATION OF PERFORMANCE DATA . . . . . . . . . . .  B-3

   FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . .  B-5

   CUSTODIAN AND INDEPENDENT AUDITORS

        A.   Custodian

        The assets of FutureFunds Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $25 million, which covers all officers and employees of GWL&A.

        B.   Independent Auditors

        The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


        The statement of assets and liabilities of FutureFunds Series Account as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net asset for each of the two years in the period then ended and the consolidated financial statements of GWL&A at December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                            UNDERWRITER


        The offering of the Contracts is made on a continuous basis by BenefitsCorp Equities, Inc., a wholly owned subsidiary of GWL&A. Previously, the Contracts were offered through Great-West, an affiliate of GWL&A. No payments were made to Great-West for the years 1993 through 1996 and no payments were made to BCE in 1996.

                  CALCULATION OF PERFORMANCE DATA

   A.   Yield and Effective Yield Quotations for the Money Market
   Investment Division

        The yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1996 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1996 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

        EFFECTIVE YIELD = [(BASE PERIOD RETURN +1 365/7]-1.

        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See Administrative Charges, Risk Charges and Other Deductions in the prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.

   B.   Total Return Quotations for All Investment Divisions

        The total return quotations for all Investment Divisions set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods ended December 31, 1996, or since inception if the portfolio has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

        P(1+T)n = ERV

        Where:    P =       a  hypothetical  initial  payment   of
                            $1,000

                  T =       average annual total return

                  N =       number of years

                  ERV =     ending   redeemable    value   of    a
   hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

   For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value , and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.




        FINANCIAL STATEMENTS

        The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   Financial Statements for the Years
   Ended December 31, 1996 and 1995
   and Independent Auditors' Report

   INDEPENDENT AUDITORS' REPORT



   To the Board of Directors and Contract Owners of
      FutureFunds Series Account of
      Great-West Life & Annuity Insurance Company:


   We have audited the accompanying statement of assets and liabilities of FutureFunds Series Account of Great-West Life & Annuity Insurance Company as of December 31, 1996, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, including each of the investment divisions. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements present fairly, in all material respects, the financial position of FutureFunds Series Account of Great-West Life & Annuity Insurance Company at December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.


   DELOITTE & TOUCHE LLP
   Denver, Colorado

   February 7, 1997

        FUTUREFUNDS SERIES ACCOUNT OF
        GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

        STATEMENT OF ASSETS AND LIABILITIES

        DECEMBER 31, 1996





        ASSETS:                              Shares            Cost
         Investments in the
        underlying funds:
         Fidelity Investments - Variable      1,255,876   $ 18,574,574
         Insurance Products Fund/Asset
         Manager

         Fidelity Investments - Variable      1,289,397     35,863,518
         Insurance Products Fund/Growth

         Maxim Series Fund, Inc. -
         Affiliated
              Bond                          44,203,796      50,920,454
              Corporate Bond                 5,716,122       6,574,831
              International Equity          27,207,608      31,260,163
              INVESCO ADR                    1,859,777       2,279,913
              INVESCO Balanced                 200,662         209,366
              INVESCO Small-Cap Growth      10,042,050      15,518,835
              Mid-Cap                       27,749,856      35,892,845
              Money Market                  55,297,861      55,335,287
              Small-Cap Index                6,337,383       7,462,581
              Small-Cap Value                  421,778         465,361
              Stock Index                  156,197,734     253,925,598
              T. Rowe Price Equity/Income   19,418,225      25,451,033
              Total Return                   3,703,913       4,799,659
              U.S. Government Securities    37,698,692      39,288,399

        TCI Portfolios, Inc. - TCI           6,435,160      40,618,552
        Balanced









          TCI Portfolios, Inc. - TCI       6,731,404       67,219,477
          Growth
        Total investments                               $ 691,660,446


        Other assets and liabilities:
          Premiums due and accrued
          Due to Great-West Life & Annuity
         Insurance Company


        NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF
        CAPITAL (Note 5)





        See notes to financial statements.










































        FUTUREFUNDS SERIES ACCOUNT OF
        GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

        STATEMENT OF ASSETS AND LIABILITIES

        DECEMBER 31, 1996      (CONTINUED ...)





        ASSETS:                                  Value

         Investments in the
         underlying funds:
          Fidelity Investments - Variable   $21,261,984
          Insurance Products Fund/Asset
          Manager
          Fidelity Investments - Variable    40,151,821
          Insurance Products Fund/Growth

          Maxim Series Fund, Inc. -
          Affiliated
              Bond                           53,304,943
              Corporate Bond                  6,640,878
              International Equity           35,993,404

              INVESCO ADR                     2,512,255
              INVESCO Balanced                  208,844
              INVESCO Small-Cap Growth       14,390,399
              Mid-Cap                        39,755,842
              Money Market                   55,335,282

              Small-Cap Index                 7,839,175
              Small-Cap Value                   526,387
              Stock Index                   369,403,785
              T. Rowe Price Equity/Income    28,139,961
              Total Return                    4,967,575

              U.S. Government Securities     40,481,280
         TCI Portfolios, Inc. - TCI          48,521,109
         Balanced
         TCI Portfolios, Inc. - TCI          68,929,579
         Growth
        Total investments                   838,364,503


        Other assets and liabilities:
         Premiums due and accrued
                                             17,331,251











    Due to Great-West Life & Annuity
    Insurance Company                                (898,887)

 NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF      $854,796,867
     CAPITAL (Note 5)


        See notes to financial statements.


   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF OPERATIONS

   YEAR ENDED DECEMBER 31, 1996

                                         VIP          VIP

                                        Asset        Growth         Bond
                                       Manager

                                     Investment    Investment    Investment
                                      Division      Division      Division
   INVESTMENT INCOME                $969,821     $ 1,592,804   $ 3,254,348


   EXPENSES-mortality and
    expense risks by category
   (Note 3)
                                1.25 191,928       346,724       636,469
                                0.95 21,010        35,255        25,413


   NET INVESTMENT INCOME (LOSS)      756,883       1,210,825     2,592,466

   NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:

    Net realized gain (loss) on      167,595       943,820       (3,117,287)
    investments

    Net change in unrealized
    appreciation (depreciation)
    on investments                   1,319,288     1,412,489     2,070,859


   NET REALIZED AND UNREALIZED
   GAIN (LOSS)


   ON INVESTMENTS                    1,486,883     2,356,309    (1,046,428)
   NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM        $2,243,766   $  3,567,134  $ 1,546,038
   OPERATIONS






   See notes to financial

   statements.

















   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF OPERATIONS

   YEAR ENDED DECEMBER 31, 1996 (CONTINUED . . .)

                                Corporate       International
                                     Bond            Equity

                                  Investment       Investment
                                   Division         Division
   INVESTMENT INCOME               $492,337       $ 1,022,123

   EXPENSES-mortality and

    expense risks by category
   (Note 3)
                                    56,912          296,711
                                    1,956           52,480


   NET INVESTMENT INCOME (LOSS)     433,469         672,932

   NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on     43,335          612,767
   investments


    Net change in unrealized
   appreciation (depreciation)
    on investments                  8,927           3,632,539
   NET REALIZED AND UNREALIZED
   GAIN (LOSS)
   ON INVESTMENTS
                                    52,262          4,245,306

   NET INCREASE (DECREASE) IN NET

   ASSETS RESULTING FROM           $485,731       $ 4,918,238
   OPERATIONS

   See notes to financial                              (Continued)
   statements.


   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


   STATEMENT OF OPERATIONS

   YEAR ENDED DECEMBER 31, 1996

                                                                  INVESCO
                                      INVESCO       INVESCO      Small-Cap

                                        ADR        Balanced       Growth
                                     Investment   Investment    Investment
                                      Division     Division      Division
   INVESTMENT INCOME               $19,062      $ 1,222       $ 1,611,782


   EXPENSES-mortality and
    expense risks by category
   (Note 3)
                              1.25  11,002         71            93,489
                              0.95   3,851         15            11,084


   NET INVESTMENT INCOME (LOSS)      4,209         1,136         1,507,209

   NET REALIZED AND UNREALIZED

   GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on     51,074        13            869,697
    investments

    Net change in unrealized
   appreciation (depreciation)
    on investments                 217,175       (522)         (1,294,678)


   NET REALIZED AND UNREALIZED
   GAIN (LOSS)
   ON INVESTMENTS                  268,249       (509)         (424,981)


   NET INCREASE (DECREASE) IN

   NET ASSETS RESULTING FROM      $272,458     $ 627         $ 1,082,228
   OPERATIONS




   See notes to financial statements.









   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY



   STATEMENT OF OPERATIONS
   YEAR ENDED DECEMBER 31, 1996 (CONTINUED . . .)
                                                          Money
                                         Mid-Cap         Market

                                       Investment      Investment
                                        Division        Division
   INVESTMENT INCOME                    $51,651       $ 2,600,562
   EXPENSES-mortality and
    expense risks by category (Note
   3)

                                        376,937        620,210
                                         43,964         28,708

   NET INVESTMENT INCOME (LOSS)        (369,250)      1,951,644


   NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on       1,545,637      4,993
   investments


    Net change in unrealized
   appreciation (depreciation)
    on investments                     (232,275)      (5,000)
   NET REALIZED AND UNREALIZED GAIN
   (LOSS)
   ON INVESTMENTS                     1,313,362      (7)


   NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS    $944,112      $ 1,951,637


   See notes to financial                              (Continued)
   statements.

   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF OPERATIONS

   YEAR ENDED DECEMBER 31, 1996

                                     Small-Cap     Small-Cap       Stock
                                       Index         Value         Index

                                     Investment   Investment    Investment
                                      Division     Division      Division
   INVESTMENT INCOME               $632,544     $ 3,401       $ 6,730,925


   EXPENSES-mortality and
    expense risks by category
   (Note 3)
                              1.25  63,887        4,437         3,859,027
                              0.95  11,777        115           180,808


   NET INVESTMENT INCOME (LOSS)     556,880       (1,151)       2,691,090

   NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:

    Net realized gain (loss) on     369,918       8,216         26,200,811
    investments

    Net change in unrealized
   appreciation (depreciation)
    on investments                  (128,525)     56,898        32,068,655
   NET REALIZED AND UNREALIZED
   GAIN (LOSS)

   ON INVESTMENTS                   241,393       65,114        58,269,466


   NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM       $798,273     $ 63,963      $ 60,960,556
   OPERATIONS



   See notes to financial
   statements.












   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF OPERATIONS

   YEAR ENDED DECEMBER 31, 1996 (CONTINUED . . .)

                                    T. Rowe Price        Total
                                    Equity/Income       Return

                                  Investment      Investment
                                   Division        Division
   INVESTMENT INCOME              $ 929,245       $  360,942

   EXPENSES-mortality and

    expense risks by category
   (Note 3)
                                    188,178          48,491
                                    14,877           1,936


   NET INVESTMENT INCOME (LOSS)     726,190          310,515

   NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on     208,029          88,556
   investments


    Net change in unrealized
   appreciation (depreciation)
    on investments                  2,026,715        17,098
   NET REALIZED AND UNREALIZED
   GAIN (LOSS)
   ON INVESTMENTS                   2,234,744        105,654


   NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                     $ 2,960,934     $  416,169



   See notes to financial                             (Continued)
   statements.

   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF OPERATIONS

   YEAR ENDED DECEMBER 31, 1996

                                                   U.S.
                                                Government        TCI

                                                Securities      Balanced
                                                Investment     Investment
                                                 Division       Division

   INVESTMENT INCOME                          $ 2,497,586   $ 2,054,988

   EXPENSES-mortality and expense
     risks by category (Note 3)
                                           1.25 493,922       543,771
                                           0.95 9,129         19,636


   NET INVESTMENT INCOME (LOSS)                 1,994,535     1,491,581

   NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) on                (2,998,214    1,338,172)
   investments


    Net change in unrealized appreciation

   (depreciation) on investments                2,046,926     1,868,291
   NET REALIZED AND UNREALIZED GAIN (LOSS)

   ON INVESTMENTS                               (951,288)     3,206,463

   NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS           $ 1,043,247   $ 4,698,044


   See notes to financial statements.

















   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF OPERATIONS

   YEAR ENDED DECEMBER 31, 1996 (CONTINUED . . .)


                                              TCI

                                             Growth
                                           Investment      Total
                                            Division    FutureFunds
   INVESTMENT INCOME                   $ 8,797,105    $33,622,448



   EXPENSES-mortality and expense
    risks by category (Note 3)
                                         883,520       8,715,686
                                         54,574        516,588


   NET INVESTMENT INCOME (LOSS)          7,859,011     24,390,174

   NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:

    Net realized gain (loss) on          4,172,683     30,509,815
   investments

    Net change in unrealized
   appreciation (depreciation)
    on investments                       (16,089,361)  28,995,499
   NET REALIZED AND UNREALIZED GAIN

   (LOSS) ON INVESTMENTS                 (11,916,678)  59,505,314

   NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS    $ (4,057,667)  $83,895,488




   See notes to financial                               (Concluded)
   statements.

   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENTS OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995

                                VIP Asset Manager
                               Investment Division

                                    1996          1995
   FROM OPERATIONS:
     Net investment income     $756,883       $ 34,549
   (loss)

     Net realized gain          167,595         30,077
    (loss) on investments
     Net change in
     unrealized apprecia-
     tion (depreciation) on     1,319,288       1,529,002
     investments

     Increase (decrease) in


     net asset resulting        2,243,766       1,593,628
     from operations

   FROM UNIT TRANSACTIONS (by category):
    Variable annuity
    contract:
      Purchase payments

                           1.25 3,762,974       3,467,691
                           0.95 315,113         19,845
      Redemptions
                           1.25 (482,689)       (288,498)
                           0.95 (200,926)



     Net transfers from
    (to) other annuity
     contracts
                           1.25 1,213,953       1,036,346
                           0.95 986,254         1,195,697
     Increase (decrease) in
     net assets resulting










     from unit transactions     5,594,679       5,431,081

   INCREASE (DECREASE) IN

    NET ASSETS                  7,838,445       7,024,709

   NET ASSETS:
        Beginning of period     14,178,290      7,153,581
        End of period          $22,016,735      14,178,290















   See notes to financial statements.                  Continued





































   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENTS OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995 (CONTINUED . . .)

                                 VIP Growth
                                 Investment
                                  Division

                                    1996           1995
   FROM OPERATIONS:
    Net investment income      $1,210,825     $(113,186)
   (loss)
    Net realized gain           943,820        (25,163)
   (loss) on investments

    Net change in
   unrealized appreciation
    (depreciation) on           1,412,489      2,682,819
   investments

    Increase (decrease) in
   net assets resulting
    from operations             3,567,134      2,544,470


   FROM UNIT TRANSACTIONS (by category):
    Variable annuity
    contract:
     Purchase payments
                                8,049,985      4,140,551

                                926,051        19,742
     Redemptions
                                (1,159,369)    (482,399)
                                (169,985)
     Net transfers from
    (to) other

     annuity contracts
                                7,036,571      7,706,489
                                2,349,470      1,598,527
     Increase (decrease) in
     net assets resulting
     from unit transactions     17,032,723     12,982,910


   INCREASE (DECREASE) IN










   NET ASSETS                   20,599,857     15,527,380

   NET ASSETS:
    Beginning of period         20,907,405     5,380,025

    End of period              $41,507,262    $20,907,405


   See notes to financial statements.

   (Continued)





















































   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENTS OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995 (CONTINUED . . .)

                                    Bond
                                 Investment
                                  Division

                                  1996            1995
   FROM OPERATIONS:
    Net investment income   $  2,592,466    $ 2,483,629
   (loss)
    Net realized gain          (3,117,287     (15,151)
   (loss) on investments

    Net change in
   unrealized appreciation
    (depreciation) on          2,070,859      4,009,103
   investments

    Increase (decrease) in
   net assets resulting
    from operations            1,546,038      6,477,581


   FROM UNIT TRANSACTIONS (by category):
    Variable annuity
    contract:
     Purchase payments
                              4,050,582      6,004,310

                              171,050        8,564
     Redemptions
                              (3,614,353)    (5,121,131)
                              (230,805)      (44,000)


    Net transfers from
   (to) other annuity

    contracts
                              (3,538,754)    (3,096,529)
                              954,068        2,018,422
    Increase (decrease) in
   net assets resulting
    from unit transactions    (2,208,212)    (230,364)












   INCREASE (DECREASE) IN
   NET ASSETS                 (662,174)      6,247,217


   NET ASSETS:
    Beginning of period       54,361,373     48,114,156
    End of period            $53,699,199    $54,361,373





   See notes to financial                      (Continued)
   statements.

   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENTS OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995

                                  Corporate Bond
                               Investment Division
                                       (I)

                                     1996            1995
   FROM OPERATIONS:
    Net investment income        $ 433,469     $  85,439
   (loss)

    Net realized gain              43,335         (2,675)
   (loss) on investments
    Net change in
   unrealized appreciation
    (depreciation) on              8,927          57,120
   investments

    Increase (decrease) in
   net assets resulting

    from operations                485,731        139,884

   FROM UNIT TRANSACTIONS (by category):
    Variable annuity
   contract:
     Purchase payments

                             1.25  1,054,079      286,506
                             0.95  85,430         382
     Redemptions
                             1.25  (275,907)      (130,103)
                             0.95  (10,087)

     Net transfers from
   (to) other annuity
     contracts
                             1.25  2,504,821      2,447,415
                             0.95  335,996        2,356

     Increase (decrease) in
     net assets resulting










     from unit transactions        3,694,332      2,606,556

   INCREASE (DECREASE) IN          4,180,063      2,746,440
   NET ASSETS


   NET ASSETS:
     Beginning of period           2,746,440
     End of period               $ 2,746,440      6,926,503

      (G)  The Investment Division commenced operations on January
      5, 1995.
      (I)    The Investment Division commenced operations on
      February 2, 1995.



   See notes to financial statements.                            (Continued)













































   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENTS OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995 (CONTINUED . . .)

                               International Equity
                               Investment Division

                                  1996         1995
   FROM OPERATIONS:
    Net investment income    $ 672,932   $  135,859
   (loss)
    Net realized gain          612,767      (24,131)
   (loss) on investments

    Net change in
   unrealized appreciation
    (depreciation) on          3,632,539    1,130,221
   investments

    Increase (decrease) in
   net assets resulting
    from operations            4,918,238    1,241,949


   FROM UNIT TRANSACTIONS (by category):
    Variable annuity
    contract:
     Purchase payments
                               5,166,924      5,781,016

                               688,928        42,885
     Redemptions
                               (937,886)      (589,919)
                               (173,765)      (2,000)


    Net transfers from
   (to) other annuity

    contracts
                               3,172,831      899,778
                               2,295,108      2,915,034
    Increase (decrease) in
   net assets resulting
    from unit transactions     10,212,140     9,046,794












   INCREASE (DECREASE) IN      15,130,378     10,288,743
   NET ASSETS

   NET ASSETS:

    Beginning of period        21,575,133     11,286,390
    End of period            $ 36,705,511   $ 21,575,133
      (G)  The Investment Division commenced operations on January
      5, 1995.

      (I)    The Investment Division commenced operations on
      February 2, 1995.


   See notes to financial statements.                          (continued)













































   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENTS OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995 (CONTINUED . . .)

                                    INVESCO ADR
                              Investment Division (G)

                              1996          1995
   FROM OPERATIONS:
    Net investment income    $ 4,209      $  81
   (loss)
    Net realized gain
   (loss) on investments       51,074        656

    Net change in
   unrealized appreciation
    (depreciation) on
   investments                 217,175       15,167

    Increase (decrease) in
   net assets resulting
    from operations            272,458       15,904


   FROM UNIT TRANSACTIONS (by category):
    Variable annuity
    contract:
     Purchase payments
                               309,810       75,172

                               356,285       237
     Redemptions
                               (7,556)       (4,719)
                               (351)


    Net transfers from (to)
    other annuity contracts

                               959,824       173,776
                               467,272       11,225
    Increase (decrease) in
   net assets resulting
    from unit transactions     2,085,284      255,691














   INCREASE (DECREASE) IN      2,357,742      271,595
   NET ASSETS

   NET ASSETS:
    Beginning of period        271,595

    End of period            $ 2,629,337  $  271,595

      (G)  The Investment Division commenced operations on January
      5, 1995.
      (I)    The Investment Division commenced operations on
      February 2, 1995.


   See notes to financial statements.                        (continued)


   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENTS OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995

                                   INVESCO       INVESCO Small-Cap Growth
                                   Balanced
                                  Investment      Investment Division (H)
                                 Division (J)

                                 1996           1996        1995
   FROM OPERATIONS:

    Net investment income     $ 1,136         $ 1,507,209    $84,867
   (loss)
    Net realized gain (loss)    13              869,697       5,225
   on investments
    Net change in unrealized
   appreciation (deprecia-
    tion) on investments        (522)           (1,294,678)   166,242


    Increase (decrease) in
   net assets resulting
    resulting from operations   627             1,082,228     256,334

   FROM UNIT TRANSACTIONS (by category):

    Variable annuity
   contract:
    Purchase payments
                                1,253           2,352,783     652,960
                                422             461,780       6,746
    Redemptions

                                                (206,098)     (81,754)
                                                (24,167)
    Net transfers from (to)
    other annuity contracts
                                226,833         6,836,995     1,945,259
                                42,761          1,355,405     242,080

    Increase (decrease) in
    net assets resulting
    from unit transactions      271,269         10,776,698    2,765,291











   INCREASE (DECREASE) IN NET   271,896         11,858,926    3,021,625
   ASSETS

   NET ASSETS:
    Beginning of period                         3,021,625

    End of period              $271,89       $614,880,551    $3,021,625
                                (H) The investment division commenced
                                operations on December 4, 1995.
                                (J)  The investment division commenced
                                operations on October 31, 1996.

   See notes to financial

   statements.                                              (Continued)










   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENTS OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995 (CONTINUED . . .)

                                         Mid-Cap
                                    Investment Division

                                    1996           1995
   FROM OPERATIONS:
    Net investment income     $ (369,250)    $ 441,199
   (loss)
    Net realized gain (loss)    1,545,637      36,835
   on investments

    Net change in unrealized
   appreciation (deprecia-
    tion) on investments        (232,275)      3,559,183

    Increase (decrease) in
   net assets resulting

    from operations             944,112        4,037,217

   FROM UNIT TRANSACTIONS (by category):
    Variable annuity
   contract:
     Purchase payments

                                7,335,055      6,167,319
                                1,012,396      34,500
     Redemptions
                                (1,639,464)    (470,569)
                                (125,009)

     Net transfers from (to)
    other annuity contracts
                                4,960,718      5,186,537
                                2,714,802      1,906,503
    Increase (decrease) in
    net assets resulting
    from unit transactions      14,258,498     12,824,290


   INCREASE (DECREASE) IN NET   15,202,610     16,861,507
   ASSETS

   NET ASSETS:

    Beginning of period         25,509,793     8,648,286









    End of period             $40,712,403      $25,509,793
                                (H) The investment division commenced
                                operations on December 4, 1995.

                                (J)  The investment division commenced
                                operations on October 31, 1996.
   See notes to financial
   statements.                                             (Continued)



   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995

                                  Money Market
                               Investment Division

                                    1996           1995
   FROM OPERATIONS:
    Net investment income      $ 1,951,644   $ 1,661,349
   (loss)

    Net realized gain            4,993
   (loss) on investments
    Net change in
   unrealized appreciation
    (depreciation) on            (5,000)
   investments

    Increase (decrease) in
   net assets resulting

    from operations              1,951,637     1,661,349

   FROM     UNIT    TRANSACTIONS     (by
   category):
    Variable annuity
    contract:
    Purchase payments

                            1.25 6,792,919       9,733,808
                            0.95 477,308         54,828
    Redemptions
                            1.25 (11,581,496)    (8,569,592)
                            0.95 (938,770)




   Net transfers from (to)

   other annuity contracts
                            1.25 9,186,279       9,017,657
                            0.95 2,231,941       1,640,292










    Increase (decrease) in
   net assets resulting
    from unit transactions       6,168,181       11,876,993


   INCREASE (DECREASE) IN
   NET ASSETS                    8,119,818       13,538,342

   NET ASSETS:
    Beginning of period          50,557,017      37,018,675

    End of period              $58,676,835      $50,557,017




   See notes to financial                          (Continued)
   statements.













































   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995 (CONTINUED . . .)

                                  Small-Cap Index
                                Investment Division

                             1996            1995
   FROM OPERATIONS:
    Net investment income   $ 556,880      $  79,147
   (loss)
    Net realized gain         369,918         13,032
   (loss) on investments

    Net change in
   unrealized appreciation
    (depreciation) on         (128,525)       508,944
   investments

    Increase (decrease) in
   net assets resulting
    from operations           798,273         601,123


   FROM     UNIT    TRANSACTIONS     (by
   category):
    Variable annuity
    contract:
    Purchase payments
                              1,101,199       859,915

                              295,598         12,222
    Redemptions
                              (164,979)       (69,840)
                              (4,532)


    Net transfers from (to)
    other annuity contracts

                              1,347,582       676,471
                              389,964         725,484
       Increase (decrease)
   in net assets
           resulting from     2,964,832       2,204,252
   unit transactions











   INCREASE (DECREASE) IN
   NET ASSETS                 3,763,105       2,805,375


   NET ASSETS:
        Beginning of period   4,254,754       1,449,379
        End of period        $8,017,859      $4,254,754




   See notes to financial                   (Continued)
   statements.


















































   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995 (CONTINUED . . .)

                                 Small-Cap Value
                               Investment Division

                                  1996         1995
   FROM OPERATIONS:
       Net investment       $  (1,151)    $ 17,527
   income (loss)
       Net realized gain       8,216        981
   (loss) on investments

       Net change in
   unrealized appreciation
           (depreciation)      56,898       3,915
   on investments

       Increase (decrease)
   in net assets
           resulting from      63,963       22,423
   operations


   FROM     UNIT    TRANSACTIONS     (by
   category):
       Variable annuity
   contract:
           Purchase
   payments
                               167,149      44,436

                               6,769
           Redemptions
                               (10,398)     (155)
                               (1,835)
       Net transfers from
   (to) other

         annuity contracts
                               (47,949)     291,267
                               11,271       1,682
       Increase (decrease)
   in net assets










           resulting from      125,007      337,230
   unit transactions

   INCREASE (DECREASE) IN
   NET ASSETS                  188,970      359,653


   NET ASSETS:
        Beginning of period    359,653
        End of period       $  548,623     $359,653




   See notes to financial                (Continued)
   statements.

   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995

                                     Stock Index
                                     Investment
                                      Division

                                     1996             1995
   FROM OPERATIONS:
       Net investment income    $2,691,090     $  3,639,020
   (loss)

       Net realized gain         26,200,811       939,850
   (loss) on investments
       Net change in
   unrealized appreciation
           (depreciation) on     32,068,655       65,708,126
   investments

       Increase (decrease)
   in net assets

           resulting from        60,960,556       70,286,996
   operations

   FROM UNIT TRANSACTIONS (by category):
       Variable annuity
   contract:
           Purchase payments

                           1.25  20,179,723       21,090,186
                           0.95   1,160,454           37,063
           Redemptions
                           1.25 (15,974,860)     (13,550,775)
                           0.95    (815,701)         (64,815)

       Net transfers from
   (to) other
         annuity contracts
                           1.25   6,075,912        (5,650,367)
                           0.95  11,975,501         9,554,596
       Increase (decrease)
   in net assets resulting











           from unit             22,601,029       11,415,888
   transactions

   INCREASE (DECREASE) IN        83,561,585       81,702,884
   NET ASSETS


   NET ASSETS:
        Beginning of period      288,886,331      207,183,447
        End of period           $372,447,916     $288,886,331







   See notes  to financial statements.
(Continued)












































   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995 (CONTINUED . . .)

                                    T. Rowe Price
                                    Equity/Income
                                 Investment Division

                                 1996           1995
   FROM OPERATIONS:
       Net investment income   $ 726,190     $  98,329
   (loss)
       Net realized gain         208,029        (919)
   (loss) on investments

       Net change in
   unrealized appreciation
           (depreciation) on     2,026,715      662,891
   investments

       Increase (decrease) in
   net assets
       resulting from            2,960,934      760,301
   operations


   FROM UNIT TRANSACTIONS (by category):
       Variable annuity
   contract:
           Purchase payments
                                 4,332,217      1,224,629

                                 545,683        2,724
           Redemptions
                                 (377,042)      (167,053)
                                 (35,297)
       Net transfers from
   (to) other

         annuity contracts
                                 12,285,188     5,165,135
                                 2,598,762      10,767
       Increase (decrease) in
   net assets resulting
           from unit             19,349,511     6,236,202
   transactions












   INCREASE (DECREASE) IN NET    22,310,445      6,996,503
   ASSETS

   NET ASSETS:
        Beginning of period       7,159,723        163,220

        End of period           $29,470,168     $7,159,723







   See notes to financial statements.                     (Continued)














































   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995 (CONTINUED . . .)

                                    Total Return
                                 Investment Division

                                1996          1995
   FROM OPERATIONS:
       Net investment income   $ 310,515   $ 98,044
   (loss)
       Net realized gain         88,556      610
   (loss) on investments

       Net change in
   unrealized appreciation
           (depreciation) on     17,098      168,092
   investments

       Increase (decrease) in
   net assets
           resulting from        416,169     266,746
   operations


   FROM UNIT TRANSACTIONS (by category):
       Variable annuity
   contract:
           Purchase payments
                                 811,035     450,232

                                 69,934      2,569
           Redemptions
                                 (62,676)    (13,622)
                                 (21,847)
       Net transfers from
   (to) other

         annuity contracts
                                1,274,846    1,234,959
                                  175,566       46,541
       Increase (decrease) in
   net assets resulting
           from unit            2,246,858    1,720,679
   transactions












   INCREASE (DECREASE) IN NET    2,663,027    1,987,425
   ASSETS

   NET ASSETS:
       Beginning of period      2,550,012      562,587


        End of period          $ 5,213,039   $ 2,550,012







   See notes to financial                               (continued)
   statements.

   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995

                                 U.S. Government Securities
                                    Investment Division

                                     1996            1995
   FROM OPERATIONS:
       Net investment income     $1,994,535     $  1,799,538
   (loss)

       Net realized gain         (2,998,214)          16,105
   (loss) on investments
       Net change in
   unrealized appreciation
           (depreciation) on      2,046,926        2,562,425
   investments

       Increase (decrease) in
   net assets

           resulting from         1,043,247        4,378,068
   operations

   FROM UNIT TRANSACTIONS (by category):
       Variable annuity
   contract:
           Purchase payments

                             1.25 4,307,256        5,318,730
                             0.95   118,343            4,443
           Redemptions
                             1.25 (2,952,145)     (2,106,664)

                             0.95    (54,935)

       Net transfers from
   (to) other
         annuity contracts
                             1.25 (463,788)      1,765,151
                             0.95 739,238        394,083
       Increase (decrease) in
   net assets resulting











           from unit              1,693,969      5,375,743
   transactions

   INCREASE (DECREASE) IN NET     2,737,216      9,753,811
   ASSETS


   NET ASSETS:
        Beginning of period       39,293,024     29,539,213
        End of period            $42,030,240  $  39,293,024







   See notes to financial
   statements.










































   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995 (CONTINUED . . .)

                                     TCI Balanced
                                 Investment Division

                                   1996           1995
   FROM OPERATIONS:
       Net investment income  $ 1,491,581   $ 464,131
   (loss)
       Net realized gain        1,338,172     36,664
   (loss) on investments

       Net change in
   unrealized appreciation
           (depreciation) on    1,868,291     5,751,111
   investments

       Increase (decrease) in
   net assets
           resulting from       4,698,044     6,251,906
   operations


   FROM UNIT TRANSACTIONS (by category):
       Variable annuity
   contract:
           Purchase payments
                                4,601,128     5,757,119

                                278,305       12,547
           Redemptions
                               (2,842,798)    (2,015,728)

                                (85,956)      (4,000)
       Net transfers from
   (to) other

         annuity contracts
                                (574,846)     (298,270)
                                1,395,005     845,265
       Increase (decrease) in
   net assets resulting
           from unit            2,770,838     4,296,933
   transactions












   INCREASE (DECREASE) IN NET   7,468,882     10,548,839
   ASSETS

   NET ASSETS:
        Beginning of period     41,714,459    31,165,620

        End of period          $49,183,341    41,714,459






   See notes to financial
   statements.














































   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995 (CONTINUED . . .)

                                     TCI Growth
                                Investment Division

                                  1996           1995
   FROM OPERATIONS:
       Net investment income $7,859,011     $ (730,971)
   (loss)
       Net realized gain      4,172,683       (42,295)
   (loss) on investments

       Net change in
   unrealized appreciation
           (depreciation) on  (16,089,361)     16,202,614
   investments

       Increase (decrease) in
   net assets
           resulting from     (4,057,667)     15,429,348
   operations


   FROM UNIT TRANSACTIONS (by category):
       Variable annuity
   contract:
           Purchase payments
                               8,861,006      11,572,719

                               757,115        30,220
           Redemptions
                               (4,506,609)    (2,926,025)
                               (343,302)      (2,000)
       Net transfers from
      (to) other
       annuity contracts
                               (10,278,006)    (1,083,104)

                               2,530,046      2,891,180
       Increase (decrease) in
   net assets resulting

           from unit           (2,979,750)    10,482,990
   transactions











   INCREASE (DECREASE) IN NET  (7,037,417)    25,912,338
   ASSETS

   NET ASSETS:
        Beginning of period    76,896,866     50,984,528

        End of period         $69,859,449    $76,896,866







   See notes to financial                     (Continued)
   statements.

   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF CHANGES IN NET ASSETS

   YEARS ENDED DECEMBER 31, 1996 and 1995

                                       Total
                                    FutureFunds

                                      1996            1995
   FROM OPERATIONS:
       Net investment income     $24,390,174   $  10,278,551
   (loss)

       Net realized gain          30,509,815      969,701
   (loss) on investments
       Net change in
   unrealized appreciation
           (depreciation) on      28,995,499      104,716,975
   investments

       Increase (decrease) in
   net assets

           resulting from         83,895,488      115,965,227
   operations

   FROM UNIT TRANSACTIONS (by category):
       Variable annuity
   contract:
           Purchase payments

                             1.25 83,237,077      82,627,299
                             0.95 7,726,964       289,517
           Redemptions
                             1.25 (46,796,325)    (36,588,546)
                             0.95 (3,237,270)     (116,815)

       Net transfers from
   (to) other
         annuity contracts
                             1.25 42,179,010      27,417,970
                             0.95 33,548,430      25,999,734
       Increase (decrease) in
   net assets resulting

           from unit              116,657,886     99,629,159
   transactions










   INCREASE (DECREASE) IN NET     200,553,374     215,594,386
   ASSETS

   NET ASSETS:

        Beginning of period       654,243,493     438,649,107
        End of period            $854,796,867  $  654,243,493






   See notes to financial
   statements.

   FUTUREFUNDS SERIES ACCOUNT OF
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   NOTES TO FINANCIAL STATEMENTS
   YEARS ENDED DECEMBER 31, 1996 AND 1995


        1.HISTORY OF THE SERIES ACCOUNT

             The FutureFunds Series  Account of Great-West Life  &
        Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) and was established under Kansas law on November 15, 1983. In 1990, the Series Account was amended to conform to and comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

             The Series Account has various investment divisions which invest in shares of open-end management investment companies as follows:

    FutureFunds Series
          Account
    Investment Division              Underlying Fund Investment
   VIP Asset Manager         Fidelity Investments - Variable Insurance
                             Products Fund/Asset Manager

   VIP Growth                Fidelity Investments - Variable Insurance
                             Products Fund/Growth
   Bond                      Maxim Series Fund, Inc. - Bond
   Corporate Bond            Maxim Series Fund, Inc. - Corporate Bond
   International Equity      Maxim  Series Fund, Inc.  - International
                             Equity
   INVESCO ADR               Maxim Series Fund, Inc. - INVESCO ADR

   INVESCO Balanced          Maxim  Series   Fund,   Inc.  -   INVESCO
                             Balanced
   INVESCO Small-Cap         Maxim Series Fund,  Inc. - INVESCO Small-
   Growth                    Cap Growth
   Mid-Cap                   Maxim Series Fund, Inc. - Mid-Cap
   Money Market              Maxim Series Fund, Inc. - Money Market
   Small-Cap Index           Maxim Series Fund, Inc. - Small-Cap Index

   Small-Cap Value           Maxim Series Fund, Inc. - Small-Cap Value
   Stock Index               Maxim Series Fund, Inc. - Stock Index
   T. Rowe Price             Maxim Series  Fund, Inc. - T.  Rowe Price
   Equity/Income             Equity/Income

   Total Return              Maxim Series Fund, Inc. - Total Return
   U.S. Government           Maxim Series Fund, Inc. - U.S. Government
   Securities                Securities
   TCI Balanced              TCI Portfolios, Inc. - TCI Balanced
   TCI Growth                TCI Portfolios, Inc. - TCI Growth

        2.   SIGNIFICANT ACCOUNTING POLICIES

             The following is a summary of significant accounting policies of the Series Account which are in accordance with the accounting principles generally accepted in the investment company industry:

             a.Security  Transactions  - Security transactions are
             recorded  on the  trade date.   Cost  of  investments
             sold is determined on the basis of identified cost.

             Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

             b.Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by each portfolio at year end.

             The cost of investments represents shares of the underlying funds which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying funds.


             c.Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributed to the Series Account if such taxes are imposed in the future.

        3.CHARGES UNDER THE CONTRACTS

             a.Contract Maintenance Charge - To compensate the Company for administrative services, a contract maintenance charge of not more than $60 is deducted from each participant's account on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining.

             b.Charges Incurred for Total or Partial Surrenders - Pursuant to the contract, charges will be made for total or partial surrenders of a contract in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.


             c.Deductions for Premium Taxes-The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

             d.Deductions for Assumption of Mortality and Expense Risk - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of 1.25% or .95% depending on the size of the contract. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change.

        4.RELATED PARTY SERVICES

        The Company's parent, The Great-West Life Assurance Company, served as investment advisor to Maxim Series Fund, Inc. through October 31, 1996. Effective November 1, 1996 a wholly-owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. Fees are assessed against the average daily net asset value of the Funds to compensate GW Capital Management, Inc. for investment advisory services.

        5.COMPONENTS  OF NET ASSETS  APPLICABLE TO OUTSTANDING UNITS
        OF CAPITAL

        The following is a summary of the net assets applicable to outstanding units of capital at December 31, 1995, for each investment division.






                                                Units          Unit Value
      NET ASSETS APPLICABLE TO
      OUTSTANDING
      UNITS OF CAPITAL:
      Investment Division:

        VIP - Asset Manager    1.25        1,593,034.532048  $ 12.173807
        VIP - Asset Manager    0.95        220,279.353412      11.909808
        VIP - Growth           1.25        2,500,808.024237    14.570949
        VIP - Growth           0.95        463,651.691749      10.930866
        Bond                   1.25        1,890,635.840426    26.816459

        Bond                   0.95        287,152.674053      10.444063
        Corporate Bond         1.25        478,757.712305      13.551196
        Corporate Bond         0.95        38,958.690064       11.262265
        International Equity   1.25        2,249,181.670111    13.329544

        International Equity   0.95        548,157.843590      12.268266
        INVESCO ADR            1.25        126,363.180616      13.457520
        INVESCO ADR            0.95        74,310.251149       12.498977
        INVESCO Balanced       1.25        22,568.188503       10.133022
        INVESCO Balanced       0.95        4,262.656063        10.137158

        INVESCO Small-Cap                  776,719.678282      16.383676
        Growth                 1.25
        INVESCO Small-Cap                  159,393.336731      13.520190
        Growth                 0.95
        Mid-Cap                1.25        2,440,068.068815    14.335311
        Mid-Cap                0.95        528,556.228345      10.847035
        Money Market           1.25        3,129,281.921431    17.604422

        Money Market           0.95        343,499.435115      10.444371
        Small-Cap Index        1.25        477,902.349582      13.460724
        Small-Cap Index        0.95        132,987.331390      11.918033
        Small-Cap Value        1.25        39,184.703146       13.484673
        Small-Cap Value        0.95        1,652.649767        12.241160

        Stock Index            1.25        7,884,581.786997    43.995045
        Stock Index            0.95        2,057,207.664451    12.427225
        T. Rowe Price Equity/              1,702,863.668617    15.301880
        Income                 1.25
        T. Rowe Price Equity/              276,648.631356      12.337499
        Income                 0.95











        Total Return           1.25        382,179.837700      12.869282
        Total Return           0.95        26,145.881017       11.269814
        U.S. Government                    3,234,023.683292    12.608651
        Securities             1.25

        U.S. Government                    119,989.126585      10.447315
        Securities             0.95
        TCI Balanced           1.25        3,238,207.892718    14.357172
        TCI Balanced           0.95        237,929.348328      11.313106
        TCI Growth             1.25        4,560,706.323270    14.111067
        TCI Growth             0.95        585,432.854709      9.399910

        TOTAL

















































                                                   Total Variable
                                                      Annuity
                                                      Contract
                                                    Liabilities

     NET ASSETS APPLICABLE TO OUTSTANDING
     UNITS OF CAPITAL:
     Investment Division:
       VIP - Asset Manager    1.25              $ 19,393,294

       VIP - Asset Manager    0.95                2,623,441
       VIP - Growth           1.25                36,439,147
       VIP - Growth           0.95                5,068,115
       Bond                   1.25                50,700,158
       Bond                   0.95                2,999,041

       Corporate Bond         1.25                6,487,740
       Corporate Bond         0.95                438,763
       International Equity   1.25                29,980,565
       International Equity   0.95                6,724,946
       INVESCO ADR            1.25                1,700,535

       INVESCO ADR            0.95                928,802
       INVESCO Balanced       1.25                228,685
       INVESCO Balanced       0.95                43,211
       INVESCO Small-Cap                          12,725,523
       Growth                 1.25
       INVESCO Small-Cap                          2,155,028
       Growth                 0.95

       Mid-Cap                1.25                34,979,135
       Mid-Cap                0.95                5,733,268
       Money Market           1.25                55,089,200
       Money Market           0.95                3,587,635
       Small-Cap Index        1.25                6,432,912

       Small-Cap Index        0.95                1,584,947
       Small-Cap Value        1.25                528,393
       Small-Cap Value        0.95                20,230
       Stock Index            1.25                346,882,534
       Stock Index            0.95                25,565,382

       T. Rowe Price Equity/                      26,057,016
       Income                 1.25
       T. Rowe Price Equity/                      3,413,152
       Income                 0.95
       Total Return           1.25                4,918,380
       Total Return           0.95                294,659
       U.S. Government                            40,776,676
       Securities             1.25










       U.S. Government                            1,253,564
       Securities             0.95
       TCI Balanced           1.25                46,491,508
       TCI Balanced           0.95                2,691,833
       TCI Growth             1.25                64,356,433

       TCI Growth             0.95                5,503,016
       TOTAL                                    $ 854,796,867

       6.   SELECTED DATA

       The following is a summary of selected data for a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December
       31, 1996, 1995, 1994, 1993, and 1992:



                                        VIP                VIP
                                   Asset Manager      Asset Manager

                                       1.25                0.95
     1996                               (D)                (J)
     Beginning Unit Value       $  10.76           $  10.49


     Ending Unit Value          $  12.17           $  11.91

     Number of Units            1,593,034.53       220,279.35
     Outstanding


     1995
     Beginning Unit Value       $    9.31          $  10.00


     Ending Unit Value          $  10.76           $  10.49

     Number of Units            1,202,943.32       118,138.13
     Outstanding


     1994
     Beginning Unit Value       $  10.00

     Ending Unit Value          $    9.31


     Number of Units            768,426.17
     Outstanding

     1993

     Beginning Unit Value











     Ending Unit Value


     Number of Units
     Outstanding

     1992
     Beginning Unit Value


     Ending Unit Value

     Number of Units
     Outstanding

         (D)  The Investment Division commenced operations on April
         21, 1994, at a unit value of $10.00.
         (J)    The Investment Division commenced operations on
         December 4, 1995, at a unit value of $10.00.


                                  (Continued)








































                                        VIP                VIP
                                      Growth              Growth
                                       1.25                0.95

      1996                            (D)                  (J)
      Beginning Unit Value      $  12.86           $  9.62

      Ending Unit Value         $  14.57           $  10.93


      Number of Units           2,500,808.02       463,651.69
      Outstanding

      1995

      Beginning Unit Value      $  9.62            $  10.00

      Ending Unit Value         $  12.86           $   9.62


      Number of Units           1,502,634.51       164,201.34
      Outstanding

      1994

      Beginning Unit Value      $  10.00

      Ending Unit Value         $   9.62


      Number of Units           559,313.44
      Outstanding

      1993
      Beginning Unit Value


      Ending Unit Value


      Number of Units
      Outstanding

      1992
      Beginning Unit Value


      Ending Unit Value












      Number of Units
      Outstanding
               (D)  The Investment Division commenced operations on April
               21, 1994, at a unit value of $10.00.
               (J)    The Investment Division commenced operations on
               December 4, 1995, at a unit value of $10.00.


                                                                  (Continued)






















































                                       Bond                Bond
                                       1.25                0.95

     1996                                                (J)
     Beginning Unit Value       $  26.05           $  10.11

     Ending Unit Value          $  26.82           $  10.44


     Number of Units Outstanding1,890,635.84       287,152.67


     1995
     Beginning Unit Value       $  22.89           $  10.00


     Ending Unit Value          $  26.05           $  10.11

     Number of Units Outstanding2,010,468.99       197,590.07


     1994
     Beginning Unit Value       $  23.74


     Ending Unit Value          $  22.89

     Number of Units Outstanding2,102,049.13


     1993
     Beginning Unit Value       $  22.14


     Ending Unit Value          $  23.74

     Number of Units Outstanding2,301,785.20


     1992
     Beginning Unit Value       $ 21.10


     Ending Unit Value          $ 22.14


     Number of Units Outstanding1,995,291.18
               (D)  The Investment Division commenced operations on April
               21, 1994, at a unit value of $10.00.










               (J)  The Investment Division commenced operations on
               December 4, 1995, at a unit value of $10.00.

                                                       (Continued)

























































       6.   SELECTED DATA (continued)



                             Corporate    Corporate International

                                    Bond         Bond      Equity
                                    1.25         0.95       1.25

     1996                           (I)           (J)          (B)
     Beginning Unit Value        $  12.44      $  10.30   $  11.29

     Ending Unit Value           $  13.55      $  11.26   $  13.33


     Number of Units Outstanding 478,757.71    38,958.69  2,249,181.67


     1995
     Beginning Unit Value        $  10.00      $  10.00   $  10.49


     Ending Unit Value           $  12.44      $  10.30   $  11.29

     Number  Units Outstanding   220,637.10    269.42     1,645,237.34


     1994
     Beginning Unit Value                                 $  10.00


     Ending Unit Value                                    $  10.49

     Number of Units Outstanding                          1,075,821.94


     1993
     Beginning Unit Value


     Ending Unit Value

     Number of Units Outstanding


     1992
     Beginning Unit Value


     Ending Unit Value











     Number of Units Outstanding
               (B)  The Investment Division commenced operations on April
               13, 1994, at a unit value of $10.00.

               (G)  The Investment Division commenced operations on
               January 5, 1995, at a unit value of $10.00.

               (I)  The Investment Division commenced operations on
               February 2, 1995, at a unit value of $10.00.

               (J)  The Investment Division commenced operations on
               December 4, 1995, at a unit value of $10.00.

                                          continued










       6.SELECTED DATA (continued)



                                  International   INVESCO     INVESCO
                                      Equity        ADR         ADR
                                       0.95         1.25        0.95

   1996                                (J)          (G)         (J)
   Beginning Unit Value           $  10.36      $  11.25    $  10.41

   Ending Unit Value              $  12.27      $  13.46    $  12.50


   Number of Units Outstanding    548,157.84    126,363.18  74,310.25


   1995
   Beginning Unit Value           $  10.00      $  10.00    $  10.00


   Ending Unit Value              $  10.36      $  11.25    $  10.41

   Number of Units Outstanding    290,190.44    23,104.73   1,130.83


   1994
   Beginning Unit Value


   Ending Unit Value

   Number of Units Outstanding


   1993
   Beginning Unit Value


   Ending Unit Value

   Number of Units Outstanding


   1992
   Beginning Unit Value


   Ending Unit Value












   Number of Units Outstanding
               (B)  The Investment Division commenced operations on April
               13, 1994, at a unit value of $10.00.

               (G)  The Investment Division commenced operations on
               January 5, 1995, at a unit value of $10.00.

               (I)  The Investment Division commenced operations on
               February 2, 1995, at a unit value of $10.00.

               (J)  The Investment Division commenced operations on
               December 4, 1995, at a unit value of $10.00.

                                               Continued









       6.   SELECTED DATA (continued)


                                                               INVESCO
                                     INVESCO   INVESCO        Small-Cap
                                   Balanced    Balanced        Growth
                                     1.25         0.95           1.25
       1996                          (K)          (K)            (H)
       Beginning Unit Value              10.00       10.00       $13.09

       Ending Unit Value                 10.13       10.14       $16.38

       Number of Units Outstanding   22,568.19    4,262.66   776,719.68

       1995
       Beginning Unit Value                                     $ 10.00

       Ending Unit Value                                         $13.09

       Number of Units Outstanding                           210,982.04

       1994
       Beginning Unit Value

       Ending Unit Value

       Number of Units Outstanding

       1993
       Beginning Unit Value

       Ending Unit Value

       Number of Units Outstanding

       1992
       Beginning Unit Value

       Ending Unit Value

       Number of Units Outstanding

                 (B)  The Investment Division operation on  April
                      13, 1994, at a unit value of $10.00.
                 (H)  The    Investment     Division    commenced
                      operations on January 9, 1995, at a unit value of $10.00.

                 (J)  The    Investment    Division     commenced
                      operations on December 4, 1995, at a unit value of $10.00.

                 (K)  The    Investment    Division     commenced
                      operations on October 31, 1996, at a unit value of $10.00.



                                          (CONTINUED . . .)

                                INVESCO
                                Small-Cap
                                Growth         Mid-Cap        Mid-Cap
                                0.95           1.25           0.95
  1996                          (J)            (B)            (J)
  Beginning Unit Value            $ 10.77       $ 13.70      $ 10.34

  Ending Unit Value               $ 13.52       $ 14.34      $ 10.85

  Number of Units Outstanding  159,393.34  2,440,068.07   528,556.23

  1995
  Beginning Unit Value            $ 10.00       $ 10.96      $ 10.00

  Ending Unit Value               $ 10.77       $ 13.70      $ 10.34

  Number of Units Outstanding   24,147.18  1,715,174.42   194,687.27

  1994
  Beginning Unit Value                          $ 10.00

  Ending Unit Value                             $ 10.96

  Number of Units Outstanding                788,758.55

  1993
  Beginning Unit Value

  Ending Unit Value

  Number of Units Outstanding

  1992
  Beginning Unit Value

  Ending Unit Value

  Number of Units Outstanding

                      (B)  The Investment  Division operation  on
                           April  13, 1994,  at  a unit  value of
                           $10.00.
                      (H)  The   Investment   Division  commenced
                           operations on  January 9,  1995, at  a
                           unit value of $10.00.
                      (J)  The   Investment   Division  commenced
                           operations on  December 4, 1995,  at a
                           unit value of $10.00.

                      (K)  The   Investment   Division  commenced
                           operations on  October 31, 1996,  at a
                           unit value of $10.00.

  6.   SELECTED DATA (continued)



                                Money          Money     Small-Cap
                                Market         Market      Index
                                1.25           0.95         1.25
  1996                                         (J)          (A)
  Beginning Unit Value               $ 16.96     $ 10.04       $ 11.82

  Ending Unit Value                  $ 17.60     $ 10.44       $ 13.46

  Number of Units Outstanding   3,129,281.92  334,499.44    477,902.35

  1995
  Beginning Unit Value               $ 16.25     $ 10.00        $ 9.48

  Ending Unit Value                  $ 16.96     $ 10.04       $ 11.82

  Number of Units Outstanding   2,880,571.67  169,096.04    296,281.36

  1994
  Beginning Unit Value               $ 15.84                   $ 10.00

  Ending Unit Value                  $ 16.25                    $ 9.48

  Number of Units Outstanding   2,277,816.08                152,895.00

  1993
  Beginning Unit Value               $ 15.60

  Ending Unit Value                  $ 15.84

  Number of Units Outstanding     684,668.93

  1992
  Beginning Unit Value               $ 15.26

  Ending Unit Value                  $ 15.60

  Number of Units Outstanding     787,941.29

                 (A) The Investment Division commenced operations on March 15, 1994, at a unit value of $10.00.
                 (E) The Investment Division commenced operations on November 4, 1994, at a unit value of $10.00.

                 (J)  The    Investment    Division     commenced
                      operations on December 4, 1995, at a unit value of $10.00.



                                     Small-Cap      Small-Cap    Small-Cap
                                     Index          Value           Value
                                     0.95           1.25           1.25
  1996                               (J)            (E)            (J)
  Beginning Unit Value               $ 10.43     $ 11.58       $ 10.48

  Ending Unit Value                  $ 11.92     $ 13.48       $ 12.24

  Number of Units Outstanding     132,987.33   39,184.70      1,652.65

  1995
  Beginning Unit Value               $ 10.00     $ 10.15       $ 10.00

  Ending Unit Value                  $ 10.43     $ 11.58       $ 10.48

  Number of Units Outstanding      72,120.51   30,919.44        164.60

  1994
  Beginning Unit Value                           $ 10.00

  Ending Unit Value                              $ 10.15

  Number of Units Outstanding                       0.01

  1993
  Beginning Unit Value

  Ending Unit Value

  Number of Units Outstanding

  1992
  Beginning Unit Value

  Ending Unit Value

  Number of Units Outstanding

                 (A) The Investment Division commenced operations on March 15, 1994, at a unit value of $10.00.
                 (E) The Investment Division commenced operations on November 4, 1994, at a unit value of $10.00.

                 (J)  The    Investment    Division     commenced
                      operations on December 4, 1995, at a unit value of $10.00.

  6.   SELECTED DATA (continued)



                                     Stock            Stock            T. Rowe
Price
                                     Index                 Index
Equity/Income
                                     1.25           0.95                1.25
  1996                                              (J)                 (F)
  Beginning Unit Value               $ 36.57        $ 10.30            $ 12.98

  Ending Unit Value                  $ 44.00        $ 12.43            $ 15.30

  Number of Units Outstanding   7,884,581.79   2,057,207.66       1,702,863.67

  1995
  Beginning Unit Value               $ 27.30        $ 10.00             $ 9.85

  Ending Unit Value                  $ 36.57        $ 10.30            $ 12.98

  Number of Units Outstanding   7,636,165.40     937,180.75         550,610.66

  1994
  Beginning Unit Value               $ 27.61                           $ 10.00

  Ending Unit Value                  $ 27.30                            $ 9.85

  Number of Units Outstanding   7,589,448.89                         16,574.29

  1993
  Beginning Unit Value               $ 25.44

  Ending Unit Value                  $ 27.61

  Number of Units Outstanding   9,325,064.15

  1992
  Beginning Unit Value               $ 24.33

  Ending Unit Value                  $ 25.44

  Number of Units Outstanding   8,106,010.86

                 (C) The Investment Division commenced operations on April 20, 1994, at a unit value of $10.00.
                 (F) The Investment Division commenced operations on November 9, 1994, at a unit value of $10.00.

                 (J)  The    Investment    Division     commenced
                      operations on December 4, 1995, at a unit value of $10.00.



                                          T. Rowe Price       Total     Total
                                          Equity/Income       Return    Return
                                             0.95             1.25      0.95
  1996                                       (J)              (C)       (J)
  Beginning Unit Value                    $ 10.43            $ 11.66         $
10.18

  Ending Unit Value                       $ 12.34            $ 12.87         $
11.27

  Number of  Units Outstanding            276,648.63           382,179.84
26,145.88

  1995
  Beginning Unit Value                    $  10.00            $ 9.62         $
10.00

  Ending Unit Value                        $ 10.43            $ 11.66        $
10.18

  Number of  Units Outstanding              1,324.94          214,442.71
4,862.59

  1994
  Beginning Unit Value                                     $ 10.00

  Ending Unit Value                                         $ 9.62

  Number of Units Outstanding                            58,473.26

  1993
  Beginning Unit Value

  Ending Unit Value

  Number of Units Outstanding

  1992
  Beginning Unit Value

  Ending Unit Value

  Number of Units Outstanding

                 (C) The Investment Division commenced operations on April 20, 1994, at a unit value of $10.00.
                 (F) The Investment Division commenced operations on November 9, 1994, at a unit value of $10.00.

                 (J)  The    Investment    Division     commenced
                      operations on December 4, 1995, at a unit value of $10.00.

  6.   SELECTED DATA (continued)


                                        U.S.               U.S.
                                     Government            Government
TCI
                                     Securities          Securities
  Balanced
                                      1.25               0.95           1.25
  1996                                                             (J)
  Beginning Unit Value               $ 12.29        $ 10.15          $ 12.96

  Ending Unit Value                  $ 12.61        $ 10.45          $ 14.36

  Number of Units Outstanding   3,234,023.68     119,989.13     3,238,207.89

  1995
  Beginning Unit Value               $ 10.71        $ 10.00          $ 10.83

  Ending Unit Value                  $ 12.29        $ 10.15          $ 12.96

  Number of Units Outstanding   3,165,425.83      39,695.16     3,153,172.39

  1994
  Beginning Unit Value               $ 11.21                         $ 10.90

  Ending Unit Value                  $ 10.71                         $ 10.83

  Number of Units Outstanding   2,756,894.60                    2,877,738.22

  1993
  Beginning Unit Value               $ 10.38                         $ 10.25

  Ending Unit Value                  $ 11.21                         $ 10.90

  Number of Units Outstanding   1,892,295.35                    1,752,730.91

  1992
  Beginning Unit Value               $ 10.00                         $ 10.00

  Ending Unit Value                  $ 10.38                         $ 10.25

  Number of Units Outstanding     251,644.29                      473,967.51

                 (J)  The    Investment     Division    commenced
                      operations on December 4, 1995, at a unit value of $10.00.



                                          TCI               TCI         TCI
                                          Balanced          Growth      Growth
                                             0.95             1.25      0.95
  1996                                       (J)                        (J)
  Beginning Unit Value                    $ 10.18           $ 14.93          $
9.92

  Ending Unit  Value                      $  11.31           $ 14.11         $
9.40

  Number  of Units Outstanding             237,929.35         4,560,706.32
585,432.85

  1995
  Beginning Unit Value                    $ 10.00            $ 11.53         $
10.00

  Ending  Unit Value                       $ 10.18           $ 14.93         $
9.92

  Number of  Units Outstanding              84,634.10         4,954,474.12
292,581.15

  1994
  Beginning Unit Value                                     $ 11.82
  Ending Unit Value                                        $ 11.53

  Number of Units Outstanding                         4,420,493.64

  1993
  Beginning Unit Value                                       10.85

  Ending Unit Value                                          11.82

  Number of Units Outstanding                         2,607,850.29

  1992
  Beginning Unit Value                                      $10.00

  Ending Unit Value                                        $ 10.85

  Number of Units Outstanding                          $647,465.54

                 (J)  The    Investment     Division    commenced
                      operations on December 4, 1995, at a unit value of $10.00.
                                               (CONCLUDED . . .)

   7.   CHANGE IN SHARES

   The following is a summary of the net change in total investment shares held in each of the respective underlying funds:

                                                     For the year ended
                                                        December 31,
                                                             1996

           Fidelity Investments - VIP Asset Manager       400,002
           Fidelity Investments - VIP Growth              623,502
           Maxim Series Fund,   - Bond                    723,506
             Inc.
           Maxim Series Fund,   - Corporate Bond          3,811,747
             Inc.

           Maxim Series Fund,   - International Equity    9,049,497
             Inc.
           Maxim Series Fund,   - INVESCO ADR             1,652,269
             Inc.
           Maxim Series Fund,   - INVESCO Balanced        200,662
             Inc.
           Maxim Series Fund,   - INVESCO Small-Cap       7,884,395
             Inc.               Growth
           Maxim Series Fund,   - Mid-Cap                 9,949,156
             Inc.

           Maxim Series Fund,   - Money Market            13,156,91
             Inc.                                         8
           Maxim Series Fund,   - Small-Cap Index         2,894,941
             Inc.
           Maxim Series Fund,   - Small-Cap Value         93,128
             Inc.
           Maxim Series Fund,   - Stock Index             12,694,53
             Inc.                                         1
           Maxim Series Fund,   - T. Rowe Price           14,243,96
             Inc.               Equity/Income             9

           Maxim Series Fund,   - Total Return            1,927,590
             Inc.
           Maxim Series Fund,   - U.S. Government         4,400,340
             Inc.               Securities
           TCI Portfolios, Inc. - TCI Balanced            774,557
           TCI Portfolios, Inc. - TCI Growth              556,746

            GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
            (A wholly-owned subsidiary of
            The Great-West Life Assurance Company)

            Consolidated Financial Statements for the
            Years Ended December 31, 1996, 1995, and 1994 and Independent Auditors' Report

  INDEPENDENT AUDITORS' REPORT


  To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

  We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (a wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the
  responsibility   of    the   Company's    management.       Our
  responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.

  January 25, 1997

   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
   CONSOLIDATED BALANCE SHEETS
   DECEMBER 31, 1996  AND 1995
   (Dollars in Thousands)

   ASSETS                                             1996         1995
   INVESTMENTS:
     Fixed Maturities:

      Held-to-maturity, at amortized cost (fair  $ 1,992,681  $2,054,204 value $2,041,064 and $2,158,043)
      Available-for-sale,    at    fair     value  6,206,478   6,263,187
   (amortized
      cost $6,151,519 and $6,087,969)
     Common stock                                  19,715      9,440
     Mortgage loans on real estate, net            1,487,575   1,713,195
     Real estate, net                              67,967      60,454

     Policy loans                                  2,523,477   2,237,745
     Short-term investments, available-for-sale    419,008     134,835
     (cost approximates fair value)

         Total Investments                         12,716,901  12,473,060


   Cash                                            125,182     90,939
   Reinsurance receivable                          196,958     333,924
   Deferred policy acquisition costs               282,780     278,526
   Investment income due and accrued               198,441     211,922
   Other assets                                    57,244      40,038

   Premiums in course of collection                74,693      85,990
   Deferred income taxes                           214,404     168,941
   Separate account assets                         5,484,631   3,998,878


   TOTAL ASSETS                                  $ 19,351,234 $17,682,218


   See notes to consolidated financial
   statements.














   LIABILITIES AND STOCKHOLDER'S EQUITY               1996         1995
   POLICY BENEFIT LIABILITIES:

       Policy reserves                            $11,022,595 $10,845,935

       Policy and contract claims                  372,327     359,791
       Policyholders' funds                        153,867     154,872
       Experience refunds                          87,399      83,562
       Provision for policyholders' dividends      51,279      47,760


   GENERAL LIABILITIES:
       Due to Parent Corporation                   151,431     149,974
       Repurchase agreements                       286,736     375,299
       Commercial paper                            84,682      84,854

       Other liabilities                           488,818     451,555
       Undistributed earnings on
         participating business                    133,255     136,617
       Separate account liabilities                5,484,631   3,998,878


         Total Liabilities                         18,317,020  16,689,097

   STOCKHOLDER'S EQUITY:
       Preferred stock, $1 par value,

          50,000,000 shares authorized:
           Series A, cumulative, 1500 shares
             authorized, liquidation value of
             $100,000 per share, 600 shares
             issued and outstanding                60,000      60,000
            Series B, cumulative, 1500 shares
             authorized, liquidation value of
             $100,000 per share, 200 shares
             issued and outstanding                20,000      20,000
            Series C, cumulative, 1500 shares
             authorized, none outstanding
            Series D, cumulative, 1500 shares
             authorized, none outstanding

            Series E, non-cumulative, 2,000,000
             shares authorized, liquidation
             value of $20.90 per share, issued,
             and outstanding                       41,800      41,800
       Common stock, $1 par value; 50,000,000
         shares authorized;
         7,032,000 shares issued and
         outstanding                               7,032       7,032
       Additional paid-in capital                  664,265     657,265










       Net unrealized gains on securities          14,951      58,763
        available-for-sale, net
       Retained earnings                           226,166     148,261


         Total Stockholder's Equity                1,034,214   993,121

   TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $19,351,234 $ 17,682,218


   GREAT-WEST LIFE & ANNUITY
   INSURANCE COMPANY

   CONSOLIDATED STATEMENTS OF INCOME
   YEARS ENDED DECEMBER 31, 1996,
   1995, AND 1994

   (Dollars in Thousands)

                                         1996       1995        1994
   REVENUES:

     Annuity contract charges and    $91,881    $ 79,816   $ 61,122
        premiums
     Life, accident, and health
        premiums earned (net of
        premiums ceded totaling
        $(104,250) , $60,880
        and $48,115)                  1,107,367   987,611    938,947
     Net investment income            836,642     835,046    767,646

     Net realized gains (losses) on   (21,078)    7,465      (71,939)
        investments

                                      2,014,812   1,909,938  1,695,776
   BENEFITS AND EXPENSES:

     Life and other policy benefits
        (net of reinsurance
        recoveries totaling $52,675,
        $43,574, and $18,937)         515,750     557,469    548,950
     Increase in reserves             229,198     98,797     64,834
     Interest paid or credited to
        contractholders               561,786     562,263    529,118
     Provision for policyholders'
        share of earnings (losses)

        on participating business     (7)         2,027      (725)
     Dividends to policyholders       49,237      48,150     42,094

                                      1,355,964   1,268,706  1,184,271


     Commissions                      106,561     122,926    120,058
     Operating expenses               336,719     314,810    261,311
     Premium taxes                    25,021      26,884     27,402
                                      1,733,326  1,593,042   1,824,265











   INCOME BEFORE INCOME TAXES         190,547     176,612    102,734

   PROVISION FOR INCOME TAXES:

      Current                         77,134      88,366     65,070
      Deferred                        (21,162)    (39,434)   (36,614)

                                      55,972      48,932     28,456


   NET INCOME                        $134,575   $ 127,680  $ 74,278











   See notes to consolidated
   financial statements.


   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994

   (Dollars in Thousands)


                                          Preferred Stock



                                          Shares        Amount
   BALANCE, JANUARY 1, 1994            2,000,800   $121,800



   Adjustment to beginning balance for
        change in accounting method
        for investment securities

   Change in net unrealized gains
        (losses)


   Capital contributions

   Dividends

   Net income


   BALANCE, DECEMBER 31, 1994          2,000,800    121,800

   Change in net realized gains
        (losses)


   Dividends

   Net income


   BALANCE, DECEMBER 31, 1995          2,000,800    121,800

   Change in net unrealized gains
        (losses)











   Capital contributions

   Dividends


   Net income

   BALANCE, DECEMBER 31, 1996          2,000,800   $121,800




   See notes to consolidated financial
   statements.















































   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
   YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994

   (Dollars in Thousands) (continued)


                                            Common Stock



                                          Shares          Amount
   BALANCE, JANUARY 1, 1994            7,032,000     $7,032


   Adjustment to beginning balance for
        change in accounting method
        for investment securities

   Change in net unrealized gains
        (losses)


   Capital contributions

   Dividends

   Net income


   BALANCE, DECEMBER 31, 1994          7,032,000      7,032

   Change in net realized gains
        (losses)


   Dividends

   Net income


   BALANCE, DECEMBER 31, 1995          7,032,000      7,032

   Change in net unrealized gains
        (losses)

   Capital contributions

   Dividends

   Net income

   BALANCE, DECEMBER 31, 1996          7,032,000     $7,032



   See notes to consolidated financial
   statements.











   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
   YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994

   (Dollars in Thousands) (Continued)


                                                           Net
                                        Additional      Unrealized
                                         Paid-In          Gains

                                         Capital         (Losses)
   BALANCE, JANUARY 1, 1994            $ 656,793     $ 0


   Adjustment to beginning balance for
        change in accounting method
        for investment securities                      6,515

   Change in net unrealized gains
        (losses)                                      (84,942)


   Capital contributions                 472

   Dividends

   Net income


   BALANCE, DECEMBER 31, 1994           657,265       (78,427)

   Change in net realized gains
        (losses)                                       137,190


   Dividends

   Net income


   BALANCE, DECEMBER 31, 1995            657,265        58,763

   Change in net unrealized gains
        (losses)                                      (43,812)

   Capital contributions                 7,000

   Dividends


   Net income

   BALANCE, DECEMBER 31, 1996           664,265      $14,951



   See notes to consolidated financial
   statements.












   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
   YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994

   (Dollars in Thousands) (Continued)





                                         Retained
                                         Earnings

                                        (Deficit)         Total


   BALANCE, JANUARY 1, 1994            $ 35,721      $821,346

   Adjustment to beginning balance for
        change in accounting method
        for investment securities                     6,515

   Change in net unrealized gains
        (losses)                                      (84,942)


   Capital contributions                              472

   Dividends                           (40,438)       (40,438)


   Net income                          74,278         74,278

   BALANCE, DECEMBER 31, 1994          69,561         777,231


   Change in net realized gains
        (losses)                                      137,190

   Dividends                           (48,980)       (48,980)

   Net income                          127,680        127,680


   BALANCE, DECEMBER 31, 1995          148,261        993,121

   Change in net unrealized gains
        (losses)                                      (43,812)

   Capital contributions                              7,000

   Dividends                           (56,670)       (56,670)

   Net income                          134,575        134,575

   BALANCE, DECEMBER 31, 1996          $226,166      $1,034,214



   See notes to consolidated financial
   statements.


   GREAT-WEST LIFE & ANNUITY INSURANCE
   COMPANY

   CONSOLIDATED STATEMENTS OF CASH FLOWS
   YEARS ENDED DECEMBER 31, 1996, 1995, AND
   1994

   (Dollars in Thousands)

                                           1996        1995       1994

   OPERATING ACTIVITIES:
       Net income                      $ 134,575   $127,680   $ 74,278
       Adjustments to reconcile net
        income to net cash provided by
        operating activities:
         Gain (loss) allocated to
         participating policyholders     (7)        2,027       (725)
         Amortization of investments     15,518     26,725      36,978

         Realized losses (gains) on
         disposal of investments
         and write-downs of mortgage
         loans and real estate           21,078     (7,465)     71,939
         Amortization                    49,454     49,464      29,197
         Deferred income taxes           (20,258)   (39,763)    (38,631)
       Changes in assets and
         liabilities:

         Policy benefit liabilities      358,393    346,975     93,998
         Reinsurance receivable          136,966    (38,776)    (25,868)
         Accrued interest and other
           receivables                   24,778     (17,617)    (26,032)
           Other, net                    (8,076)    8,834       96,950

               Net cash provided by
                operating activities     712,421    458,084     312,084



   INVESTING ACTIVITIES:
       Proceeds from sales,
        maturities, and redemption of
        investments:
           Fixed maturities

              Held-to-maturity
                Sales                               18,821      16,014








                Maturities and
                 redemptions             516,838    655,993     1,034,324

              Available-for-sale
                Sales                    3,569,608  4,211,649    1,753,445
                Maturities and
                 redemptions             803,369    253,747     141,299

           Mortgage loans                235,907    260,960     291,102
           Real estate                   2,607      4,401       29,868
           Common stock                  1,888                  178
       Purchases of investments:
           Fixed maturities

                Held-to-maturity         (453,787)  (490,228)    (673,567)
                Available-for-sale       (4,753,154)  (4,932,566)  (2,606,028)
           Mortgage loans                (23,237)   (683)       (9)
           Real estate                   (15,588)   (5,302)     (9,253)
           Common stock                  (12,113)   (4,218)     (2,063)

               Net cash used in
               investing activities      (127,662)  (27,426)    (24,690)


                                                         (Continued)

































   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   CONSOLIDATED STATEMENTS OF CASH FLOWS
   YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994

   (Dollars in Thousands)

                                             1996        1995         1994


   FINANCING ACTIVITIES:
      Contract withdrawals, net of       $(413,568)   $ (217,190)   $(238,166)
        deposits
      Due to Parent Corporation           1,457        (9,143)     (13,078)
      Dividends paid                      (56,670)     (48,980)    (40,438)
      Net commercial paper                (172)        (4,832)     89,686
        (repayments) borrowings

      Net repurchase agreements           (88,563)     (191,195)    (39,244)
        repayments
      Capital contributions               7,000
        Net cash used in financing        (550,516)    (471,340)   (241,240)
         activities


   NET INCREASE (DECREASE) IN CASH        34,243       (40,682)    46,154

   CASH, BEGINNING OF YEAR                90,939       131,621     85,467

   CASH, END OF YEAR                     $125,182    $ 90,939     $131,621



   SUPPLEMENTAL DISCLOSURES OF CASH
   FLOW INFORMATION

        Cash paid during the year for:
          Income taxes                   $103,700    $ 83,841     $68,892
          Interest                        15,414       17,016      12,229

   See notes to consolidated financial statements.         (Concluded)

   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
   (Amounts in Thousands, except Share Amounts)

   1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

        Certain reclassifications have been made to the 1995 and 1994 financial statements to conform with the basis of presentation used in 1996.

        Investments - Investments are reported as follows:

        1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

             Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as a separate component of stockholder's equity. The net unrealized gains and losses in derivative financial instruments used to hedge available-for-sale securities are included in the separate component of stockholder s equity.

             The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

             The Company maintains an allowance for credit losses at a level that, in management s opinion, is sufficient to absorb possible credit losses on its impaired loans and to provide adequate provision for any possible future losses in the portfolio. Management s judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan.

             Effective January 1, 1995, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 114 "Accounting by Creditors for Impairment of a Loan" and SFAS No. 118 "Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures". In accordance with these standards, a mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The measurement of impaired loans is based on the fair value of the collateral. As the Company was already providing for impairment of loans through an allowance for credit losses, the implementation of these statements had no material effect on the Company's financial statements.

        3. Real estate is carried at the lower of cost or fair value, net of costs of disposal. Effective January 1, 1996, the Company adopted SFAS No. 121 "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". The implementation of this statement had no material effect on the Company s financial statements.

        4. Investments in common stock are carried at fair value.

        5.   Policy loans are carried at their unpaid balances.

        6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

        Gains and losses realized on disposal of investments are determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which consist of sales commissions and other costs that vary with and are primarily related to the production of new and renewal business, have been deferred to the extent recoverable. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $47,089, $48,054, and $28,199 in 1996, 1995, and 1994,
        respectively.

        Separate Account - Separate account assets and related liabilities are carried at fair value. The Company s separate accounts invest in shares of Maxim Series Fund, Inc., a diversified, open-end management investment company which is an affiliate of the Company, shares of other external mutual funds, or government or corporate bonds.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $5,242,753, and $4,675,175 at December 31, 1996 and 1995,
        respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $5,779,842 and $6,170,760, at December 31, 1996 and 1995, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as reinsurance receivable on the balance sheet (See Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Participating Fund Account - Participating life and annuity policy reserves are $3,591,077 and $3,339,316 at December 31, 1996 and 1995, respectively. Participating business approximates 50.3% of the Company's ordinary life insurance in force and 92.2% of ordinary life insurance premium income at December 31, 1996.

        The liability for undistributed earnings on participating business was decreased by $3,362 in 1996, which represented $7 of losses on participating business, a reduction of $2,924 to reflect the net change in unrealized gains on securities classified as available-for-sale, net of certain adjustments to policy reserves and income taxes, and a decrease of $431 due to reinsurance transactions (See Note 2).

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating  policyholders  which  is  included  in  the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. The assets and liabilities associated with these policies are segregated in the accounting records of the Company. Earnings derived from the operation of the PFA accrue solely for the benefit of the acquired participating policyholders.

        Recognition of Premium Income and Benefits and Expenses - Life insurance premiums are recognized as earned. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Benefits and expenses on policies with life contingencies are associated with premium income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.8% in 1996.

        Income Taxes - Income taxes are recorded using the asset and liability approach which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker-dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company will implement Statement of Financial Accounting Standards (SFAS) No. 125 Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities in 1998 as it relates to repurchase agreements and securities lending arrangements. Management estimates the effect of the change will not be material.

        Derivatives - The Company engages in hedging activities to manage interest rate and foreign exchange risk (See
        Note 6).

   2.   RELATED-PARTY TRANSACTIONS

        On October 31, 1996 the Company recaptured certain pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded, at estimated fair value, the following at October 31, 1996 as a result of this transaction:

       Assets                              Liabilities and
                                           Stockholder s Equity
       Cash                $  162,000      Policy reserves        $   164,839

       Mortgages              19,753       Due to parent              9,180
                                           corporation
       Other                  118          Deferred income taxes      1,283
       Undistributed                       Stockholder s equity       7,000
       earnings
        on participating      431
        business
                           $182,302                                 $182,302

        The Company and the Parent Corporation have a number of service agreements whereby the Parent Corporation administers, distributes, and underwrites business for the Company and administers the Company's investment portfolio. Certain operating expenses represent allocations made by the Parent Corporation to the Company for services provided pursuant to these service agreements. These transactions are summarized as follows:

                                               Years Ended December 31,
                                             1996        1995         1994
        Investment management expense
        (included in net investment
        income)                        $   14,800   $  15,182    $  13,841

        Administrative and
        underwriting payments
          (included in operating
           expenses)                       304,599     301,529      269,020



        Effective January 1, 1997 all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were transferred from the Parent Corporation to the Company with no material impact on the Company s financial position. There will not be any material effect on the Company s operating expenses as the costs associated with the employees and these benefit plans are reflected in the present service agreements.

        At December 31, 1996 and 1995, due to Parent Corporation includes $31,639 and $27,814 due on demand and $119,792 and $122,160 of notes payable which bear interest and mature at various dates. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The Company also has available an arrangement to obtain advances from the Parent Corporation to fund short-term liquidity needs. The due on demand to the Parent Corporation bears interest at the public bond rate (7.0% and 6.4% at December 31, 1996 and 1995, respectively) while the remainder bear interest at various rates.

   3.   REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1996 and 1995, reinsurance receivables with a carrying value of $196,958 and $333,924, respectively, were due primarily from the Parent Corporation.

        Total  reinsurance  premiums  assumed   from  the   Parent
        Corporation  were  $1,693, $1,606  and  $2,438,  in  1996,
        1995, and 1994, respectively.

        The Company considers all accident and health policies to be short-duration contracts. The following schedule details life insurance in force and life and accident/health premiums:

                                             Ceded
                                             Primarily
                                             to
                                Gross        the Parent

                                Amount       Corporation
   December 31, 1996:
      Life insurance in force:

        Individual             $23,409,823  $5,246,079

        Group                   47,682,237
            Total              $71,092,060  $5,246,079


      Premiums:

        Life insurance         $334,127     $(111,743)

        Accident/health         592,577      7,493
          Total                $926,704     $(104,250)



   December 31, 1995:








      Life insurance in force:
        Individual             $22,388,520  $7,200,882

        Group                   48,415,592
            Total              $            $
                                70,804,112   7,200,882


      Premiums:
        Life insurance         $339,342     $51,688

        Accident/health         623,626      9,192

          Total                $962,968     $60,880


   December 31, 1994:
      Life insurance in force:
        Individual             $21,461,590  $7,411,811


        Group                   48,948,669
            Total              $70,410,259  $7,411,811


      Premiums:
        Life insurance         $322,263     $42,946


        Accident/health         579,650      5,169
          Total                $901,913     $48,115





























   (Continued)
                                Assumed
                                Primarily              Percentage
                                From                   of Amount
                                Other       Net        Assumed to
                                Companies   Amount     Net
   December 31, 1996:
      Life insurance in force:

        Individual             $3,482,118  $21,645,862 16.1%

        Group                   1,817,511   49,499,748 3.7%
            Total              $5,299,629  $71,145,610


      Premiums:

        Life insurance         $19,633     $465,503    4.2%

        Accident/health         56,780      641,864    8.8%
          Total                $76,413     $1,107,367



   December 31, 1995:
      Life insurance in force:
        Individual             $3,476,784  $18,664,422 18.6%

        Group                   1,954,313   50,369,905 3.9%
            Total              $5,431,097  $69,034,327


      Premiums:
        Life insurance         $21,028     $308,682    6.8%

        Accident/health         64,495      678,929    9.5%
          Total                $85,523     $987,611



   December 31, 1994:
      Life insurance in force:
        Individual             $3,415,596  $17,465,375 19.6%

        Group                   2,102,228   51,050,897 4.1%

            Total              $5,517,824  $68,516,272


      Premiums:
        Life insurance         $22,009     $301,326    7.3%

        Accident/health         63,140      637,621    9.9%

          Total                $85,149     $938,947


   4.   NET INVESTMENT INCOME

   Net investment income is summarized as follows:

                                               Years Ended December 31,


                                           1996      1995     1994
     Investment income:
       Fixed maturities and short-term
        investments                      $ 601,913 $ 591,561 $555,103
       Mortgage loans on real estate       140,823   171,008  182,544
       Real estate                         5,292     3,936    5,700

       Policy loans                        175,746   163,547  116,060
       Other                               3,319

                                           927,095   930,052  859,407


     Investment expenses, including
       interest on amounts charged
       by the Parent Corporation
       of $11,282, $10,778, and $11,145    90,453    95,006    91,761


     Net investment income               $ 836,642 $ 835,046 $767,646


        5.   NET REALIZED GAINS (LOSSES) ON INVESTMENTS

   Net realized gains (losses) on investments are as follows:


                                           Years Ended December 31,


                                          1996       1995        1994
     Realized gains (losses):
       Fixed Maturities               $ (11,624) $28,166     $(39,775)
       Mortgage loans on real           1,143     1,309       2,120
        estate

       Real estate                                (10)        (102)
       Provisions                       (10,597)  (22,000)    (34,182)

     Net realized gains
    (losses) on investments           $ (21,078) $7,465      $(71,939)


   6.   SUMMARY OF INVESTMENTS

   Fixed maturities owned at December 31, 1996 are summarized as follows:


                                                     Gross

                                      Amortized    Unrealized
                                         Cost        Gains
     Held-to-Maturity:

      U.S.  Treasury Securities
        and obligations
        of U.S. Government
        Agencies:
        Collateralized mortgage    $             $
          obligations
        Direct mortgage pass-
         through certificates
        Other                       10,935        630

      Collateralized mortgage
         obligations
      Public utilities              284,954       12,755
      Corporate bonds               1,634,745     41,195
      Foreign governments           12,577        556
      State and municipalities      49,470        1,051


                                   $1,992,681    $56,187



























     Available-for-Sale:
      U.S.  Treasury Securities
        and obligations
        of U.S. Government
        Agencies:
        Collateralized mortgage
           obligations             $658,612      $8,058


        Direct mortgage pass-
          through certificates      844,291       5,093
        Other                       359,220       596
        Collateralized mortgage
        obligations                 614,773       13,619
      Public utilities              628,382       6,523
      Corporate bonds               2,907,875     56,551

      Foreign governments           110,013       1,762
      State and municipalities      28,353        21

                                   $6,151,519    $92,223








































   SUMMARY OF INVESTMENTS (continued)

                                         Gross       Estimated
                                      Unrealized       Fair      Carrying

                                        Losses         Value      Value
     Held-to-Maturity:
      U.S.  Treasury Securities
        and obligations

        of U.S. Government
        Agencies:
        Collateralized mortgage       $          $             $
          obligations
        Direct mortgage pass-through
        certificates
             Other                    106           11,459      10,935
      Collateralized mortgage
        obligations

      Public utilities                320           297,389     284,954
      Corporate bonds                 7,360         1,668,580   1,634,745
      Foreign governments             3             13,130      12,577
      State and municipalities        15            50,506      49,470


                                      7,804      $  2,041,064  $1,992,681

     Available-for-Sale:
      U.S.  Treasury Securities and
      obligations
        of U.S. Government Agencies:

         Collateralized mortgage
          obligations                 3,700      $  662,970    $662,970

         Direct mortgage pass-
          through certificates        10,908        838,476     838,476
         Other                        2,686         357,130     357,130
      Collateralized mortgage
       obligations                    3,553         624,839     624,839
      Public utilities                5,375         629,530     629,530

      Corporate bonds                 5,250         2,959,176   2,959,176
      Foreign governments             5,673         106,102     106,102
      State and municipalities        119           28,255      28,255
                                      37,264     $  6,206,478  $6,206,478


        6.   SUMMARY OF INVESTMENTS [Continued]

   Fixed maturities owned at December 31, 1995 are summarized as follows:

                                                              Gross
                                              Amortized    Unrealized
                                                Cost          Gains

     Held-to-Maturity:
     U.S.  Treasury Securities and
      obligations
      of U.S. Government Agencies:

       Collateralized mortgage obligations $             $

       Direct mortgage pass-through
        certificates
       Other                                11,107        1,093
     Collateralized mortgage obligations

     Public utilities                       269,671       22,084
     Corporate bonds                        1,732,046     83,583
     Foreign governments                    18,596        1,087
     State and municipalities               22,784        1,966


                                           $2,054,204    $109,813

     Available-for-Sale:
     U.S.  Treasury Securities and
       obligations of U.S. Government
       Agencies:

      Collateralized mortgage obligations  $561,475      $9,983

      Direct mortgage pass-through
        certificates                        794,056       11,980
      Other                                 561,736       7,703
     Collateralized mortgage obligations    490,074       18,044

     Public utilities                       581,482       16,607
     Corporate bonds                        2,943,918     121,537
     Foreign governments                    141,362       5,021
     State and municipalities               13,866        22


                                           $6,087,969    $190,897











        6.   SUMMARY OF INVESTMENTS (Continued)




                                       Gross      Estimated

                                     Unrealized     Fair       Carrying
                                       Losses       Value       Value
     Held-to-Maturity:

      U.S.  Treasury Securities
       and obligations
       of U.S. Government
       Agencies:
      Collateralized mortgage      $           $             $
        obligations
      Direct mortgage pass-through
        certificates

      Other                                     12,200        11,107
      Collateralized mortgage
        obligations
      Public utilities              95          291,660       269,671
      Corporate bonds               5,867       1,809,762     1,732,046
      Foreign governments           12          19,671        18,596

      State and municipalities                  24,750        22,784

                                   $5,974      $2,158,043    $2,054,204





























     Available-for-Sale:
      U.S.  Treasury Securities
       and obligations
       of U.S. Government
       Agencies:
      Collateralized mortgage      $1,948      $569,510      $569,510
        obligations

      Direct mortgage pass-through
        certificates                2,233       803,803       803,803
        Other                       39          569,400       569,400
      Collateralized mortgage
        obligations                 3,304       504,814       504,814
      Public utilities              2,425       595,664       595,664

      Corporate bonds               26          3,065,429     3,065,429
      Foreign governments           5,644       140,739       140,739
      State and municipalities      60          13,828        13,828


                                   $15,679     $6,263,187    $6,263,187


             Most of the collateralized mortgage obligations consist of planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fourteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

        The cumulative effect as of January 1, 1994 of adopting SFAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities," increased the opening balance of stockholders' equity by $6,515 to reflect the net unrealized gains on securities classified as available-for-sale (previously carried at the lower of aggregate amortized cost or fair value) and the corresponding adjustments to deferred policy acquisition costs, policy reserves, and amounts allocable to the liability for undistributed earnings on participating business, all net of income taxes.

        In November 1995, the Financial Accounting Standards Board issued a special report entitled A Guide to Implementation of SFAS 115 on Accounting for Certain Investments in Debt and Equity Securities . In accordance with the adoption of this guidance, the Company reassessed the classification of its investment portfolio in December 1995 and reclassed securities totalling $2,119,814 from held-to-maturity to available-for-sale. In connection with this reclassification, an unrealized gain, net of related adjustments (see above), of $23,449 was recognized in stockholder s equity at the date of transfer.

        The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        The amortized cost and estimated fair value of fixed maturity investments at December 31, 1996, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                             Held-to-Maturity
                                         Amortized      Estimated
                                            Cost       Fair Value

   Due in one year or less            $197,135       $ 200,356

   Due after one year through five
     years                             840,192         860,192
   Due after five years through ten
     years                             621,900         641,103
   Due after ten years                 140,061         145,287
   Mortgage-backed securities

   Asset-backed securities             193,393         194,126
                                      $1,992,681     $ 2,041,064



                                            Available-for-Sale
                                         Amortized      Estimated

                                            Cost       Fair Value
   Due in one year or less            $294,236        $308,805

   Due after one year through five
     years                             1,294,892       1,300,473









   Due after five years through ten
     years                             934,312         940,880
   Due after ten years                 422,179         432,721
   Mortgage-backed securities          2,117,676       2,126,285

   Asset-backed securities             1,088,224       1,097,314
                                      $6,151,519       $6,206,478


        Proceeds from sales of securities available-for-sale were $3,569,608, $4,211,649, and $1,753,445 during 1996, 1995, and 1994, respectively. The realized gains on such sales totaled $24,919, $39,755, and $7,030 for 1996, 1995, and
        1994, respectively. The realized losses totaled $40,748, $15,516, and $50,612 for 1996, 1995, and 1994,
        respectively. During 1996, 1995, and 1994 held-to-maturity securities with an amortized cost of $0, $18,087, and $15,300 were sold due to credit deterioration with insignificant realized gains and losses.

        At December 31, 1996 and 1995, pursuant to fully collateralized securities lending arrangements, the Company had loaned $230,419 and $343,351 of fixed maturities, respectively.

        The Company makes limited use of derivative financial instruments to manage interest rate and foreign exchange risk. Such hedging activity consists of interest rate swap agreements, interest rate floors and caps, and foreign currency exchange contracts. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest differential. This differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. The differential paid or received on interest rate and amounts received under interest rate floor and cap agreements are recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

             The following table summarizes the financial hedge instruments:

                            Notional    Strike/Swap
   December 31, 1996           Amount         Rate         Maturity

   Interest Rate Floor     100,000        4.5% [LIBOR]       1999
   Interest Rate Caps      260,000       11.0% to 11.82% 2000 to 2001
                                                [CMT]
   Interest Rate Swaps     187,847       6.203% to 9.35%01/98 to 02/2003
   Foreign Currency        61,012              N/A     09/98 to 03/2003
   Exchange Contracts

                              Notional      Strike/Swap

   December 31, 1995           Amount          Rate          Maturity
   Interest Rate Floor     100,000         4.5% [LIBOR]        1999
   Interest Rate Cap       100,000          11.0% [CMT]        2000
   Interest Rate Swaps     165,000        6.203% to 9.35% 01/98 to 2/2002

   Foreign Currency        66,650               N/A             10/96 to
    Exchange Contracts                                             09/98



   LIBOR - London Interbank Offered Rate
   CMT   - Constant Maturity Treasury Rate

   The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1996 approximately 32% and 10% of the Company's mortgage loans were collateralized by real estate located in California and Michigan, respectively.

   The following represents impairments and other information under SFAS No. 114:

                                               1996    1995
   Impaired Loans
     Loans with related allowance for
       credit losses of $2,793 and $654      $16,443  $3,254

     Loans with no related allowance for
       credit losses                         31,709   20,424
     Average  balance   of  impaired   loans
   during                                    39,064   29,150
       the year
     Interest income recognized [while       923      675
       impaired]
     Interest income received and recorded
       [while impaired] using the cash
       basis method of recognition           1,130    857


        As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time alter the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms that are not impaired, aggregated $68,254, and $89,160 at December 31, 1996, and 1995, respectively.

        The following table presents changes in the allowance for credit losses since January 1, 1995 (date of the adoption of SFAS No. 114):


                                           1996     1995
   Balance, beginning of year            $63,994  $57,987
   Provision for loan losses             4,470    15,877
   Chargeoffs                            (3,468)  (10,480)
   Recoveries                            246      610

   Balance, end of year                  $65,242  $63,994

   7.   COMMERCIAL PAPER

        The Company has a commercial paper program which is partially supported by a $50,000 standby letter-of-credit. At December 31, 1996, commercial paper outstanding has maturities ranging from 49 to 123 days and interest rates ranging from 5.4% to 5.6%. At December 31, 1995, maturities ranged from 25 to 160 days and interest rates ranged from 5.7% to 5.9%.

        8.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

             The  following table  provides estimated  fair  value
        for  all  assets   and  liabilities  and  hedge  contracts
        considered to be financial instruments:

                                                  December 31,
                                                      1996



                                          Carrying   Estimated
                                           Amount   Fair Value
   ASSETS:
     Fixed maturities and short-term

       investments                       $8,618,167 $8,666,550
     Mortgage loans on real estate       1,487,575  1,506,162
     Policy loans                        2,523,477  2,523,477
     Common stock                        19,715     19,715


   LIABILITIES:
     Annuity contract reserves
       without life contingencies        5,779,842  5,821,404
     Policyholders' funds                153,867    153,867
     Due to Parent Corporation           151,431    154,479

     Repurchase agreements               286,736    286,736
     Commercial paper                    84,682     84,682


   HEDGE CONTRACTS:

     Interest rate floor                  62          124

     Interest rate cap                    173         173
     Interest rate swaps                  4,746       4,746
     Foreign currency exchange            (8,954)     (8,954)
      contracts












                                                   December 31,

                                                                    1995
                                                     Carrying
Estimated
                                                     Amount               Fair
Value

        ASSETS:
          Fixed maturities and short-term
            investments                                    $8,452,226
8,556,065
          Mortgage  loans on real estate                  1,713,195
1,749,514
          Policy loans                                    2,237,745
2,237,745
          Common stock                               9,440               9,440

        LIABILITIES:
          Annuity contract reserves
            without life contingencies                    6,170,760
6,268,749
          Policyholders' funds                            154,872
154,872
          Due to Parent Corporation                      149,974
152,347
          Repurchase agreements                           375,299
375,299
          Commercial paper                                84,854
84,854

        HEDGE CONTRACTS:

          Interest rate floor                        84                  1,320
          Interest rate cap                          90                  90
          Interest  rate swaps                            10,052
10,052
          Foreign  currency exchange contracts           (4,604)
(4,604)

             The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        Mortgage loans fair value estimates generally are based on a discounted cash flow basis. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

        Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

        The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current credited rates for similar products.

        The estimated fair value of policyholders funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

        The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market spread rates on high quality investments.

        The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

        The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net gain position for interest rates swaps are $160 and $0 of unrealized losses in 1996 and 1995, respectively. Included in the net loss position for foreign currencies exchange contracts are $8,954 and $5,497 loss exposures in 1996 and 1995, respectively.

        See note 6 for additional information on policies regarding estimated fair value of fixed maturities.

        9.FEDERAL INCOME TAXES

        The following is a reconciliation between the federal income tax rate and the Company s effective rate:

                                               1996     1995     1994

   Federal tax rate                         35.0%     35.0%    35.0%

   Change in tax rate resulting from:
      Investment income not subject to      (1.0)    (0.5)   (1.0)
        federal tax
      Release of contingent liability       (4.7)
      Change in valuation allowance          0.8     (7.8)   (6.9)

      State and environmental taxes          0.7      0.7     0.9
      Other, net                            (1.4)     0.3     (0.3)
   Total                                    29.42     7.72     7.7



        Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1996 and 1995 are as follows:


                                                            1996
                                                Deferred          Deferred Tax

                                                Tax Asset          Liability
    Policyholder reserves                $ 151,239           $

    Deferred policy acquisition costs                           57,031
    Deferred acquisition cost proxy tax    70,413

    Investment assets                      35,658
    Net operating loss carryforwards       12,295








    Tax credits and other                  5,366
         Subtotal
                                           274,971              57,031
    Valuation allowance                    (3,536)
         Total Deferred Taxes            $271,435              $57,031



                                                           1995
                                                Deferred          Deferred Tax

                                               Tax Asset           Liability
    Policyholder reserves               $  162,073           $

    Deferred policy acquisition costs                           55,542
    Deferred acquisition cost proxy tax    58,481

    Investment assets                                           16,372
    Net operating loss carryforwards       17,588
    Tax credits and other                   4,786
         Subtotal                         242,928               71,914
    Valuation allowance                    (2,073)

         Total Deferred Taxes            $240,855               71,914



          Amounts related to investment assets above include $8,530 and $33,735 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 1996 and 1995, respectively.

          The Company files a separate tax return and, therefore, losses incurred by subsidiaries cannot be offset against operating income of the Company. At December 31, 1996, the Company s subsidiaries have approximately $35,128 of net operating loss carryforwards, expiring through the year 2011. The tax benefit of subsidiaries net operating loss carryforwards, net of a valuation allowance of $1,612 are included in the deferred tax assets.

          The Company's valuation allowance was increased/(decreased) in 1996, 1995, and 1994 by $1,463, $(13,145), and $(6,278), respectively, primarily as a result of taxable income in subsidiaries which was greater than expected and the resulting re-evaluation by management of future estimated taxable income in the subsidiaries.

         Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

         Pursuant to a December 31, 1993 agreement between the Company and its Parent whereby the Company assumed responsibility for the Parent Corporation s income tax liability for fiscal years prior to 1994, the Company had previously recorded a contingent liability provision.

         The Company s 1996 results of operations include a release of $25,600 from the provision, to reflect the resolution of 1988 and l989 tax issues with the Internal Revenue Service (IRS). Audits of tax years 1990 and 1991 are in the process of being finalized. The IRS is currently auditing tax years 1992 and 1993. In the opinion of Company management, the amounts paid or accrued are adequate; however, it is possible that the Company s accrued amounts may change as a result of the completion of the IRS audits.

         10.STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

         All of the Company's outstanding series of preferred stock are owned by the Parent Corporation. The dividend rate on the Series A Stated Rate Auction Preferred Stock (STRAPS) is 7.3% through December 30, 2002. The Series A STRAPS are redeemable at the option of the Company on or after December 29, 2002 at a price of $100,000 per share, plus accumulated and unpaid dividends.


         The dividend rate on the Series B Straps is 5.8% through December 30, 1997. The Series B STRAPS are redeemable at the option of the Company on or after December 29, 1997 at a price of $100,000 per share, plus accumulated and unpaid dividends.



         The Company's Series E 7.5% non-cumulative, non-redeemable preferred shares are redeemable by the Company after April 1, 1999. The shares are convertible into common shares at the option of the holder on or after September 30, 1999, at a conversion price negotiated between the holder and the Company or at a formula determined conversion price in accordance with the share conditions.


         The Company received $472 of contributed capital in the form of deferred tax assets from the Parent Corporation during 1994 in connection with reinsurance transactions with the Parent.

         The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:



                                        1996              1995           1994

                                     (Unaudited)
    Net Income                 $  180,635          $  114,931      $  70,091
    Capital and Surplus           713,324             653,479         621,589


        The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado is subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1996 were $584,492 and $182,044 (unaudited), respectively. The Company should be able to pay up to $182,044 (unaudited) of dividends without regulatory approval in 1997.

        Dividends of $8,587, $9,217, and $7,475, were paid on preferred stock in 1996, 1995, and 1994, respectively. In addition, dividends of $48,083, $39,763, and $32,963, were paid on common stock in 1996, 1995 and 1994, respectively. Dividends are paid as determined by the Board of Directors.

        The Company is involved in various legal proceedings which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                                 PART C
                            OTHER INFORMATION


        Item 24.    Financial Statements and Exhibits


               (a)  Financial Statements

              The statements of assets and liabilities of FutureFunds Series Account as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the consolidated balance sheets for Great-West Life & Annuity Insurance Company at December 31, 1996, 1995 and the related consolidated statements of income, stockholders equity and cash flows for each of the three years in the period ended December 31, 1996, are included in Part B.

               (b)  Exhibits

              Items (1), (2), (6) and (8) are incorporated by reference to registrant's Form S-6 Registration
              Statement filed February 21, 1984 and Pre-Effective
              Amendment No. 1 thereto filed June 29, 1984.

              Item (9) is incorporated by reference to registrant's Post-Effective Amendment No. 7 to Form
              N-4 registration statement filed on April 30, 1987.

              Items (4), (5) and (13) are incorporated by reference to registrant's Post-Effective Amendment
              No. 11 to Form N-4 registration statement filed on May 1, 1989.

              (3) Copy of Underwriting Agreement is attached hereto
                as Exhibit (3)

              (7)  Not Applicable

              (10) (a)  Written Consent of Jorden Burt Berenson &
                        Johnson, LLP

                   (b)  Written Consent of Deloitte & Touche LLP

                   (c)  Written Consent of Ruth B. Lurie

              (11) Not Applicable

              (12) Not Applicable

               (13) Example Calculations of Performance Data is
                    attached hereto as Exhibit (13)

               (14) Financial Data Schedule is attached hereto as
                     Exhibit (14)

  Item 25.    Directors and Officers of the Depositor

                                                          Position and Offices
  Name                 Principal Business Address            with Depositor


  James Balog          2205 North Southwinds Boulevard          Director
                       Vero Beach, Florida  39263

  James W. Burns, O.C.             (4)                           Director

  Orest T. Dackow                  (3)                           Director

  Paul Desmarais, Jr.              (4)                           Director

  Robert G. Graham     574 Spoonbill Drive                       Director
                       Sarasota, FL 34236

  Robert Gratton                   (5)                           Chairman

  N. Berne Hart        2552 East Alameda Avenue                  Director
                       Denver, Colorado  80209
  Kevin P. Kavanagh                (1)                           Director

  William Mackness      61 Waterloo Street                          Director
                        Winnipeg, Manitoba  R3N 0S3

  William T. McCallum              (3)                           Director,
                                                                 President and
                                                                 Chief
Executive
                                                                 Officer

  Jerry E.A. Nickerson   H.B. Nickerson & Sons Limited           Director
                         P.O. Box 130
                         275 Commercial Street
                         North Sydney, Nova Scotia  B2A 3M2

  P. Michael Pitfield, P.C., Q.C.    (4)                          Director

  Michel Plessis-Belair, F.C.A.      (4)                          Director







  Ross J. Turner       Genstar Investment Corporation            Director
                       950 Tower Lane
                       Metro Tower, Suite 1170
                       Foster City, California  94404

  Brian E. Walsh       Trinity L.P.                              Director
                       115 Putnam Ave.
                       Greenwich, Connecticut

  Robert D. Bond                         (3)                            Senior
Vice-President,
                                                           Financial Services


  John A.  Brown                          (3)                           Senior
Vice-President,
                                                           Financial Services

  John T. Hughes                         (3)                            Senior
Vice-President,
                                                           Chief    Investment
Officer

  Robert E.  Kavanagh                 (2)                         Senior Vice-
President,
                                                           Employee  Benefits,
Sales

  D. Craig Lennox                        (3)                            Senior
Vice-President,
                                                           General Counsel and
                                                           Secretary

  Dennis Low                            (3)                          Executive
Vice-President,
                                                           Financial Services

  Alan D.  MacLennan                    (2)                          Executive
Vice-President,
                                                           Employee Benefits







                                                  C-4







  Steve H. Miller                        (2)                            Senior
Vice-President,
                                                           Employee  Benefits,
Sales

  James D. Motz                          (2)                            Senior
Vice-President,
                                                           Employee   Benefits
Operations

  Marty Rosenbaum                        (2)                            Senior
Vice-President,
                                                           Employee   Benefits
Operations

  Douglas  L. Wooden                     (3)                            Senior
Vice-President,
                                                           Financial Services
   ______________________________________

  (1)    100 Osborne Street North, Winnipeg, Manitoba, Canada
         R3C 3A5

  (2)    8505 East Orchard Road, Englewood, Colorado  80111.

  (3)    8515 East Orchard Road, Englewood, Colorado  80111.

  (4)    Power Corporation of Canada, 751 Victoria Square,
         Montreal, Quebec, Canada  H2Y 2J3.

  (5)    Power Financial Corporation, 751 Victoria Square,
         Montreal, Quebec, Canada  H2Y 2J3.

  Item 26. Persons controlled by or under common control with the Depositor or Registrant

         See attached organizational chart.



  Item 27.    Number of Contractowners

         On February 28, 1997, there were 24 owners of non-qualified contracts and 44,156 of qualified contracts offered by Registrant.

  ORGANIZATIONAL CHART

  Power Corporation of Canada
       100% Marquette Communications Corporation
       100% - 171263 Canada Inc.
       68.1% - Power Financial Corporation
       86.4% - Great-West Lifeco Inc.
       99.5% - The Great-West Life Assurance Company
       100% - Great-West Life & Annuity Insurance Company
            100% - GW Capital Management, Inc.
            100% - Financial Administrative Services Corporation 100% - One Corporation
                 100% - One Health Plan of Illinois, Inc.
                 100% - One Health Plan of Texas, Inc.
                 100% - One Health Plan of California, Inc.
                 100% - One Health Plan of Colorado, Inc.
                 100% - One Health Plan of Georgia, Inc.
                 100% - One Health Plan of North Carolina, Inc. 100% - One Health Plan of Washington, Inc.
                 100% - One Orchard Equities, Inc.
            100% - Great-West Benefit Services, Inc.
                  13% - Private Healthcare Systems, Inc.
            100% - Benefits Communication Corporation
                 100% - BenefitsCorp Equities, Inc.
             94% - Maxim Series Fund, Inc.
            100% - Greenwood Property Corporation
            100% - GWL Properties Inc.
                 100% - Great-West Realty Investments Inc.
                  50% - Westkin Properties Ltd.
            100% - Confed Admin Services, Inc.
            100% - Orchard Series Fund


  Item 28.    Indemnification

         Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                 Colorado Business Corporation Act

         Article 109 - INDEMNIFICATION

         Section 7-109-101.  Definitions.

              As used in this Article:

              (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

              (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

              (3)  "Expenses" includes counsel fees.

              (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

              (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in
              Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

              (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

              (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

         Section 7-109-102.  Authority to indemnify directors.

              (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

                   (a)  The person conducted himself or herself
         in good faith;

                   (b)  The person reasonably believed:

                        (I)  In the case of conduct in an
                        official capacity with the corporation,
                        that his or her conduct was in the
                        corporation's best interests; or

                        (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                   (c)  In the case of any criminal proceeding,
                   the person had no reasonable cause to believe his or her conduct was unlawful.

              (2)  A director's conduct with respect to an
              employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection
              (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

              (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

              (4) A corporation may not indemnify a director under this section:

                   (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                   (b)  In connection with any proceeding
                   charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

              (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

         Section 7-109-103.  Mandatory Indemnification of
  Directors.

                   Unless limited by the articles of
              incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

         Section 7-109-104.  Advance of Expenses to Directors.

              (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                   (a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                   (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                   (c)  A determination is made that the facts
                   then know to those making the determination would not preclude indemnification under this article.

              (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

              (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

         Section 7-109-105.  Court-Ordered Indemnification of
  Directors.

              (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                   (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                   (b)  If it determines that the director is
                   fairly and reasonably entitled to
                   indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102
                   (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102
                   (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

         Section 7-109-106.  Determination and Authorization of
  Indemnification of Directors.

              (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-
              102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

              (2)  The determinations required to be made
              subsection (1) of this section shall be made:

                   (a)  By the board of directors by a majority
                   vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                   (b)  If a quorum cannot be obtained, by a
                   majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

              (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                   (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph
                   (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                   (b)  By the shareholders.

              (4)  Authorization of indemnification and
              evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

         Section 7-109-107.  Indemnification of Officers,
  Employees, Fiduciaries, and Agents.

              (1) Unless otherwise provided in the articles of incorporation:

                   (a)  An officer is entitled to mandatory
                   indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                   (b)  A corporation may indemnify and advance
                   expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                   (c)  A corporation may indemnify and advance
                   expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

         Section 7-109-108.  Insurance.

                   A corporation may purchase and maintain
              insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-
              107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

         Section 7-109-109.  Limitation of Indemnification of
  Directors.

              (1)  A provision concerning a corporation's
              indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

              (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

         Section 7-109-110.  Notice to Shareholders of
  Indemnification of Director.

                   If a corporation indemnifies or advances
              expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                          Bylaws of GWL&A

         Article II, Section 11.  Indemnification of Directors.


              The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


  Item 29.    Principal Underwriter

         (a) BenefitsCorp Equities, Inc. (BCE ) currently distributes securities of Great-West Variable Annuity Account A, Maxim Series Account and Pinnacle Series Account in addition to those of the Registrant.

         (b)  Directors and Officers of BCE


                                                     Position and Offices
  Name                 Principal Business Address      with Underwriter

  Charles P. Nelson                (1)               Director and President

  Robert K. Shaw                   (1)               Director

  Dennis Low                       (1)               Director

  Gregg E. Seller            18101 Von Karman Ave.   Director and Vice
                             Suite 1460              President
                             Irvine, CA 92715        Major Accounts


  John Brown                       (1)               Director

  Robert D. Bond                   (1)               Director

  Doug L. Wooden                   (1)               Director

  Jack Baker                       (1)               Vice President, Licensing
                                                     and Contracts

  Glen R. Derback                  (1)               Treasurer


                                         C-16


  Ruth B. Lurie                    (1)               Secretary

  Beverly A. Byrne                 (1)               Assistant Secretary

  ____________

  (1)  8515 E. Orchard Road, Englewood, Colorado 80111

    (c)  Commissions and other compensation received by Principal
    Underwriter during registrant's last fiscal year:


                       Net
  Name of           Underwriting     Compensation
  Principal        Discounts and         on        Brokerage
  Underwriter       Commissions      Redemption   Commissions  Compensation


    BCE                 -0-            -0-              -0-          -0-



  Item 30.    Location of Accounts and Records

         All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road,
         Englewood, Colorado  80111.

  Item 31.    Management Services

         Not Applicable.

  Item 32.    Undertakings

         (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

         (d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-
              88), and that the provisions of paragraphs (1) -
              (4) thereof have been complied with.

         (e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.


         (f) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Denver, State of Colorado, on
  this 28th day   of April, 1997.

                             FUTUREFUNDS SERIES ACCOUNT
                             (Registrant)



                             By:  /s/ William T. McCallum
                                  William T. McCallum, President
                                  and Chief Executive Officer of
                                  Great-West Life & Annuity
                                  Insurance Company


                             GREAT-WEST LIFE & ANNUITY
                             INSURANCE COMPANY
                             (Depositor)



                             By:  /s/ William T. McCallum
                                  William T. McCallum, President
                                  and Chief Executive Officer

    As required by the Securities Act of 1933, this Registration
  Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:


  Signature and Title                                            Date

  /s/ Robert Gratton *                                     April 28, 1997
  Director and Chairman
  of theBoard (Robert Gratton)

  /s/ William T. McCallum                                  April 28, 1997
  Director, President and Chief Executive
  Officer (William T. McCallum)




  Signature and Title                                      Date

  /s/ Glen R. Derback                                April 28, 1997
  Vice President and Comptroller
  (Glen R. Derback)


  /s/ James Balog *                                  April 28, 1997
  Director, (James Balog)


  /s/ James W. Burns *                               April 28, 1997
  Director, (James W. Burns)

  /s/ Orest T. Dackow *                              April 28, 1997
  Director (Orest T. Dackow)


  /s/ Paul Desmarais, Jr. *                          April 28, 1997
  Director (Paul Desmarais, Jr.)


                                                     April 28, 1997
  Director (Robert G. Graham)


  /s/ N. Berne Hart *                                April 28, 1997
  Director (N. Berne Hart)


  /s/ Kevin P. Kavanagh *                            April 28, 1997
  Director (Kevin P. Kavanagh)


                                                     April 28, 1997
  Director (William Mackness)


  /s/ Jerry E. A. Nickerson *                        April 28, 1997
  Director (Jerry E.A. Nickerson)


  /s/ P. Michael Pitfield *                          April 28, 1997
  Director (P. Michael Pitfield)


  /s/ Michel Plessis Belair *                        April 28, 1997
  Director (Michel Plessis-Belair)


  Signature and Title                                      Date



  Director (Ross J. Turner)                     April 28, 1997

  /s/ Brian E. Walsh *                               April 28, 1997
  Director (Brian E. Walsh)





  *By:      /s/ D.C. Lennox                          April 28, 1997
     D. C. Lennox


     Attorney-in-fact pursuant to Powers of Attorney filed under Post-
  Effective Amendment Nos. 14, 20 and 22 to this Registration Statement.












